FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

FTFT N-Q PE 11/30/11

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 25, 2012

FTFT N-Q PE 11/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 25, 2012

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 25, 2012

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Alabama Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.1%				
Alabama 78.8%				
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/24	$	1,755,000	$	1,762,880
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40		3,000,000		3,176,550
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.00%, 8/15/23		4,435,000		4,447,418
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29		2,055,000		2,062,007
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43		4,120,000		4,257,731
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36		2,560,000		2,613,709
Auburn University General Fee Revenue, Series A, AGMC Insured, 5.00%, 6/01/38		5,000,000		5,276,950
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35		1,990,000		1,720,236
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39		3,825,000		3,924,565
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39		4,000,000		4,332,920
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,950,000		6,173,720
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32		1,000,000		1,048,430
Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%, 7/01/37		9,025,000		8,467,887
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29		4,290,000		4,400,939
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		5,630,625
8/01/37		5,000,000		5,217,400
Coffee County PBA Building Revenue, NATL Insured, 5.00%, 9/01/27		2,145,000		2,195,407
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41		3,000,000		3,096,240
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36		7,000,000		6,851,810
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,				
Series A, 5.25%, 9/01/36		5,000,000		5,251,150
Series B, 5.50%, 9/01/33		4,500,000		4,791,015
Etowah County Board of Education Special Tax, School wts., AGMC Insured, 5.00%,				
9/01/24		4,235,000		4,361,288
9/01/28		2,000,000		2,042,260
9/01/33		2,500,000		2,537,225
Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29		980,000		818,555
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33		2,000,000		2,045,760
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30		5,000,000		4,725,350
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded,				
5.40%, 6/01/22		4,000,000		4,168,000
5.50%, 6/01/27		3,820,000		3,982,121
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL Insured, 5.00%, 10/01/33		8,000,000		8,267,280
Jacksonville State University Revenue, Tuition and Fee, NATL Insured, Pre-Refunded, 5.00%, 12/01/22		3,000,000		3,069,570
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24		2,000,000		1,788,460
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13		130,000		135,420
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33		7,410,000		7,703,214
Limestone County Water and Sewer Authority Water Revenue,				
AMBAC Insured, 5.00%, 12/01/29		1,540,000		1,563,547
AMBAC Insured, 5.00%, 12/01/31		3,910,000		3,944,760
Assured Guaranty, 5.00%, 12/01/39		3,750,000		3,897,600
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,				
Assured Guaranty, 5.125%, 9/01/34		600,000		626,154
Series A, AMBAC Insured, 5.00%, 9/01/34		1,000,000		1,015,000
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36		1,000,000		1,017,310
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31		7,500,000		7,862,700
Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32		2,170,000		2,175,468
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33		3,000,000		2,473,380
Mobile GO, wts., 5.50%, 2/15/30		2,000,000		2,104,720
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33		6,500,000		6,764,290
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36		10,000,000		10,330,300
Moulton Water Works Board Water Revenue, NATL Insured, 5.375%, 1/01/32		1,935,000		1,957,756
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37		3,000,000		3,151,050
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35		2,000,000		2,028,980
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40		2,000,000		2,103,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,080,040
Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33	2,610,000	2,625,164
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32	5,000,000	5,090,350
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,103,840
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,862,244
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,661,050
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,003,060
University of North Alabama Revenue, Student Housing, NATL RE, FGIC Insured, 5.00%, 11/01/29	2,995,000	3,035,043
University of South Alabama University Revenue, Facilities, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,185,800
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	3,039,879
		229,047,077
U.S. Territories 17.3%		
Puerto Rico 17.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	1,038,940
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.25%, 7/01/27	1,005,000	1,005,422
Refunding, AGMC Insured, 5.125%, 7/01/30	1,115,000	1,115,245
Series A, 5.125%, 7/01/31	3,550,000	3,517,411
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	10,579,630
Series M, 5.00%, 7/01/46	2,500,000	2,230,150
Puerto Rico Electric Power Authority Power Revenue,		
Series TT, 5.00%, 7/01/37	3,000,000	2,961,510
Series WW, 5.50%, 7/01/38	3,350,000	3,423,901
Series XX, 5.25%, 7/01/40	7,500,000	7,535,625
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/27	760,000	761,748
Refunding, Series G, 5.00%, 7/01/26	1,000,000	1,001,920
Series D, Pre-Refunded, 5.25%, 7/01/27	2,305,000	2,368,157
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A,		
5.75%, 8/01/37	2,000,000	2,123,020
5.375%, 8/01/39	1,500,000	1,542,255
6.00%, 8/01/42	8,500,000	9,157,730
		50,362,664
Total Municipal Bonds (Cost $274,358,569) 96.1%		279,409,741
Other Assets, less Liabilities 3.9%		11,487,655
Net Assets 100.0%		$ 290,897,396

Abbreviations

Selected Portfolio

- **AGMC** - Assured Guaranty Municipal Corp.
- **AMBAC** - American Municipal Bond Assurance Corp.
- **BHAC** - Berkshire Hathaway Assurance Corp.
- **CIFG** - CDC IXIS Financial Guaranty
- **ETM** - Escrow to Maturity
- **FGIC** - Financial Guaranty Insurance Co.
- **FICO** - Financing Corp.
- **GO** - General Obligation
- **IDA** - Industrial Development Authority/Agency
- **IDB** - Industrial Development Bond/Board
- **IDBR** - Industrial Development Board Revenue
- **NATL** - National Public Financial Guarantee Corp.
- **NATL RE** - National Public Financial Guarantee Corp. Reinsured
- **PBA** - Public Building Authority
- **XLCA** - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Arizona Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.9%				
Arizona 89.6%				
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,				
7/01/26	$	2,500,000	$	2,886,250
7/01/27		3,000,000		3,442,530
7/01/28		3,350,000		3,820,943
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30		2,250,000		2,274,367
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32		3,280,000		3,482,278
Arizona Health Facilities Authority Revenue,				
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38		15,000,000		15,707,550
Banner Health, Series A, 5.00%, 1/01/35		10,000,000		10,056,800
Banner Health, Series D, 5.50%, 1/01/38		17,500,000		18,171,825
Catholic Healthcare West, Series B1, 5.25%, 3/01/39		10,000,000		9,913,300
Arizona School Facilities Board COP, 5.50%, 9/01/23		10,000,000		11,114,700
Arizona State Board of Regents University System Revenue, Series A, 5.00%, 6/01/39		8,650,000		9,028,524
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		9,320,760
Series A, AGMC Insured, 5.00%, 10/01/29		5,855,000		6,112,620
Series B, AGMC Insured, 5.00%, 10/01/28		5,000,000		5,267,450
Series B, AGMC Insured, 5.00%, 10/01/29		3,000,000		3,139,020
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,				
7/01/28		15,540,000		16,624,692
7/01/29		7,500,000		7,970,250
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33		1,000,000		1,006,230
[a]Arizona State Transportation Board Highway Revenue, Subordinated Highway, Refunding, Series A, 5.00%, 7/01/36		10,000,000		10,560,300
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30		17,250,000		17,547,907
Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,				
7/01/23		2,890,000		2,934,564
7/01/25		2,250,000		2,277,990
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, 5.00%, 7/01/28		7,000,000		7,028,070
Downtown Phoenix Hotel Corp. Revenue,				
Senior Series A, FGIC Insured, 5.00%, 7/01/40		15,785,000		12,539,130
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		18,995,000		18,498,661
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40		12,845,000		12,443,851
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28		10,000,000		10,985,000
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29		25,000,000		25,478,500
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,				
5.00%, 12/01/32		4,025,000		3,596,619
5.00%, 12/01/42		12,870,000		11,004,365
Series B, 5.00%, 12/01/37		3,000,000		2,596,950
Glendale IDAR, Midwestern University,				
5.00%, 5/15/35		5,000,000		4,898,400
5.125%, 5/15/40		10,000,000		9,772,800
Refunding, 5.00%, 5/15/31		3,455,000		3,480,083
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23		2,000,000		2,074,380
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38		10,000,000		10,213,100
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32		7,500,000		7,653,975
Goodyear Water and Sewer Revenue, sub. lien,				
Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41		1,500,000		1,569,225
Refunding, AGMC Insured, 5.25%, 7/01/31		1,000,000		1,043,540
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35		9,090,000		8,904,109
Marana Municipal Property Corp. Municipal Facilities Revenue,				
Refunding, NATL Insured, 5.25%, 7/01/22		1,100,000		1,101,936
Series A, 5.00%, 7/01/28		3,000,000		3,131,250
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35		12,090,000		14,648,365
Maricopa County IDA, MFHR,				
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18		2,000,000		2,247,980
Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22		1,650,000		1,590,122
Maricopa County IDA Health Facility Revenue,				
Catholic Healthcare West Project, Refunding, Series A, 5.375%, 7/01/23		7,000,000		7,406,630

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,487,354
Catholic Healthcare West Project, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,141,054
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,553,875
Maricopa County IDA Hospital Facility Revenue,		
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,000,000
Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37	5,000,000	5,000,000
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,230,521
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,742,457
Maricopa County PCC, PCR,		
El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,160,400
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,508,510
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,366,059
Various, Public Service Co., Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,214,000
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,771,361
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,358,678
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,		
5.25%, 7/01/33	5,000,000	5,176,600
5.00%, 7/01/38	5,000,000	5,055,600
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,635,999
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,910,795
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,777,350
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,760,620
Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,185,918
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	3,890,000	3,846,665
Northern Arizona University COP, Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30	2,000,000	2,012,040
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	4,963,650
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,117,800
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,252,800
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,021,090
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,030,050
senior lien, Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,294,530
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	4,118,501
7/01/28	2,000,000	2,084,080
7/01/29	2,000,000	2,068,200
7/01/36	5,000,000	4,955,250
7/01/37	7,000,000	6,937,280
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	2,050,000	2,080,032
7/01/41	5,000,000	5,058,450
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,681,222
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/20	9,710,000	9,738,547
junior lien, Refunding, NATL RE, FGIC Insured, 5.125%, 7/01/21	10,000,000	10,030,200
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/24	7,050,000	7,062,972
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,096,740
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,535,446
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,896,075
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/26	3,250,000	3,338,205
Series A, 5.00%, 7/01/39	14,780,000	15,578,859
Phoenix GO, Various Purpose, Series B,		
5.00%, 7/01/27	4,845,000	4,901,686
Pre-Refunded, 5.00%, 7/01/27	3,515,000	3,610,397
Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.90%, 1/01/23	945,000	946,191
Phoenix IDA Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,		
9/15/21	4,300,000	4,316,211
9/15/28	4,000,000	4,000,720
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,200,000	13,634,166

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series C, AMBAC Insured, 5.00%, 7/01/37	9,350,000	6,451,874
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	14,865,450
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,020,340
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,634,325
Pima County Arizona, 5.125%, 9/01/27	8,655,000	8,888,945
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%,		
7/01/33	1,500,000	1,539,675
7/01/41	6,800,000	6,933,008
Pinal County Electric District No. 4 Electric System Revenue, 6.00%,		
12/01/23	525,000	561,708
12/01/28	740,000	773,877
12/01/38	1,150,000	1,172,966
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,856,418
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,473,060
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,270,550
Series A, 5.00%, 1/01/38	7,000,000	7,316,260
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	9,337,800
12/01/37	10,000,000	9,183,500
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,011,100
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,515,252
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	4,710,719
12/01/35	2,000,000	1,779,900
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,554,896
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,203,907
7/01/34	11,510,000	10,742,398
Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,		
5.40%, 11/20/22	1,090,000	1,108,258
5.45%, 11/20/32	1,285,000	1,298,775
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,001,300
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	1,000,180
Tucson Water System Revenue,		
5.00%, 7/01/32	5,000,000	5,369,550
Refunding, 5.00%, 7/01/28	1,230,000	1,319,606
Refunding, 5.00%, 7/01/29	1,765,000	1,882,849
University Medical Center Corp. Hospital Revenue,		
5.00%, 7/01/35	7,000,000	6,462,330
6.50%, 7/01/39	4,750,000	4,960,045
Refunding, 6.00%, 7/01/39	5,000,000	5,083,400
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, 5.00%,		
6/01/26	7,070,000	7,180,363
6/01/28	7,000,000	7,076,930
6/01/31	5,565,000	5,603,788
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,		
Series A, 6.00%, 8/01/33	2,000,000	2,009,860
Series B, 5.625%, 8/01/33	2,315,000	2,299,050
Series B, 5.625%, 8/01/37	12,435,000	11,905,642
		894,172,951
U.S. Territories 9.3%		
Puerto Rico 9.3%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,218,150
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,155,650
Series A, 5.375%, 7/01/28	3,355,000	3,362,012
Series A, 5.25%, 7/01/37	10,000,000	9,685,200
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue, Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12	260,000	260,816
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	8,190,000	8,201,712
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	44,660,400

Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.50%, 8/01/37	6,000,000	6,267,900
Series C, 5.25%, 8/01/41	10,930,000	11,058,100
Total Municipal Bonds (Cost $973,133,345) 98.9%		987,042,891
Other Assets, less Liabilities 1.1%		10,885,726
Net Assets 100.0%		$ 997,928,617

[a] A portion or all of the security purchased on a delayed delivery basis.

Abbreviations

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFC	- Housing Finance Corp.
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
MFHR	- Multi-Family Housing Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCC	- Pollution Control Corp.
PCR	- Pollution Control Revenue
USD	- Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%		
Colorado 88.3%		
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$ 10,000,000	$ 10,057,500
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,		
5/15/34	2,000,000	2,151,460
5/15/39	2,150,000	2,297,275
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	15,037,800
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,021,254
Aurora Hospital Revenue, Children's Hospital Assn., 5.00%, 12/01/40	2,500,000	2,492,400
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/36	5,880,000	6,150,421
8/01/39	10,000,000	10,444,500
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,201,080
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,503,990
Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33	5,300,000	5,781,134
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,461,400
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,524,925
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,832,135
Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	8,984,063
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,098,900
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31	7,500,000	7,558,950
Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	7,029,651
Colorado Educational and Cultural Facilities Authority Revenue,		
Alexander Dawson School, 5.00%, 2/15/40	5,280,000	5,304,288
James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37	6,060,000	5,775,968
Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38	9,000,000	8,925,480
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	6,545,000	6,714,974
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	10,005,000	10,264,830
Colorado Health Facilities Authority Revenue,		
Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	3,975,840
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,409,875
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	2,989,885
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,074,396
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,163,672
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,716,290
Colorado HFAR,		
MF, Project II, Series A-2, 5.30%, 10/01/23	1,395,000	1,395,795
MF, Project II, Series A-2, 5.375%, 10/01/32	3,060,000	3,061,010
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,375
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,096,420
Colorado Springs Hospital Revenue,		
6.375%, 12/15/30	3,785,000	3,787,914
Refunding, 6.25%, 12/15/33	8,500,000	8,875,445
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,593,843
Colorado Springs Utilities Revenue,		
Series D-1, 5.25%, 11/15/33	5,000,000	5,465,950
sub. lien, System Improvement, Series B, 5.00%, 11/15/33	3,000,000	3,053,820
Colorado State Board of Governors University Enterprise System Revenue, Series A,		
5.00%, 3/01/34	2,250,000	2,366,955
5.00%, 3/01/39	7,200,000	7,505,640
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,428,090
[a]Colorado State Building Excellent School Today COP, Series G, 5.00%, 3/15/32	10,000,000	10,529,800
Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic Facility Project, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,066,950
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,006,050
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,814,275
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,263,680
Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38	4,500,000	4,538,565
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,415,396
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,059,000
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	7,686,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	9,781,580
Refunding, 6.00%, 10/01/35	5,500,000	5,724,785
Refunding, 5.00%, 1/01/40	7,320,000	7,254,266
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,017,040
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,698,400
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	5,675,982
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,557,719
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	25,000	25,098
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	9,999,900
Parker Water and Sanitary District, NATL Insured, 5.00%, 9/01/30	5,000,000	5,022,450
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,042,639
Denver City and County Airport Revenue,		
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,492,400
Series D, 7.75%, 11/15/13	340,000	360,699
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	13,051,885
Denver Health and Hospital Authority Healthcare Revenue,		
5.50%, 12/01/30	1,500,000	1,482,420
5.625%, 12/01/40	4,000,000	3,963,240
Refunding, Series A, 5.25%, 12/01/31	9,250,000	8,652,542
Series A, Pre-Refunded, 6.00%, 12/01/23	1,000,000	1,000,000
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,778,385
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,439,411
E-470 Public Highway Authority Revenue,		
5.25%, 9/01/25	2,500,000	2,423,675
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	636,570
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	1,788,150
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	2,768,834
Series D1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,474,975
El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,895,065
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	2,990,216
12/01/37	5,120,000	5,276,314
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,441,200
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,932,255
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,359,809
Meridian Metropolitan District GO, Refunding, Series A, 5.00%, 12/01/41	5,000,000	4,856,300
Mesa State College Auxiliary Facilities Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,876,140
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,634,556
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,828,876
Park Creek Metropolitan District Revenue,		
Senior Limited Property Tax, Refunding, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,726,475
Senior Limited Property Tax, Refunding, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,741,450
Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,753,760
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,757,605
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	10,654,083
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,073,960
5.50%, 12/01/31	1,010,000	1,082,973
5.25%, 12/01/38	3,615,000	3,699,627
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	4,115,000	4,260,301
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,189,780
Regional Transportation District Sales Tax Revenue,		
5.00%, 11/01/38	11,000,000	11,731,940
FasTracks Project, Series A, AMBAC Insured, 5.00%, 11/01/31	14,150,000	14,961,361
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal, NATL Insured, 5.00%, 12/01/29	6,100,000	6,310,206
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,291,802
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	11,060,268
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,810,225
University of Colorado Enterprise System Revenue,		
Series A, 5.375%, 6/01/38	3,000,000	3,244,500

University of Colorado Regents, NATL Insured, 5.00%, 6/01/32	3,000,000	3,149,550
University of Colorado Hospital Authority Revenue,		
Refunding, 6.00%, 11/15/29	5,000,000	5,351,400
Series A, 5.00%, 11/15/37	2,000,000	1,985,560
Series A, 5.25%, 11/15/39	3,000,000	3,033,030
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,819,572
Western State College Revenues, 5.00%,		
5/15/34	2,000,000	2,101,340
5/15/39	2,000,000	2,087,040
Westminster Building Authority COP, NATL Insured, Pre-Refunded, 5.25%, 12/01/22	5,000	5,000
Woodmoor Water and Sanitation District No. 001, Enterprise Water and Sewer Revenue, Water Revenue, 5.00%, 12/01/36	5,000,000	5,290,100
		604,806,993
U.S. Territories 10.1%		
Guam 0.8%		
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,044,920
5.75%, 12/01/34	3,565,000	3,599,046
		5,643,966
Puerto Rico 9.0%		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%, 7/01/35	5,000,000	4,973,150
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series H, 5.45%, 7/01/35	460,000	460,290
Series H, Pre-Refunded, 5.45%, 7/01/35	1,010,000	1,039,714
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	13,976,072
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	1,335,000	1,335,507
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,123,032
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,582,550
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Refunding, Series C, 5.375%, 8/01/38	2,370,000	2,441,740
Series A, 5.50%, 8/01/37	5,000,000	5,223,250
Series A, 5.50%, 8/01/42	3,000,000	3,133,950
Series B, 6.375%, 8/01/39	10,000,000	10,991,600
Series C, 5.50%, 8/01/40	10,000,000	10,475,900
		61,756,755
U.S. Virgin Islands 0.3%		
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Refunding, Series B, 5.25%, 10/01/29	1,800,000	1,821,402
Total U.S. Territories		69,222,123
Total Municipal Bonds before Short Term Investments (Cost $655,144,948)		674,029,116
Short Term Investments 1.5%		
Municipal Bonds 1.5%		
Colorado 1.5%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Refunding, Series A-8, Daily VRDN and Put, 0.12%, 9/01/35	2,800,000	2,800,000
Series A-3, Daily VRDN and Put, 0.12%, 2/01/35	2,190,000	2,190,000
Series A-7, Daily VRDN and Put, 0.12%, 7/01/29	4,635,000	4,635,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.11%, 4/01/16	1,000,000	1,000,000
Total Short Term Investments (Cost $10,625,000)		10,625,000
Total Investments (Cost $665,769,948) 99.9%		684,654,116
Other Assets, less Liabilities 0.1%		418,438
Net Assets 100.0%		$ 685,072,554

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
IDR - Industrial Development Revenue
MF - Multi-Family
MFH - Multi-Family Housing
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Connecticut Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.8%				
Connecticut 75.6%				
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,				
Church Homes Inc. Project, Refunding, 5.80%, 4/01/21	$	4,000,000	$	3,991,080
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22		2,000,000		1,959,620
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23		750,000		755,580
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18		1,075,000		1,075,634
Connecticut State Development Authority PCR, United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26		1,000,000		1,007,310
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37		5,000,000		4,973,000
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35		1,000,000		1,000,160
Connecticut State GO,				
Series A, 5.00%, 2/15/29		10,000,000		11,285,100
Series B, Pre-Refunded, 5.00%, 6/15/22		1,000,000		1,025,040
Series C, AGMC Insured, 5.00%, 6/01/26		5,000,000		5,538,850
Connecticut State Health and Educational Facilities Authority Revenue,				
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40		18,520,000		19,045,042
Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		4,999,750
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36		1,000,000		900,700
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28		2,250,000		2,560,657
Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29		3,500,000		3,511,865
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25		2,965,000		2,965,801
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30		2,500,000		2,296,225
Fairfield University, Series M, 5.00%, 7/01/26		450,000		472,320
Fairfield University, Series M, 5.00%, 7/01/34		1,000,000		1,017,890
Fairfield University, Series N, 5.00%, 7/01/29		7,000,000		7,253,400
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41		12,000,000		11,889,720
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26		5,000,000		5,048,300
Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29		1,000,000		1,002,530
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37		2,500,000		2,292,875
Loomis Chafee School, Series G, 5.00%, 7/01/30		3,000,000		3,136,500
Loomis Chafee School, Series G, 5.00%, 7/01/38		6,285,000		6,512,517
Lutheran General Health Care System, ETM, 7.375%, 7/01/19		320,000		396,749
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36		4,415,000		4,516,148
New Horizons Village Project, 7.30%, 11/01/16		2,225,000		2,235,480
New Money, Series O, 5.00%, 7/01/35		4,000,000		4,115,000
New Money, Series O, 5.00%, 7/01/40		5,000,000		5,097,600
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34		1,675,000		1,708,533
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36		5,000,000		5,046,550
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37		15,000,000		15,108,000
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37		1,170,000		1,072,153
Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28		4,000,000		3,986,480
Sacred Heart University, Series G, 5.375%, 7/01/31		1,500,000		1,532,010
Sacred Heart University, Series G, 5.625%, 7/01/41		5,500,000		5,640,910
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,163,700
Series B, NATL Insured, 5.00%, 7/01/33		2,000,000		2,008,620
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20		4,615,000		4,452,875
Stamford Hospital, Series I, 5.00%, 7/01/30		7,000,000		7,171,360
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28		1,500,000		1,574,400
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35		4,025,000		4,166,599
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37		2,000,000		1,984,920
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26		1,855,000		1,914,527
Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32		1,000,000		889,170
Wesleyan University, 5.00%, 7/01/39		10,000,000		10,570,600
Western Connecticut Health, Series M, 5.375%, 7/01/41		7,000,000		7,192,150
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37		10,660,000		10,919,784
Yale University, Series A-2, 5.00%, 7/01/40		9,000,000		9,671,400
Yale University, Series Y-1, 5.00%, 7/01/35		10,000,000		10,592,400
Yale University, Series Z-1, 5.00%, 7/01/42		10,000,000		10,572,100
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31		10,500,000		10,872,330
Connecticut State HFA Housing Mortgage Finance Program Revenue, 5.20%, 11/15/34		1,770,000		1,828,375

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

5.30%, 11/15/39	2,350,000	2,407,246
Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,280,962
Sub Series C-1, 4.95%, 11/15/39	6,085,000	6,084,817
Series D, Sub Series D-2, 5.00%, 5/15/31	4,860,000	4,974,113
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B-2, 5.00%, 11/15/41	3,700,000	3,741,551
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,658,463
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,037,520
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,009,430
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	455,582
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,585,245
Connecticut State Higher Education Supplemental Loan Authority Revenue,		
CHESLA Loan Program, Series A, 5.05%, 11/15/27	855,000	898,331
Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18	520,000	520,931
Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17	365,000	369,260
Connecticut State Revenue,		
Revolving Fund, Series A, 5.00%, 7/01/26	6,025,000	6,552,248
Revolving Fund, Series A, 5.00%, 7/01/27	4,060,000	4,395,397
Series D, 5.00%, 11/01/31	5,000,000	5,530,450
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, AMBAC Insured,		
5.00%, 12/01/22	1,000,000	1,026,840
Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,231,850
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,474,219
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,081,330
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,068,740
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	28,064
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	2,975,000	3,125,416
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,081,340
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,067,430
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,660,825
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,177,000
Series A, NATL Insured, 5.00%, 8/01/33	5,000,000	5,075,850
University of Connecticut Revenue,		
[a]Series A, 5.00%, 2/15/31	3,370,000	3,681,152
Student Fee, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,305,600
Student Fee, Series A, 5.00%, 5/15/23	10,000,000	10,140,900
		364,246,491
U.S. Territories 22.2%		
Puerto Rico 21.8%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	4,000,000	3,374,520
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/44	1,000,000	1,028,330
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,041,460
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	835,000	835,184
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,431,500
Series A, 5.00%, 7/01/29	1,000,000	1,001,630
Series A, 5.125%, 7/01/31	3,195,000	3,165,670
Series A, 5.00%, 7/01/33	465,000	458,341
Series A, 5.00%, 7/01/34	280,000	274,422
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	573,884
Series B, 5.00%, 7/01/35	1,895,000	1,833,773
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,651,107
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	53,116
Series G, 5.00%, 7/01/33	395,000	389,344
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,359
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	643,608
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,790,000	6,400,729
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	2,365,000	2,307,247
Puerto Rico Electric Power Authority Power Revenue,		
Series II, Pre-Refunded, 5.25%, 7/01/31	1,000,000	1,038,560

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,145,710
Series TT, 5.00%, 7/01/32	10,000,000	9,974,100
Series WW, 5.50%, 7/01/38	6,700,000	6,847,802
Series XX, 5.25%, 7/01/40	1,000,000	1,004,750
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,446,647
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	942,070
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19	3,035,000	3,099,069
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	1,995,000	1,997,853
Series D, Pre-Refunded, 5.375%, 7/01/33	6,005,000	6,173,801
Series I, 5.00%, 7/01/36	1,000,000	963,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 6.00%, 8/01/42	22,000,000	23,702,360
Series C, 5.50%, 8/01/40	5,000,000	5,237,950
		105,042,896
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	990,620
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,000,000	1,000,890
		1,991,510
Total U.S. Territories		107,034,406
Total Municipal Bonds before Short Term Investments (Cost $460,269,309)		471,280,897
Short Term Investments (Cost $5,340,000) 1.1%		
Municipal Bonds 1.1%		
Connecticut 1.1%		
[b]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Sub Series C-2, Daily VRDN and Put, 0.12%, 11/15/36	5,340,000	5,340,000
Total Investments (Cost $465,609,309) 98.9%		476,620,897
Other Assets, less Liabilities 1.1%		5,377,810
Net Assets 100.0%		$ 481,998,707

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Double Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.6%				
U.S. Territories 97.6%				
Guam 14.9%				
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$	2,500,000	$	2,443,125
[a]Guam Government Business Privilege Tax Revenue, Series A,				
5.25%, 1/01/36		5,000,000		5,206,250
5.125%, 1/01/42		20,000,000		20,401,400
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40		10,000,000		10,710,900
Guam Government Limited Obligation Revenue, Section 30, Series A,				
5.375%, 12/01/24		5,195,000		5,311,680
5.625%, 12/01/29		3,850,000		3,918,068
5.75%, 12/01/34		10,430,000		10,529,606
Guam International Airport Authority Revenue,				
Series A, NATL Insured, 5.25%, 10/01/20		1,725,000		1,763,951
Series A, NATL Insured, 5.25%, 10/01/22		700,000		711,004
Series B, NATL Insured, 5.25%, 10/01/22		1,000,000		1,015,720
Series B, NATL Insured, 5.25%, 10/01/23		1,000,000		1,011,170
Series C, NATL Insured, 5.25%, 10/01/21		5,000,000		5,001,400
Series C, NATL Insured, 5.00%, 10/01/23		5,000,000		4,960,050
Guam Power Authority Revenue, Refunding, Series A,				
5.50%, 10/01/30		3,000,000		2,951,400
5.50%, 10/01/40		19,800,000		18,811,980
NATL Insured, 5.125%, 10/01/29		1,975,000		1,869,910
NATL Insured, 5.25%, 10/01/34		7,000,000		6,600,020
				103,217,634
Puerto Rico 72.1%				
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39		5,000,000		4,218,150
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,				
6.00%, 7/01/38		3,100,000		3,220,714
Assured Guaranty, 5.125%, 7/01/47		23,620,000		23,561,422
Puerto Rico Commonwealth GO,				
Public Improvement, Refunding, Series A, 5.50%, 7/01/18		2,395,000		2,623,914
Public Improvement, Refunding, Series A, 5.50%, 7/01/32		10,000,000		9,914,400
Public Improvement, Refunding, Series A, 6.00%, 7/01/40		5,000,000		5,252,200
Public Improvement, Refunding, Series A, 5.75%, 7/01/41		6,000,000		6,186,780
Public Improvement, Refunding, Series B, 5.25%, 7/01/32		2,500,000		2,513,000
Public Improvement, Refunding, Series B, 5.75%, 7/01/38		4,000,000		4,113,400
Public Improvement, Refunding, Series C, 6.00%, 7/01/39		18,950,000		19,767,692
Public Improvement, Series A, 5.375%, 7/01/28		1,300,000		1,302,717
Public Improvement, Series A, 6.00%, 7/01/38		3,000,000		3,116,820
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31		3,315,000		3,304,724
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27		3,500,000		3,697,855
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28		1,195,000		1,256,411
Series A, 5.25%, 7/01/29		2,100,000		2,115,036
Series A, 5.25%, 7/01/30		8,575,000		8,607,499
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,				
Refunding, Series AA-2, 5.30%, 7/01/35		5,750,000		5,719,123
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32		2,000,000		2,095,320
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34		2,000,000		2,064,380
Series Y, Pre-Refunded, 5.50%, 7/01/36		11,850,000		14,197,959
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,				
Refunding, Series H, 5.00%, 7/01/35		15,000		14,614
Refunding, Series H, 5.45%, 7/01/35		3,980,000		3,982,507
Refunding, Series L, NATL Insured, 5.25%, 7/01/24		2,205,000		2,280,918
Refunding, Series M, 5.00%, 7/01/37		5,455,000		5,168,613
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39		18,000,000		17,614,260
Series D, Pre-Refunded, 5.375%, 7/01/36		6,990,000		7,190,613
Series H, Pre-Refunded, 5.00%, 7/01/35		85,000		91,177
Series H, Pre-Refunded, 5.45%, 7/01/35		9,975,000		10,268,464
Series K, Pre-Refunded, 5.00%, 7/01/40		9,500,000		10,884,245
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,				
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22		6,285,000		6,748,707

Series B, 5.00%, 7/01/37	6,500,000	6,290,245
Series B, 5.00%, 7/01/37	15,250,000	14,654,030
Series B, 5.00%, 7/01/41	6,090,000	5,792,260
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	18,665,000	18,209,201
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,052,235
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,632,730
Series CCC, 5.25%, 7/01/27	5,000,000	5,195,600
Series CCC, 5.25%, 7/01/28	3,000,000	3,104,520
Series TT, 5.00%, 7/01/32	10,800,000	10,772,028
Series TT, 5.00%, 7/01/37	2,235,000	2,206,325
Series WW, 5.50%, 7/01/38	6,965,000	7,118,648
Series XX, 5.75%, 7/01/36	15,000,000	15,744,000
Series XX, 5.25%, 7/01/40	24,700,000	24,817,325
Puerto Rico HFAR,		
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	8,893,295
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,496,103
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	9,415,000	9,417,919
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	5,652,420
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue,		
Auxilio Mutuo Obligation Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,294,550
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,507,800
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	501,560
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,		
Guaynabo Municipal Government, 5.625%, 7/01/15	3,305,000	3,310,519
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,161,201
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,015,000	1,036,427
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,204,336
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	2,000,000	2,015,520
Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29	7,850,000	7,506,249
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	938,420
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	949,100
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,371,663
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,945,225
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,		
5.75%, 8/01/12	7,500,000	7,526,550
5.00%, 8/01/27	3,500,000	3,509,415
5.00%, 8/01/30	3,500,000	3,532,340
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,728,700
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,831,500
Refunding, Series N, 5.00%, 7/01/37	10,000,000	9,609,200
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,560,900
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,539,100
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,053,376
Series D, Pre-Refunded, 5.375%, 7/01/33	4,070,000	4,184,408
Series I, 5.25%, 7/01/33	2,450,000	2,458,061
Series I, 5.00%, 7/01/36	4,000,000	3,852,000
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	55,667
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,582,550
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	2,000,000	2,016,160
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	5,216,470
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,061,510
first sub., Series A, 6.00%, 8/01/42	17,850,000	19,231,233
first sub., Series C, 5.25%, 8/01/41	2,500,000	2,529,300
Series A, 5.25%, 8/01/57	15,000,000	15,233,400
		501,196,928

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

U.S. Virgin Islands 10.6%		
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,		
6.45%, 3/01/16	35,000	35,021
6.50%, 3/01/25	210,000	204,315
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,032,300
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	11,296,908
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,453,575
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	3,817,711
Matching Fund Loan Note, sub. lien, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,543,132
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	7,768,171
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	990,620
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	3,781,963
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,238,769
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,030,740
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,168,900
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,002,500
Virgin Islands Water and Power Authority Electric System Revenue,		
Refunding, 5.30%, 7/01/21	1,000,000	1,000,890
Series A, 5.00%, 7/01/31	3,000,000	2,912,400
Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,366,798
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17	4,000,000	4,006,280
		73,650,993
Total Municipal Bonds (Cost $665,750,254) 97.6%		678,065,555
Other Assets, less Liabilities 2.4%		16,515,801
Net Assets 100.0%		$ 694,581,356

[a] Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
HMR - Home Mortgage Revenue
MBS - Mortgage-Backed Security
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
SFR - Single Family Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.6%		
Alabama 3.6%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,289,693
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13	5,900,000	5,919,470
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/20	3,535,000	4,120,113
8/01/21	3,535,000	4,070,305
8/01/22	3,535,000	4,021,204
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,502,300
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,373,045
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13	1,925,000	1,946,021
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,027,969
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,112,012
Huntsville Health Care Authority Revenue, Series A, NATL Insured,		
5.00%, 6/01/17	2,900,000	3,116,659
Pre-Refunded, 4.80%, 6/01/13	2,400,000	2,494,464
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	1,988,429
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,938,860
Shelby County Board of Education Revenue, Capital Outlay wts., 5.00%,		
2/01/22	5,250,000	5,999,123
2/01/23	5,520,000	6,218,887
2/01/24	5,055,000	5,590,122
2/01/25	5,920,000	6,459,904
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,438,864
		96,627,444
Alaska 0.2%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,279,917
Arizona 6.6%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	595,910
7/01/21	500,000	590,605
Arizona Health Facilities Authority Revenue, Banner Health,		
Series A, 5.00%, 1/01/22	8,000,000	8,591,520
Series D, 5.50%, 1/01/22	5,000,000	5,571,550
Series D, 5.00%, 1/01/23	5,000,000	5,384,300
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,337,000
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,357,189
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,259,650
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,483,319
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,467,800
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,701,629
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,858,224
Arizona State Transportation Board Highway Revenue, Subordinated Highway, Refunding, Series A, 5.00%,		
7/01/24	5,000,000	5,763,650
7/01/25	5,000,000	5,675,100
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,712,489
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,639,134
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL RE, FGIC Insured, 4.75%, 7/01/12	4,000,000	4,102,160
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,270,580
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, 4.20%, 7/01/16	715,000	725,868
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,177,818
7/01/20	1,300,000	1,483,612
7/01/21	4,200,000	4,739,280
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,212,280

Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,013,070
7/01/16	1,000,000	1,007,260
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,088,840
		180,809,837
Arkansas 0.2%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,138,790
11/01/19	1,065,000	1,149,859
University of Arkansas University Revenues, Student Fee University of Arkansas at Fort Smith, AGMC Insured, Pre-Refunded, 4.75%, 12/01/15	2,295,000	2,295,000
		5,583,649
California 13.1%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	8,250,000	8,790,457
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	609,115
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,606,050
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,439,880
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,353,430
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded, 5.125%, 5/01/18	3,000,000	3,089,850
California State GO,		
5.50%, 4/01/21	20,000,000	23,192,800
Refunding, 5.00%, 2/01/17	3,000,000	3,200,610
Refunding, 5.00%, 8/01/21	20,000,000	21,977,000
Refunding, 5.25%, 9/01/25	15,000,000	16,626,900
Various Purpose, 5.25%, 11/01/17	10,000,000	10,816,000
Various Purpose, 5.25%, 10/01/23	25,050,000	28,376,389
Various Purpose, 5.25%, 10/01/24	9,780,000	10,992,622
Various Purpose, 5.25%, 10/01/25	5,000,000	5,533,250
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,280,503
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, 5.00%, 10/01/20	2,000,000	2,186,200
Series A, 5.25%, 10/01/22	3,300,000	3,623,697
Series A, 5.25%, 10/01/23	5,365,000	5,796,292
Series A, 5.25%, 10/01/24	3,000,000	3,208,800
Series A, 5.25%, 10/01/25	3,000,000	3,164,640
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,289,371
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,130,100
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,277,466
Series I, 5.00%, 11/01/18	4,000,000	4,432,360
Series I, 5.25%, 11/01/20	5,000,000	5,519,650
California Statewide CDA Revenue,		
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,223,825
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,826,897
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,354,720
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,870,817
5.25%, 8/01/23	2,860,000	3,157,068
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,		
8/01/24	5,660,000	6,257,413
8/01/25	4,765,000	5,207,192
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,400,230
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,205,480
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,580,867
5.25%, 4/01/18	2,495,000	2,826,735
5.25%, 4/01/19	3,180,000	3,609,046
Los Angeles USD, GO,		
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,256,502
Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,652,325
Series F, 5.00%, 7/01/22	5,675,000	6,332,733
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	3,969,123

7/01/21	7,545,000	8,527,510
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,212,560
5.25%, 4/01/26	2,500,000	2,667,100
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	2,938,680
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,398,500
8/01/22	10,000,000	10,327,300
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,116,992
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,875,440
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,125,250
		356,433,737
Colorado 1.5%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,001,870
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,622,368
E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24	8,000,000	7,919,920
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,280,000	4,425,649
		40,969,807
Florida 7.2%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,436,230
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	43,644,967
5.25%, 6/01/17	3,250,000	3,574,350
6.00%, 6/01/17	5,000,000	5,659,300
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,465,927
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,347,750
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,462,065
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,417,220
4.30%, 12/01/13	1,800,000	1,821,834
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,476,437
4.50%, 10/01/19	4,805,000	5,254,940
5.00%, 10/01/21	5,000,000	5,497,050
5.00%, 10/01/22	5,890,000	6,396,893
5.25%, 10/01/23	4,875,000	5,335,346
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,199,898
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,729,118
8/01/19	5,985,000	6,588,707
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,101,700
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,633,094
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,629,164
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,375,038
10/01/24	10,455,000	11,318,583
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,591,850
		194,957,461
Georgia 1.4%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,624,710
12/01/21	1,000,000	1,074,790
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	9,793,250
11/01/21	9,230,000	10,375,258
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,020,388
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	11,642,300
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,815,440
		38,346,136
Illinois 5.5%		
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	17,213,242

Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,103,432
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,025,300
Refunding, Series A, 5.00%, 1/01/22	10,935,000	11,982,792
Series A, 5.00%, 12/01/21	5,500,000	6,149,550
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	5,816,863
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,761,968
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,468,423
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,505,730
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	14,014,159
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	5,601,350
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,413,480
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,215,990
		148,272,279
Kentucky 0.7%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,212,480
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	11,875,930
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,163,980
		20,252,390
Louisiana 2.1%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,946,400
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	20,965,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,287,900
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,162,581
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,794,150
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	4,000,000	4,001,880
		58,157,911
Maryland 0.5%		
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%,		
6/01/19	1,445,000	1,534,763
6/01/20	1,000,000	1,052,320
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,720,848
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,514,284
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,050,760
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,033,530
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,288,575
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,205,664
		12,400,744
Massachusetts 0.7%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	5,973,050
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,681,250
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,724,350
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,812,708
		19,191,358
Michigan 5.3%		
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,656,021
Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,717,420
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,436,750
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,669,545
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,518,697
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,		
12/01/17	1,000,000	1,018,230

12/01/18	1,000,000	1,009,060
Michigan State Finance Authority Revenue, School District of the City of Detroit,		
AGMC Insured, 5.00%, 6/01/17	10,000,000	10,411,800
Refunding, 5.25%, 6/01/17	10,640,000	11,408,740
Refunding, 5.50%, 6/01/21	6,000,000	6,387,660
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,313,700
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,411,600
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,028,000
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,401,425
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	7,000,000	8,117,550
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,390,240
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,084,920
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 6.25%, 9/01/14	3,000,000	3,300,060
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding, NATL Insured, 4.25%, 9/01/13	1,245,000	1,294,053
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,518,648
Wayne State University Revenues, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	4,793,220
11/15/19	5,210,000	5,890,478
11/15/20	5,255,000	5,866,945
Wayne-Westland Community Schools GO, Refunding,		
4.50%, 5/01/12	1,035,000	1,051,581
4.625%, 5/01/13	1,095,000	1,150,724
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,051,367
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,401,322
		144,299,756
Minnesota 1.1%		
Minneapolis GO, Various Purpose, Pre-Refunded, 5.00%, 12/01/17	3,000,000	3,000,000
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	4,688,665
5.00%, 2/15/22	5,570,000	6,194,007
5.25%, 2/15/23	5,000,000	5,588,200
Mounds View ISD No. 621 GO, NATL Insured, 5.00%,		
2/01/14	2,340,000	2,356,708
2/01/15	2,425,000	2,442,315
2/01/16	2,460,000	2,477,564
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15	2,215,000	2,228,024
		28,975,483
Missouri 0.8%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,721,196
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,177,120
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	1,500,000	1,607,610
1/01/19	1,000,000	1,052,180
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,541,740
		23,099,846
Nevada 1.6%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,460,200
7/01/23	15,000,000	16,194,900
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,539,250
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	3,435,000	4,003,046
Series A, 5.25%, 7/01/22	3,120,000	3,594,583
Series B, 5.25%, 7/01/21	3,430,000	3,997,219

Series B, 5.25%, 7/01/22	3,615,000	4,164,878
		42,954,076
New Jersey 9.6%		
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured, 5.375%,		
10/01/22	5,220,000	6,023,880
10/01/23	5,375,000	6,163,835
10/01/24	2,050,000	2,330,481
New Jersey EDA Revenue, School Facilities Construction, Refunding,		
Series DD-1, 5.00%, 12/15/18	20,000,000	22,844,000
Series EE, 5.25%, 9/01/24	12,210,000	13,487,654
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health, Refunding, Series A, 5.00%,		
7/01/20	10,000,000	10,309,000
7/01/21	20,535,000	21,004,841
New Jersey State COP, Equipment Lease Purchase, Series A,		
5.25%, 6/15/22	10,000,000	10,819,000
5.25%, 6/15/23	17,945,000	19,451,124
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,256,600
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,691,320
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,656,965
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,854,975
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	8,067,225
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,649,300
Series A, 5.375%, 6/01/24	15,000,000	16,202,400
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,570,000
Refunding, Series A, 5.50%, 12/15/22	25,000,000	29,192,500
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,387,681
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,120,260
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	11,354,400
1/01/21	20,000,000	22,423,200
		259,860,641
New York 10.0%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,		
5.00%, 5/01/22	14,840,000	16,755,399
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,798,900
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,596,161
Long Island Power Authority Electric System Revenue, General, Refunding,		
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,839,790
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,692,040
MTA Revenue, Transportation,		
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,410,287
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,540,650
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,215,433
Series C, 5.00%, 11/15/16	1,150,000	1,319,222
Series C, 5.75%, 11/15/18	15,000,000	17,315,700
[a]Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/21	9,000,000	9,754,380
New York City GO,		
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,019
Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,948,990
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,764,689
Series D, 5.00%, 12/01/21	5,000,000	5,715,150
Series F, 4.75%, 1/15/16	1,535,000	1,591,657
Series F, Pre-Refunded, 4.75%, 1/15/16	1,465,000	1,537,093
Series H, 5.00%, 8/01/16	3,000,000	3,303,660
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,304,800
Series O, 5.00%, 6/01/19	5,000,000	5,560,200
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	5,639,350
Series S-4, 5.00%, 1/15/21	4,665,000	5,348,376
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,544,355

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series C, 5.00%, 11/01/23	12,805,000	14,880,050
Series C, Pre-Refunded, 4.50%, 2/15/13	4,500,000	4,538,025
Series D, 5.00%, 11/01/24	7,620,000	8,818,321
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,408,929
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,476,850
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,603,982
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%, 2/15/18	10,000,000	11,780,400
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%, 2/15/19	3,245,000	3,732,237
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,101
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,420,760
New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,196,800
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,140,628
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A-1, 5.00%, 1/01/20	6,500,000	7,526,610
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,207,412
ᵃSuffolk County EDC Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/22	10,000,000	10,714,500
		271,136,906
North Carolina 2.4%		
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,739,700
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,509,400
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,346,900
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,875,350
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,195,835
Series B, 5.00%, 1/01/20	8,000,000	9,460,080
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,950,921
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,466,432
		65,544,618
Ohio 4.1%		
Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,030,170
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,207,097
American Municipal Power-Ohio Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	6,696,600
2/15/21	11,500,000	12,746,485
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,102,823
12/01/15	1,510,000	1,650,672
12/01/16	1,400,000	1,528,254
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%,		
12/01/20	7,000,000	8,192,100
12/01/21	7,300,000	8,467,781
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,348,400
Lake Local School District Wood County GO, NATL Insured,		
5.20%, 12/01/17	375,000	379,575
Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,211,900
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,130,231
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,062,891
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,387,960
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,535,348
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,650,641
Ohio State Turnpike Commission Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	11,872,300
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,		
6/01/21	11,810,000	13,476,745
6/01/22	11,675,000	13,198,821
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,341,173
		112,217,967
Oregon 0.8%		
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	2,000,000	2,372,860
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,603,882
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,787,306

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	3,135,000	3,585,468
6/15/19	3,290,000	3,709,113
Salem Water and Sewer Revenue,		
NATL Insured, 4.10%, 6/01/16	1,035,000	1,072,612
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,295,900
		22,427,141
Pennsylvania 6.3%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,179,990
Series A, 5.00%, 5/15/20	7,500,000	8,432,850
Series B, 5.00%, 6/15/18	5,000,000	5,362,800
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,227,000
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	4,738,308
6/01/23	4,345,000	4,918,888
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Series B, 5.00%, 12/01/19	32,230,000	37,828,351
[a]Series E, 5.00%, 12/01/24	5,000,000	5,587,400
[a]Series E, 5.00%, 12/01/25	10,000,000	11,033,400
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,718,400
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,694,664
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,937,600
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,784,146
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,539,900
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,813,900
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,823,050
Series A, 5.00%, 1/01/20	1,210,000	1,357,414
Series A, 5.25%, 1/01/21	3,655,000	4,125,764
Series A, 5.25%, 1/01/22	2,330,000	2,609,763
		172,713,588
South Carolina 0.5%		
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 4.00%, 1/01/14	2,000,000	2,064,900
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%,		
12/01/18	5,000,000	5,627,850
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,352,380
		14,045,130
Texas 4.0%		
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	9,029,940
Dallas County Utility and Reclamation District GO, Refunding,		
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,189,439
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,461,239
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,337,900
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,		
11/01/23	1,500,000	1,602,660
11/01/24	1,000,000	1,060,560
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,350,426
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,704,500
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,003,270
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
Series A, 5.00%, 5/15/24	6,000,000	6,571,740
Series B, 5.00%, 5/15/24	10,620,000	11,631,980
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	13,484,520
Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,428,750
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Refunding and Improvement, Series A, 5.25%,		
11/01/22	5,000,000	5,030,000
11/01/23	5,000,000	5,004,750
		109,891,674
Utah 0.9%		
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,676,561

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,		
11/01/20	9,000,000	10,597,410
11/01/21	9,000,000	10,405,710
		23,679,681
Virginia 1.2%		
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,		
8/01/19	12,635,000	15,203,569
8/01/20	13,450,000	16,191,379
		31,394,948
Washington 0.6%		
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,		
2/01/19	6,805,000	8,209,960
2/01/20	7,000,000	8,455,790
		16,665,750
U.S. Territories 2.1%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,		
12/01/18	1,540,000	1,666,942
12/01/19	1,025,000	1,115,364
		2,782,306
Puerto Rico 2.0%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,314,705
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Transport, Series K, 5.00%, 7/01/19	5,000,000	5,169,800
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	10,577,100
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series DDD, 5.00%, 7/01/21	8,745,000	9,453,170
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,235,800
Series ZZ, 5.25%, 7/01/19	8,000,000	8,940,880
		53,691,455
Total U.S. Territories		56,473,761
Total Municipal Bonds before Short Term Investments (Cost $2,425,412,715)		2,571,663,636
Short Term Investments 5.4%		
Municipal Bonds 5.4%		
California 0.1%		
[b]California State Economic Recovery GO, Series C-3, Daily VRDN and Put, 0.09%, 7/01/23	2,300,000	2,300,000
Colorado 0.4%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.12%, 9/01/35	10,225,000	10,225,000
Connecticut 0.1%		
[b]Connecticut State Health and Educational Facilities Authority Revenue, Greater Hartford YMCA, Series B, Daily VRDN and Put, 0.15%, 7/01/38	3,600,000	3,600,000
Florida 0.4%		
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.15%, 10/01/35	4,600,000	4,600,000
[b]Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center Project, Daily VRDN and Put, 0.14%, 8/15/34	6,620,000	6,620,000
		11,220,000
Kentucky 0.6%		
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.09%, 8/15/38	16,640,000	16,640,000
Maryland 0.4%		
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series B, Daily VRDN and Put, 0.19%, 7/01/38	10,300,000	10,300,000
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospitals, Refunding, Series A, Daily VRDN and Put, 0.19%, 1/01/43	680,000	680,000
		10,980,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Massachusetts 0.3%		
[b]Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine Arts,		
Series A-1, Daily VRDN and Put, 0.14%, 12/01/37	2,100,000	2,100,000
Series A-2, Daily VRDN and Put, 0.12%, 12/01/37	6,900,000	6,900,000
		9,000,000
Michigan 0.1%		
[b]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.20%, 3/01/49	3,000,000	3,000,000
Minnesota 0.6%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.12%, 11/15/35	16,500,000	16,500,000
Missouri 2.3%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.09%, 12/01/37	4,200,000	4,200,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,		
Daily VRDN and Put, 0.09%, 7/01/32	4,600,000	4,600,000
Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	27,180,000	27,180,000
[b]Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM Health Care, Series C, Daily VRDN and Put, 0.16%, 6/01/45	25,430,000	25,430,000
		61,410,000
Oregon 0.0%[†]		
[b]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Refunding, Daily VRDN and Put, 0.09%, 8/15/32	300,000	300,000
Pennsylvania 0.1%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Daily VRDN and Put, 0.06%, 11/15/32	1,700,000	1,700,000
Virginia 0.0%[†]		
[b]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.08%, 11/01/30	330,000	330,000
Total Short Term Investments (Cost $147,205,000)		147,205,000
Total Investments (Cost $2,572,617,715) 100.0%		2,718,868,636
Other Assets, less Liabilities (0.0)%[†]		(1,183,535)
Net Assets 100.0%		$ 2,717,685,101

[†] Rounds to less than 0.1% of net assets.
[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GARB - General Airport Revenue Bonds

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

GO	- General Obligation
HDA	- Housing Development Authority/Agency
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDB	- Industrial Development Bond/Board
ISD	- Independent School District
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency/Authority
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 85.8%				
Alabama 0.6%				
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,				
9/01/14	$	665,000	$	726,838
9/01/15		700,000		781,431
9/01/16		730,000		831,361
East Alabama Health Care Authority Health Care Facilities Revenue,				
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33		1,000,000		1,043,290
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36		1,000,000		1,050,230
				4,433,150
Alaska 0.7%				
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16		5,000,000		5,579,600
Arizona 4.3%				
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15		11,975,000		13,323,026
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/16		17,000,000		18,531,700
				31,854,726
California 7.9%				
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12		245,000		249,822
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%, 8/15/12		1,000,000		1,030,650
California State Economic Recovery GO, Series A, 5.25%, 7/01/13		200,000		214,400
California State GO, Refunding, 5.00%, 4/01/15		500,000		554,950
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13		10,685,000		11,370,443
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28		1,500,000		1,560,300
California Statewide CDA Revenue,				
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14		1,000,000		1,069,970
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13		2,430,000		2,550,674
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14		375,000		396,083
Fontana USD, GO,				
BAN, 4.00%, 12/01/12		10,540,000		10,792,433
Capital Appreciation, BAN, zero cpn., 12/01/12		5,000,000		4,965,550
Gilroy USD, GO,				
BAN, Measure P, 5.00%, 4/01/13		2,575,000		2,716,573
BAN, Measure P, ETM, 5.00%, 4/01/13		425,000		450,989
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13		2,000,000		1,948,060
Imperial Community College District GO, Capital Appreciation Bonds, zero cpn., 8/01/14		7,250,000		6,611,855
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13		1,000,000		1,058,610
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15		1,000,000		1,126,490
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13		1,050,000		1,083,253
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15		745,000		808,481
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15		3,000,000		3,161,400
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,				
2/01/14		1,000,000		1,071,520
2/01/15		1,025,000		1,119,874
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15		1,000,000		1,049,060
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18		810,000		654,593
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14		780,000		830,895
				58,446,928
Colorado 0.2%				
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15		1,500,000		1,648,710
Florida 8.6%				
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,				
5.50%, 6/01/17		5,000,000		5,548,100
6.00%, 6/01/17		5,000,000		5,659,300
Assured Guaranty, 5.50%, 6/01/16		5,000,000		5,561,250
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14		4,000,000		4,253,520

Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured, 5.00%, 7/01/15	12,625,000	13,624,269
Miami-Dade County GO, 5.00%, 7/01/12	3,000,000	3,080,370
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,691,137
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	24,484,287
		63,902,233
Georgia 0.9%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,942,991
Illinois 5.0%		
Chicago GO, Series A, 5.00%, 12/01/16	5,000,000	5,685,900
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,558,622
5.50%, 1/01/17	1,000,000	1,127,330
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	582,924
3.00%, 12/01/13	1,155,000	1,178,088
4.00%, 12/01/14	1,195,000	1,258,670
3.50%, 12/01/15	1,245,000	1,296,792
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,585,500
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,957,510
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,773,780
Romeoville GO, Refunding, AGMC Insured, 4.00%, 12/30/11	1,260,000	1,262,772
		37,267,888
Indiana 0.7%		
Indianapolis Thermal Energy System Revenue, Refunding, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,943,363
Louisiana 0.1%		
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Projects, NATL Insured, 4.00%, 12/01/14	500,000	527,380
Massachusetts 0.3%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligation, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,195,425
11/15/15	1,000,000	1,056,000
		2,251,425
Michigan 5.8%		
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,843,078
11/01/17	7,485,000	8,414,412
Garden City GO, Refunding, AGMC Insured,		
2.00%, 4/01/12	1,010,000	1,013,919
2.00%, 4/01/13	1,025,000	1,033,692
4.00%, 4/01/14	1,015,000	1,066,257
4.00%, 4/01/15	1,215,000	1,287,074
4.00%, 4/01/16	1,415,000	1,503,197
Jackson GO, Capital Appreciation Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,168,788
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,195,560
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	5,151,029
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,482,440
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,547,141
		42,706,587
Minnesota 2.4%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	480,293
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,038,270
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,463,521
Minnesota State Municipal Power Agency Electric Revenue, Series B, 4.00%, 10/01/13	5,000,000	5,056,250
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/12	2,000,000	2,006,440

1/01/15	5,000,000	5,547,350
Otsego GO, Water, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,042,080
		17,634,204
Mississippi 0.1%		
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO Bond Project, AGMC Insured, 5.00%, 4/01/12	500,000	507,395
Nebraska 0.6%		
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%, 8/15/13	4,000,000	4,256,240
New Hampshire 0.4%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,176,031
New Jersey 6.1%		
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,		
4/01/12	2,045,000	2,067,536
4/01/13	3,335,000	3,461,563
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,371,700
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,356,970
Series Q, 5.00%, 8/15/18	15,885,000	18,977,333
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,602,450
		44,837,552
New Mexico 0.9%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,148,640
12/01/15	4,000,000	4,346,920
		6,495,560
New York 9.3%		
Long Island Power Authority Electric System Revenue, Capital Appreciation, AGMC Insured, zero cpn., 6/01/12	10,000,000	9,973,200
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,576,839
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,036,450
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,031,865
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	629,703
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	575,000	588,863
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	106,355
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,116,480
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,471,784
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,111,400
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	227,208
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,466,080
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	278,398
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	9,910,000	11,090,776
[a]Suffolk County Economic Development Corp., Revenue, Catholic Health Services, Refunding, 5.00%,		
7/01/16	1,250,000	1,374,550
7/01/17	3,000,000	3,312,180
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	304,278
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	732,605
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,044,390
		68,473,404
Ohio 8.5%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,890,604
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,691,864
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,661,710
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,		
11/01/12	1,350,000	1,365,444
11/01/14	1,455,000	1,477,683
11/01/15	1,465,000	1,476,544
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,102,436

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,040,240
Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,877,498
Ohio State GO,		
3.00%, 5/01/13	10,345,000	10,714,213
Refunding, 3.00%, 5/01/13	4,655,000	4,821,137
Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured, 4.50%, 12/01/11	210,000	210,000
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,984,381
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/11	570,000	570,000
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,341,734
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,250,983
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,263,216
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,239,960
Wright State University Revenue,		
General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,371,773
Series A, 2.00%, 5/01/12	550,000	553,157
		62,904,577
Oklahoma 0.6%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,313,720
Oregon 0.6%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,241,280
Pennsylvania 9.7%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,270,900
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,		
3.50%, 7/01/16	6,190,000	6,412,345
4.00%, 7/01/17	4,795,000	5,069,561
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,687,200
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,023,935
4/01/18	4,035,000	4,528,521
School District of Philadelphia GO, Refunding,		
Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,278,400
[illegible]Series C, 3.00%, 9/01/13	1,000,000	1,027,550
[illegible]Series C, 5.00%, 9/01/14	1,000,000	1,087,360
[illegible]Series C, 5.00%, 9/01/15	1,500,000	1,655,025
[illegible]Series C, 5.00%, 9/01/16	2,630,000	2,929,478
[illegible]Series C, 5.00%, 9/01/17	2,750,000	3,077,855
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/12	1,000,000	1,019,280
5.00%, 7/01/13	1,130,000	1,177,189
5.00%, 7/01/14	1,250,000	1,324,150
4.00%, 7/01/15	1,235,000	1,285,450
5.00%, 7/01/16	1,325,000	1,437,400
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,684,800
		71,976,399
South Carolina 1.0%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,388,400
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,315,060
		7,703,460
Tennessee 3.7%		
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,170,480
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,076,750
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	3,022,301

Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	10,076,580
		27,346,111
Texas 2.6%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	428,637
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,581,048
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North America Inc., Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,178,800
Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A-5, AGMC Insured, 3.00%, 7/01/12	1,500,000	1,515,780
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/12	745,000	750,200
San Antonio Water Revenue, System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/13	500,000	511,765
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,860,000	2,023,773
		18,990,003
Washington 1.2%		
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,391,241
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	279,845
Snohomish County School District No. 103 GO, Refunding, 2.50%, 12/01/15	3,895,000	4,043,711
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,		
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	259,772
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	325,426
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	259,773
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	629,856
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	662,862
		8,852,486
U.S. Territories 3.0%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,027,930
Puerto Rico 2.9%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,534,750
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	5,000,000	5,171,450
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series X, NATL Insured, 5.50%, 7/01/13	415,000	439,556
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,057,720
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,010,620
Puerto Rico PBA Guaranteed Revenue,		
Government Facilities, Mandatory Put 7/01/17, Refunding, Series M-2, 5.75%, 7/01/34	5,000,000	5,472,200
Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	811,507
		21,497,803
Total U.S. Territories		22,525,733
Total Municipal Bonds before Short Term Investments (Cost $616,916,860)		634,739,136
Short Term Investments 15.1%		
Municipal Bonds 15.1%		
Colorado 2.4%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Series A-3, Daily VRDN and Put, 0.12%, 2/01/35	10,525,000	10,525,000
Series A-11, Daily VRDN and Put, 0.12%, 8/01/27	4,200,000	4,200,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.11%, 4/01/16	3,000,000	3,000,000
		17,725,000
Florida 0.7%		
[b]Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.14%, 10/01/35	1,200,000	1,200,000
[b]Jacksonville Health Facilities Authority Hospital Revenue, Series A, Daily VRDN and Put, 0.13%, 8/15/33	4,200,000	4,200,000
		5,400,000
Kentucky 0.2%		
[b]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.09%, 9/01/34	1,400,000	1,400,000
Maryland 0.9%		
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series A, Daily VRDN and Put, 0.19%, 7/01/38	6,400,000	6,400,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series B, Daily VRDN and Put, 0.19%, 7/01/38	400,000	400,000
		6,800,000
Michigan 0.8%		
[b]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.20%, 3/01/49	800,000	800,000
[b]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.11%, 11/01/36	4,665,000	4,665,000
		5,465,000
Minnesota 0.7%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.12%, 11/15/35	2,700,000	2,700,000
Series B-2, Daily VRDN and Put, 0.09%, 11/15/35	2,200,000	2,200,000
		4,900,000
Missouri 1.9%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.09%, 12/01/37	3,150,000	3,150,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Daily VRDN and Put, 0.09%, 7/01/32	4,265,000	4,265,000
The Washington University, Series B, Daily VRDN and Put, 0.06%, 2/15/33	6,800,000	6,800,000
		14,215,000
New Hampshire 0.8%		
[b]New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.13%, 6/01/31	6,170,000	6,170,000
New York 3.4%		
[b]MTA Dedicated Tax Fund Revenue, Refunding, Series B, AGMC Insured, Weekly VRDN and Put, 1.30%, 11/01/22	25,000,000	25,000,000
North Carolina 1.6%		
[b]Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Carolina, Refunding, Series B, Daily VRDN and Put, 0.05%, 1/15/38	11,900,000	11,900,000
Ohio 0.1%		
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.09%, 1/01/39	850,000	850,000
Oregon 0.2%		
[b]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Refunding, Daily VRDN and Put, 0.09%, 8/15/32	1,600,000	1,600,000
Pennsylvania 1.0%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.06%, 11/15/32	1,100,000	1,100,000
Refunding, Series A, Daily VRDN and Put, 0.04%, 5/15/35	6,100,000	6,100,000
		7,200,000
Virginia 0.4%		
[b]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.16%, 8/01/31	3,030,000	3,030,000
Total Short Term Investments (Cost $111,655,000)		111,655,000
Total Investments (Cost $728,571,860) 100.9%		746,394,136
Other Assets, less Liabilities (0.9)%		(6,941,446)
Net Assets 100.0%		$ 739,452,690

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
GO	-	General Obligation
HDC	-	Housing Development Corp.
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Florida Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.2%				
Florida 86.2%				
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project,				
Refunding, Series D-1, 6.50%, 12/01/19	$	1,215,000	$	1,408,234
Refunding, Series D-1, 6.75%, 12/01/22		1,000,000		1,140,070
Series D-2, 6.75%, 12/01/30		5,000,000		5,434,000
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,				
7.00%, 4/01/39		2,000,000		2,214,140
NATL Insured, 5.00%, 4/01/26		5,000,000		5,000,900
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29		3,180,000		3,183,148
Broward County HFA,				
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29		990,000		968,784
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39		1,980,000		1,895,414
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29		145,000		44,022
Broward County HFAR, Series D, GNMA Secured, 7.375%, 6/01/21		40,000		40,047
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/26		21,500,000		21,668,345
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34		2,200,000		2,357,212
Celebration CDD, Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18		975,000		978,491
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17		5,000,000		5,659,300
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23		7,735,000		7,125,250
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39		2,000,000		2,138,460
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39		5,000,000		5,229,350
Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B, NATL Insured, 5.80%, 5/01/16		5,060,000		5,068,804
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%, 10/01/27		9,550,000		9,556,876
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35		10,000,000		10,408,600
Enterprise CDD Water and Sewer Revenue, NATL Insured, 5.50%, 5/01/26		3,000,000		3,010,500
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,				
Refunding, Series A, 5.75%, 8/15/29		7,195,000		7,213,851
Series A, 6.00%, 8/15/36		11,000,000		11,028,380
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31		6,580,000		6,170,724
Florida HFAR,				
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17		1,030,000		1,031,288
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37		5,000,000		4,425,050
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37		2,000,000		1,770,580
Florida HFC Revenue,				
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%, 12/01/38		4,475,000		4,476,074
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32		3,415,000		3,417,595
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38		3,030,000		3,191,469
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40		3,000,000		3,019,860
Florida Higher Educational Facilities Financing Authority Revenue,				
Bethune Cookman University, Refunding, 5.375%, 7/01/32		3,500,000		3,610,145
Nova Southeastern University, 6.375%, 4/01/31		2,750,000		2,872,430
Rollins College Project, 5.00%, 12/01/37		10,000,000		10,247,300
Florida State Board of Education Capital Outlay GO, Public Education,				
Refunding, Series D, 6.00%, 6/01/23		15,000,000		19,636,050
Series G, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/31		5,000,000		5,167,150
Florida State Board of Education GO,				
Series A, 5.50%, 6/01/38		10,000,000		11,011,400
Series F, NATL Insured, 5.00%, 6/01/28		14,405,000		14,665,875
Florida State Board of Education Lottery Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/20		6,000,000		6,213,900
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/21		4,000,000		4,148,520
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40		5,000,000		5,150,500
Florida State Mid-Bay Bridge Authority Revenue,				
Exchangeable, Series D, ETM, 6.10%, 10/01/22		3,545,000		4,577,339
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25		9,845,000		5,861,319
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26		2,500,000		1,409,800
Series A, ETM, 6.875%, 10/01/22		6,000,000		8,142,540
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41		3,750,000		4,001,850

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Florida State Municipal Power Agency Revenue,		
All Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,160,020
All Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,236,880
Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26	5,000,000	5,071,000
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,177,690
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,160,800
Fort Lauderdale Water and Sewer Revenue,		
5.00%, 9/01/35	24,090,000	25,224,880
NATL Insured, 5.00%, 9/01/31	6,315,000	6,535,141
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,651,380
Fort Pierce Utilities Authority Revenue,		
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,036,820
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,192,015
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,763,771
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,010,725
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	1,896,037
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,511,834
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,		
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,315,705
Series A, 5.00%, 10/01/39	5,000,000	5,085,300
Halifax Hospital Medical Center Hospital Revenue,		
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	10,545,389
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,268,500
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	9,958,500
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	990,000	998,138
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,001,120
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,		
10/01/33	5,465,000	5,646,329
10/01/38	6,725,000	6,880,549
Hillsborough County IDA, PCR, Tampa Electric Co. Project,		
Refunding, 5.50%, 10/01/23	16,000,000	16,357,280
Series A, 5.65%, 5/15/18	6,500,000	7,462,065
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%, 10/01/28	7,000,000	7,027,090
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, 5.00%, 7/01/29	10,000,000	10,102,000
Jacksonville Capital Improvement Revenue,		
Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,503,769
Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,052,100
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	17,250,000	17,348,325
Jacksonville Transportation Revenue, NATL Insured,		
5.25%, 10/01/29	17,955,000	17,985,164
5.00%, 10/01/31	25,000,000	25,037,250
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	5,000,000	5,017,950
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,023,800
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,619,288
Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,		
5.75%, 11/15/27	6,925,000	7,322,356
5.50%, 11/15/32	12,070,000	12,734,212
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,059,820
Marion County Utility System Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/31	2,765,000	2,800,116
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	2,235,000	2,257,350
Series A, NATL Insured, 5.00%, 12/01/28	5,000,000	5,130,300
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	876,225
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,		
10/01/22	1,785,000	1,094,616
10/01/26	4,500,000	2,176,830
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,038,710
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,159,840
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,135,200
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,543,000
Miami-Dade County Aviation Revenue, Miami International Airport,		
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/27	5,000,000	5,019,750
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/32	5,000,000	5,003,350
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	10,000,000	9,392,700
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,671,225

Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,133,800
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	5,770,000	5,747,151
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,461,900
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,147,680
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,		
5.25%, 10/01/19	425,000	425,132
5.40%, 10/01/33	1,485,000	1,397,890
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	9,783,600
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,175,100
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,014,850
sub. bond, Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	1,087,161
sub. bond, Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	2,925,353
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	9,865,201
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	10,441,600
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,002,950
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,206,560
Orange County Health Facilities Authority Revenue, Hospital,		
Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24	5,500,000	5,792,215
Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	15,000,000	15,857,850
Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,328,200
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,168,650
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	3,935,600
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	4,788,750
Orange County School Board COP, Series A,		
Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,734,700
NATL Insured, 5.00%, 8/01/27	12,000,000	12,114,360
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%, 11/01/38	16,740,000	16,828,052
Orlando-Orange County Expressway Authority Revenue,		
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	255,000	317,562
Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,196,657
Series C, 5.00%, 7/01/40	2,755,000	2,830,267
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	10,000,000	10,057,000
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	845,000	845,034
Palm Beach County HFAR, ACTS Retirement-Life Communities, 5.125%, 11/15/29	3,650,000	3,455,200
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,047,340
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,624,550
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,287,300
Panama City Beach Utility Revenue,		
Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,092,520
Refunding, AMBAC Insured, 5.00%, 6/01/27	4,450,000	4,516,883
Refunding, AMBAC Insured, 5.00%, 6/01/32	2,795,000	2,817,304
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	11,500,000	11,507,590
Port St. Lucie Utility Revenue, System,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,531,150
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,415,500
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,088,580
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,305,200
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,		
11/01/12	1,780,000	1,745,397
11/01/15	2,180,000	1,898,627
South Broward Hospital District Revenue,		
Pre-Refunded, 5.60%, 5/01/27	5,000,000	5,158,300
Pre-Refunded, 5.625%, 5/01/32	11,250,000	11,607,300
South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,118,580
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,339,320
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	4,953,650
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,		
6/01/22	4,000,000	2,467,600
6/01/23	4,255,000	2,467,049
6/01/24	1,500,000	817,695
6/01/25	2,130,000	1,094,458
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,374,075

Sunrise Utilities System Revenue,		
AMBAC Insured, ETM, 5.20%, 10/01/22	1,050,000	1,249,353
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,702,155
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,664,393
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,		
10/01/34	8,000,000	8,380,560
10/01/38	14,340,000	14,892,807
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,		
6.00%, 10/01/15	815,000	882,531
6.05%, 10/01/20	1,715,000	1,899,277
6.10%, 10/01/26	2,695,000	3,026,943
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	940,000	1,098,070
Viera East CDD Special Assessment,		
Refunding, 7.00%, 5/01/26	5,830,000	5,852,562
Series B, ETM, 6.75%, 5/01/14	2,345,000	2,535,742
Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	9,059,200
Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34	11,000,000	11,005,940
West Lake CDD, Special Assessment Revenue, NATL Insured, 5.75%, 5/01/17	1,035,000	1,035,486
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	956,240
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,095,180
		955,949,572
U.S. Territories 11.0%		
Puerto Rico 10.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,159,493
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	15,000,000	15,647,250
Series A, 5.00%, 7/01/29	7,500,000	7,512,225
Series A, 5.00%, 7/01/33	5,000,000	4,928,400
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	255,000	246,266
Series G, 5.00%, 7/01/33	1,495,000	1,473,592
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,359
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,690,000	6,306,462
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	15,250,000	15,322,438
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,875,515
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	1,210,000	1,211,730
Series I, 5.00%, 7/01/36	5,000,000	4,815,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 6.00%, 8/01/42	8,000,000	8,619,040
[a]Series A-1, 5.25%, 8/01/43	22,225,000	22,661,944
Series C, 5.50%, 8/01/40	15,000,000	15,713,850
		112,498,564
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	9,639,000
Total U.S. Territories		122,137,564
Total Municipal Bonds before Short Term Investments (Cost $1,035,311,698)		1,078,087,136
Short Term Investments 2.5%		
Municipal Bonds 2.5%		
Florida 2.5%		
[b]Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.14%, 10/01/35	3,200,000	3,200,000
[b]Hillsborough County School Board COP, Master Lease Program, Series C, NATL Insured, Daily VRDN and Put, 0.12%, 7/01/30	8,100,000	8,100,000
[b]Jacksonville Health Facilities Authority Hospital Revenue,		
Baptist Medical Center Project, Series C, Refunding, Daily VRDN and Put, 0.14%, 8/15/27	980,000	980,000
Series A, Daily VRDN and Put, 0.13%, 8/15/33	16,000,000	16,000,000
Total Short Term Investments (Cost $28,280,000)		28,280,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Total Investments (Cost $1,063,591,698) 99.7%	1,106,367,136
Other Assets, less Liabilities 0.3%	3,076,625
Net Assets 100.0%	$ 1,109,443,761

[a] A portion or all of the security purchased on a delayed delivery basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDD - Community Development District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
MFMR - Multi-Family Mortgage Revenue
MFR - Multi-Family Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Georgia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.8%				
Georgia 88.7%				
Athens-Clarke County Unified Government Water and Sewer Revenue,				
5.625%, 1/01/33	$	10,000,000	$	10,889,300
5.50%, 1/01/38		5,000,000		5,378,150
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,				
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33		5,000,000		5,084,200
Series J, AGMC Insured, 5.00%, 1/01/34		5,000,000		5,076,550
Atlanta Airport Revenue, General,				
Refunding, Series C, 6.00%, 1/01/30		6,000,000		6,895,440
Series A, 5.00%, 1/01/40		9,000,000		9,100,980
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32		3,000,000		3,126,060
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26		2,555,000		2,612,002
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23		2,000,000		2,274,920
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26		1,140,000		1,205,881
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23		1,000,000		1,044,120
Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,				
6.00%, 5/20/17		620,000		620,198
6.125%, 5/20/27		1,560,000		1,513,169
Atlanta Water and Wastewater Revenue,				
Refunding, Series A, 6.00%, 11/01/28		5,055,000		5,734,240
Refunding, Series A, NATL Insured, 5.00%, 11/01/33		5,000,000		5,014,150
Series A, AGMC Insured, 5.50%, 11/01/27		5,000,000		5,581,350
Augusta Water and Sewer Revenue,				
AGMC Insured, 5.25%, 10/01/39		3,000,000		3,123,360
Refunding, AGMC Insured, 5.00%, 10/01/32		5,000,000		5,069,800
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,				
5.25%, 12/01/22		2,500,000		2,284,800
5.375%, 12/01/28		2,000,000		1,666,900
Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23		5,000,000		5,194,350
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36		4,155,000		4,307,946
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33		3,500,000		3,546,795
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33		2,045,000		2,156,309
Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA Insured, 5.00%, 8/01/27		5,000,000		5,076,650
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36		2,055,000		2,095,668
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,				
Series B, 5.50%, 1/01/33		5,000,000		5,187,600
Series E, 7.00%, 1/01/23		5,000,000		5,851,300
Camden County Public Service Authority Revenue, St. Mary's Project, Refunding, 4.50%,				
12/01/31		1,200,000		1,233,048
12/01/32		1,000,000		1,023,020
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,				
5.00%, 7/01/40		5,000,000		5,065,900
Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,140,700
Cherokee County Water and Sewer Authority Revenue,				
AGMC Insured, 5.00%, 8/01/35		3,000,000		3,188,040
NATL Insured, 6.90%, 8/01/18		10,000		10,044
Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%, 8/01/23		2,310,000		2,531,668
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36		3,000,000		3,068,640
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Refunding, Series A,				
5.00%, 8/01/30		2,000,000		2,069,460
5.25%, 8/01/35		1,000,000		1,045,920
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23		930,000		930,567
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29		5,000,000		4,942,050

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Columbia County Water and Sewerage Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,118,555
Refunding, 4.50%, 6/01/33	4,015,000	4,146,612
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	127,434
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29	2,500,000	2,648,650
Coweta County Development Authority Revenue, Piedmont Healthcare Project, 5.00%, 6/15/40	5,000,000	4,984,850
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,		
5.25%, 9/01/30	1,750,000	1,825,443
5.50%, 9/01/37	5,000,000	5,269,700
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,556,610
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%, 12/01/29	2,000,000	2,058,080
DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,554,698
DeKalb County Water and Sewer Revenue, Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,101,000
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Student Centre LLC Project, 5.50%, 7/01/34	3,000,000	3,023,880
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children's Healthcare, Refunding, 5.25%, 11/15/39	5,000,000	5,147,000
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,		
6/01/29	3,410,000	3,605,393
6/01/32	2,225,000	2,325,859
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	4,806,618
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,133,000
Fayette County School District GO, AGMC Insured,		
4.75%, 3/01/21	1,355,000	1,482,560
4.95%, 3/01/25	1,000,000	1,067,990
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,311,150
Fulton County Development Authority Revenue,		
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,161,807
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,159,440
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,690,505
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,166,636
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,311,204
Georgia Tech Foundation Inc. Funding SAC II Project, Series A, 5.25%, 11/01/30	5,000,000	5,000,000
Georgia Tech Foundation Inc. Funding Technology Square Project, Series A, 5.00%, 11/01/31	3,000,000	3,015,870
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,342,099
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,180,400
Piedmont Healthcare, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,121,650
Fulton County Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/30	2,500,000	2,596,600
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	4,995,950
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,016,480
Georgia Municipal Electric Authority Power Revenue, Series W,		
6.60%, 1/01/18	955,000	1,083,400
ETM, 6.60%, 1/01/18	45,000	48,956
Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing Corp. Project, Series A, 6.00%, 6/01/24	2,550,000	2,552,371
Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, NATL Insured, 5.00%, 12/01/25	2,600,000	2,650,778
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,605,034
Georgia State HFAR, SFM,		
Series A, 5.375%, 6/01/39	1,950,000	1,974,648
Series C, 5.00%, 12/01/27	1,000,000	1,017,650
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,		
6.00%, 6/15/34	5,000,000	5,312,650
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,116,820
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,126,350
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,		
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	9,276,390
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,611,910
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,376,920
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project,		
Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	3,750,000	3,861,225
Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,145,040
Gwinnett County School District GO,		
5.00%, 2/01/32	4,125,000	4,410,574

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

5.00%, 2/01/36	5,815,000	6,178,089
Pre-Refunded, 5.00%, 2/01/32	875,000	1,055,556
Gwinnett County Water and Sewerage Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	2,795,000	2,887,403
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	1,948,243
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	2,936,752
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, AMBAC Insured, 6.00%, 7/01/29	5,000,000	5,029,900
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,232,349
Jackson County School District GO, NATL Insured, 5.00%, 3/01/25	3,000,000	3,177,090
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,185,880
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,416,326
Macon-Bibb County Hospital Authority Revenue, Revenue Anticipation Certificates, The Medical Center of Central Georgia Inc. Project, 5.00%, 8/01/35	5,000,000	5,028,100
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27	5,000,000	4,901,450
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System,		
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,429,360
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	4,755,150
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture, Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,323,300
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding, Series A, 6.80%, 1/01/12	1,500,000	1,506,210
Municipal Electric Authority Revenue,		
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,514,550
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,443,876
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,304,633
Paulding County GO, Courthouse, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,245,720
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,176,880
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,045,720
Private Colleges and Universities Authority Revenue,		
Emory University, Refunding, 5.00%, 9/01/35	10,000,000	10,584,200
Mercer University Project, Refunding, Series A, 5.375%, 10/01/29	2,000,000	1,999,940
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,021,920
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,500,960
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,297,080
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,523,820
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,673,635
Suwanee GO, NATL Insured, Pre-Refunded, 5.25%, 1/01/32	3,000,000	3,010,920
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D Archbold,		
5.25%, 11/01/35	1,000,000	1,008,440
5.375%, 11/01/40	5,000,000	5,047,300
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,072,510
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,		
5.00%, 10/01/33	2,000,000	1,994,600
AMBAC Insured, 5.25%, 10/01/27	3,000,000	3,036,660
Walton County Water and Sewer Authority Revenue,		
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,250,700
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,018,602
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	3,000,090
		445,949,598
U.S. Territories 7.1%		
Puerto Rico 7.1%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,215,750
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	9,879,700
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	5,023,750
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	10,000,000	10,281,700
Series C, 5.50%, 8/01/40	5,000,000	5,237,950
		35,638,850
Total Municipal Bonds before Short Term Investments (Cost $462,786,986)		481,588,448

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Short Term Investments 2.1%		
Municipal Bonds 2.1%		
Georgia 2.1%		
[a]Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project,		
Daily VRDN and Put, 0.15%, 8/01/33	3,550,000	3,550,000
Series B, Daily VRDN and Put, 0.15%, 7/01/35	4,860,000	4,860,000
[a]Fulton County Hospital Authority Revenue, Anticipation Certificates, Northside, Series B, Daily VRDN and Daily Put, 0.12%, 10/01/33	2,100,000	2,100,000
Total Short Term Investments (Cost $10,510,000)		10,510,000
Total Investments (Cost $473,296,986) 97.9%		492,098,448
Other Assets, less Liabilities 2.1%		10,754,533
Net Assets 100.0%		$ 502,852,981

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PCR - Pollution Control Revenue
SFM - Single Family Mortgage
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin High Yield Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.0%				
Alabama 0.5%				
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$	6,000,000	$	6,353,100
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,				
Series A, Pre-Refunded, 6.125%, 12/01/24		3,000,000		3,322,770
Series B, Pre-Refunded, 6.375%, 12/01/24		1,750,000		1,932,210
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25		2,500,000		2,557,625
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36		7,500,000		7,004,550
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B, 6.10%, 5/15/30		5,800,000		5,808,294
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33		5,500,000		6,802,510
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34		3,000,000		3,080,040
				36,861,099
Alaska 0.1%				
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,				
5.70%, 1/01/12		380,000		381,076
5.80%, 1/01/18		1,495,000		1,494,910
5.875%, 1/01/32		5,730,000		5,217,910
				7,093,896
Arizona 4.5%				
Apache County IDA,				
IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26		16,500,000		16,510,560
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28		53,150,000		53,180,296
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33		33,800,000		33,809,802
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37		2,500,000		2,669,575
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B1, 5.25%, 3/01/39		10,000,000		9,913,300
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32		14,500,000		13,797,040
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		10,000,000		9,738,700
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.50%, 7/01/26		7,500,000		7,788,900
Maricopa County PCC, PCR,				
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40		20,000,000		22,365,000
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35		6,025,000		6,278,773
Various, Public Service Co., Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38		15,000,000		15,642,000
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34		10,750,000		12,112,778
Phoenix Civic Improvement Corp. Airport Revenue,				
junior lien, Series A, 5.00%, 7/01/40		24,000,000		24,282,720
senior lien, Series A, 5.00%, 7/01/38		15,000,000		15,379,200
Pima County IDAR,				
Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29		35,000,000		35,550,900
Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25		10,140,000		10,146,185
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%, 7/01/41		10,000,000		10,195,600
Salt Verde Financial Corp. Senior Gas Revenue,				
5.25%, 12/01/25		6,000,000		6,035,460
5.50%, 12/01/29		11,105,000		11,180,736
5.00%, 12/01/37		5,000,000		4,591,750
University Medical Center Corp. Hospital Revenue,				
6.00%, 7/01/24		250,000		261,105
6.25%, 7/01/29		1,000,000		1,040,240
5.00%, 7/01/35		10,175,000		9,393,458
6.50%, 7/01/39		1,500,000		1,566,330
Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding, Series A, 6.375%, 12/01/37		15,500,000		13,840,415
				347,270,823
Arkansas 0.3%				
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25		3,800,000		3,895,076
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13		2,400,000		2,524,872
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26		10,000,000		10,066,800

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12	3,150,000	3,189,123
		19,675,871
California 18.7%		
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	4,834,492
Alvord USD, GO, 2007 Election, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	4,534,395
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	23,771,280
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,370,000	4,169,966
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,765,000	31,569,950
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,265,301
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,700,000	4,281,492
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda County, 5.875%, 6/01/35	3,700,000	2,869,646
California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,744,850
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,639,760
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,337,733
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,226,438
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,056,570
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	17,071,200
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building, AMBAC Insured, 5.00%,		
12/01/30	10,300,000	10,800,168
12/01/35	5,000,000	5,091,350
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,493,500
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	5,826,540
California State GO,		
5.25%, 11/01/40	47,000,000	48,037,290
Refunding, 5.25%, 4/01/30	50,000	50,195
Refunding, 5.25%, 4/01/32	40,000	40,112
Various Purpose, 6.00%, 4/01/38	28,725,000	31,705,793
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	73,724,000
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	63,369,000
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	9,953,200
California State Public Works Board Lease Revenue, Trustees of California State University, Series J, 6.00%,		
11/01/29	7,365,000	8,144,291
11/01/34	17,560,000	18,635,374
California Statewide CDA Revenue,		
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,144,031
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,020,900
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	14,318,496
Monterey Institute International, 5.50%, 7/01/31	13,240,000	13,384,978
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,162,450
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,104,700
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	24,338,250
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	11,904,308
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	9,168,400
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	5,496,263
8/01/34	10,000,000	2,426,200
8/01/45	34,035,000	4,005,239
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,863,546
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,890,000	2,838,153
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	2,155,000	1,735,098
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,426,150
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	35,442,750
zero cpn., 1/15/22	49,115,000	26,001,972
zero cpn., 1/15/31	4,000,000	1,110,320
zero cpn., 1/15/34	4,500,000	989,235
zero cpn., 1/15/36	4,000,000	759,600
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,509,590
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	6,801,983
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	11,083,100
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	27,722,047

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	11,945,273
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	7,195,000	7,257,453
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	4,532,400
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,441,732
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
senior bond, Series D, 5.00%, 5/15/40	52,685,000	55,158,034
Senior, Refunding, Series A, 5.00%, 5/15/40	25,500,000	26,660,250
Los Angeles MFR, Refunding,		
Series J-1B, 7.125%, 1/01/24	70,000	68,421
Series J-1C, 7.125%, 1/01/24	335,000	312,056
Series J-2B, 8.50%, 1/01/24	340,000	329,776
³Series J-2C, 8.50%, 1/01/24	1,400,000	1,298,640
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,773,422
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	7,772,918
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	32,227,922
Series B, 7.00%, 11/01/34	20,000,000	23,357,800
Series C, 6.50%, 11/01/39	20,000,000	22,160,600
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	3,955,000	3,973,509
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	3,966,038
Perris UHSD Financing Authority Revenue,		
5.75%, 9/01/30	1,690,000	1,676,429
6.00%, 9/01/33	2,570,000	2,571,593
6.125%, 9/01/41	5,500,000	5,488,175
Poway USD Special Tax,		
CFD No. 10, Area A, Pre-Refunded, 6.10%, 9/01/31	1,995,000	2,022,850
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,918,153
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	2,057,474
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,501,900
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,030,000	5,590,608
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	7,015,000	6,708,024
Improvement Area 1, 5.40%, 9/01/36	6,175,000	5,699,957
Improvement Area 2, 5.35%, 9/01/38	7,900,000	6,471,443
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,447,607
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	11,019,900
7.50%, 12/01/41	15,000,000	15,730,050
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,327,200
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,		
7/01/12	4,500,000	4,472,370
7/01/13	4,250,000	4,163,003
7/01/14	2,250,000	2,156,333
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%, 7/01/31	8,920,000	9,111,512
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,319,775
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	19,591,200
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	13,036,259
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	12,960,811
junior lien, ETM, zero cpn., 1/01/12	30,100,000	30,090,368
junior lien, ETM, zero cpn., 1/01/24	52,700,000	36,656,012
junior lien, ETM, zero cpn., 1/01/25	45,200,000	29,579,784
junior lien, ETM, zero cpn., 1/01/26	131,900,000	82,415,077
junior lien, ETM, zero cpn., 1/01/27	139,100,000	82,697,732
senior lien, 5.00%, 1/01/33	27,970,000	22,320,899
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,464,400
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	7,623,600
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,155,292
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,762,120
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%, 9/01/36	7,740,000	7,975,528
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%,		
11/01/25	1,000,000	990,230
11/01/27	9,655,000	9,491,058

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,099,960
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	16,642,992
7.00%, 9/01/38	12,175,000	12,772,549
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,362,277
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	19,643,800
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,538,452
		1,441,562,645
Colorado 3.9%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	20,236,000
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	195,000	206,872
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	22,995,357
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	13,501,950
12/01/35	15,000,000	13,226,400
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,650,320
E-470 Public Highway Authority Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,416,164
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	2,850,800
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	3,965,100
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	4,787,850
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	2,940,800
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	4,654,738
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,480,000
Series A1, NATL Insured, 5.50%, 9/01/24	10,000,000	9,899,900
Series C, 5.375%, 9/01/26	5,000,000	4,877,850
Series C1, NATL Insured, 5.50%, 9/01/24	3,000,000	2,969,970
Series D1, NATL Insured, 5.50%, 9/01/24	6,000,000	5,939,940
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	40,810,660
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,594,092
6.25%, 11/15/28	12,500,000	12,991,375
6.50%, 11/15/38	90,100,000	96,962,917
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,523,975
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,650,925
[a,b] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,891,970
		301,025,925
Connecticut 0.3%		
Connecticut State Development Authority PCR, Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,546,500
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	3,000,480
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,451,515
		20,998,495
District of Columbia 2.5%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	17,213,940
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,103,290
District of Columbia Revenue,		
Assn. of American Medical Colleges, Series B, 5.25%, 10/01/36	12,425,000	12,509,366
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	18,273,107
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	3,816,975
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,380,908
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,673,580
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,035,620
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,302,645
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,551,260
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,190,213
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	22,936,100
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	11,207,000
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,119,920
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	49,583,400

Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	9,687,700
		193,585,024
Florida 5.5%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,515,000	3,566,760
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,195,955
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,255,000	1,256,280
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	9,250,000	9,378,390
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,885,000	1,695,331
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,296,500
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	9,152,230
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,206,263
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,982,307
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,545,350
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	17,491,320
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,462,065
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,501,950
10/01/34	7,250,000	7,024,525
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,630,000	2,268,349
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	845,000	728,356
[a]Series C, 7.00%, 5/01/30	4,390,000	3,244,122
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,510,000	1,510,574
Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,320,195
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,370,588
6.25%, 1/01/28	1,230,000	1,186,483
6.375%, 1/01/43	2,250,000	2,080,620
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,760,986
Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,180,000	7,190,698
Mediterra South CDD Capital Improvement Revenue,		
6.85%, 5/01/31	2,165,000	2,168,247
Series B, 6.95%, 5/01/31	6,515,000	6,514,870
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	21,449,854
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	11,736,393
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	30,150,131
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,520,786
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,499,475
Series B, 6.50%, 5/01/37	3,850,000	3,851,386
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	3,807,934
6.25%, 10/01/43	6,865,000	6,961,728
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	670,496
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	10,571,900
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	15,000,000	15,409,800
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	805,572
Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,515,000	2,509,316
Pelican Marsh CDD Special Assessment Revenue, Series A,		
7.10%, 5/01/20	2,295,000	2,299,774
7.20%, 5/01/31	5,715,000	5,723,915
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,301,280
Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,685,000	9,470,380
Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,404,480
[a]Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,207,440
[a,c]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	880,000	829,083
5/01/30	1,590,000	1,426,310
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	275,000	277,574
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,300,000	4,194,361

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,303,646
5.00%, 5/01/36	12,500,000	12,711,750
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	15,304,050
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,240,000	2,254,896
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,835,000	1,817,494
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,175,000	1,176,316
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,905,000	7,621,922
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,875,000	958,444
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	7,835,000	7,561,245
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,900,000	9,141,279
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	9,035,000	9,489,551
7.00%, 5/01/41	8,000,000	8,398,000
Village Center CDD Recreational Revenue,		
sub. bond, Series B, 6.25%, 1/01/13	1,790,000	1,792,524
Sub Series B, 8.25%, 1/01/17	1,265,000	1,267,922
Sub Series C, 7.375%, 1/01/19	1,845,000	1,852,491
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,040,000	1,041,269
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,350,718
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,020,000	1,019,990
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,900,000	1,785,506
		425,974,445
Georgia 3.1%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	10,112,200
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	963,306
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	33,543,300
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,158,000
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,225,172
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	57,343,000
Series E, 7.00%, 1/01/23	25,000,000	29,256,500
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,606,657
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	4,565,000	5,304,119
6.375%, 10/01/28	8,000,000	10,151,200
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	3,798,250
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,903,795
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,164,250
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,		
9/15/25	5,000,000	4,947,250
9/15/27	4,000,000	3,921,160
9/15/28	10,000,000	9,669,600
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,152,614
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,		
6.25%, 11/01/33	7,000,000	7,438,480
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,169,744
		240,828,597
Hawaii 0.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%,		
7/01/39	7,500,000	8,152,350
Idaho 0.7%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,778,750
Idaho State Housing and Finance Assn. EDR, TDF Facility Project, Recovery Zone Facilities, Series A, 7.00%, 2/01/36	13,305,000	13,582,409
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,274,300
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,585,275
		55,220,734
Illinois 6.3%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,557,506
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,		
6.25%, 3/01/32	3,496,000	3,610,249

6.75%, 3/01/32	5,046,000	5,208,078
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,572,285
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,031,240
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,735,203
Chicago Board of Education GO,		
Refunding, 5.00%, 12/01/31	12,500,000	12,644,250
Series A, 5.50%, 12/01/39	6,500,000	6,847,100
Chicago GO,		
Project, Series A, 5.25%, 1/01/35	7,000,000	7,172,270
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	35,765,231
Chicago O'Hare International Airport Revenue,		
5.00%, 1/01/40	20,430,000	20,036,314
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,065,250
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	12,469,500
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	16,662,855
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	10,286,700
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,468,930
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	8,720,000	9,015,172
Series G, 5.00%, 11/15/28	50,000,000	51,562,500
Illinois Finance Authority Revenue,		
Institute Technology, 6.50%, 2/01/23	1,000,000	959,370
Institute Technology, 7.125%, 2/01/34	1,500,000	1,498,965
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,503,475
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	8,782,115
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,693,750
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,317,850
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,641,700
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,139,200
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	16,224,392
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	5,885,682
5/01/40	10,415,000	10,129,837
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,542,828
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,524,490
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,589,350
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	7,897,425
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	10,761,701
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,512,450
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,581,290
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,501,845
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,751,000	7,257,339
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,355,020
Refunding, 6.00%, 6/01/28	24,650,000	25,961,133
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,349,558
University of Illinois University Revenues, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	22,803,011
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,415,000	3,894,604
6.625%, 3/01/33	5,174,000	4,916,593
Yorkville United City Special Service Area Special Tax,		
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,380,000	2,510,326
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,219,000	3,168,849
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	3,657,632
		482,272,413
Indiana 1.1%		
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	5,000,000	4,520,100
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,		
8/15/19	3,000,000	2,882,640
8/15/28	5,000,000	4,349,700

Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	7,881,200
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,261,520
Indiana Health Facility Financing Authority Hospital Revenue,		
6.25%, 3/01/25	5,900,000	6,092,694
6.00%, 3/01/34	12,000,000	12,260,280
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,299,680
Indiana State Finance Authority Revenue,		
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	4,950,450
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,391,375
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,163,000
5.85%, 4/01/19	5,000,000	5,605,400
		87,658,039
Iowa 0.1%		
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	11,080,520
Kansas 0.1%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,758,125
Kentucky 1.4%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,168,336
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,144,892
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,911,762
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,672,095
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	19,255,665
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	10,825,000	10,120,401
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,279,800
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,		
5.625%, 5/01/29	5,555,000	5,702,541
6.125%, 5/01/39	5,000,000	5,194,600
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	11,888,240
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,764,375
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,389,200
5.375%, 6/01/40	10,000,000	9,935,000
		111,426,907
Louisiana 4.0%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	12,873,178
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
6.75%, 11/01/32	41,250,000	43,120,275
Series A, 6.50%, 8/01/29	9,000,000	9,466,830
Series A-2, 6.50%, 11/01/35	8,000,000	8,350,800
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	10,946,400
Louisiana Public Facilities Authority Revenue,		
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,381,000
Entergy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,763,075
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	20,000,000	20,486,800
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,318,850
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	16,722,175
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	9,480,100
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	9,667,100
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	27,533,465
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,107,500
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,387,123

St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	79,225,000	79,057,043
		305,661,714
Maine 0.3%		
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical Center Issue,		
6.75%, 7/01/36	4,250,000	4,404,190
7.00%, 7/01/41	10,000,000	10,467,600
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,628,304
		19,500,094
Maryland 0.7%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,203,210
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	945,000	945,605
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%, 9/01/25	8,600,000	8,771,312
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 4.75%, 12/01/11	355,000	355,000
Series A, 5.00%, 12/01/16	3,000,000	2,544,060
Series A, 5.00%, 12/01/31	10,000,000	6,767,000
Series B, 5.00%, 12/01/16	600,000	508,812
Series B, 5.25%, 12/01/31	2,000,000	1,351,720
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	13,078,626
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,377,730
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,064,712
Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,091,020
		52,058,807
Massachusetts 1.0%		
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,		
7.00%, 3/01/21	1,070,000	1,272,915
ETM, 7.00%, 3/01/21	930,000	1,107,388
Massachusetts State Development Finance Agency Revenue,		
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	870,000	870,183
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,563,008
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,844,220
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,140,000	1,140,353
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,464,895
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,064,080
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,050,000	4,148,929
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	10,563,241
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	43,841,600
		73,880,812
Michigan 4.2%		
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27	10,500,000	10,727,220
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	17,611,794
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	23,441,140
Detroit Sewage Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,433,018
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	9,778,200
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,933,460
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,375,050
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,470,656
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	10,870,860
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,309,809
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	465,000	465,037
5.00%, 8/15/38	5,250,000	3,763,253
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,514,800
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,750,190
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,962,640
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,535,300

Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,717,265
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	10,646,100
Michigan State Hospital Finance Authority Revenue,		
Marquette, 5.00%, 5/15/34	6,000,000	5,231,760
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	825,000	827,516
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	6,210,000	6,230,307
Mid-Michigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,342,477
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,476,827
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical,		
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,086,440
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,113,947
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior Series A, 6.00%,		
6/01/34	13,675,000	10,227,806
6/01/48	10,000,000	7,051,300
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,		
8.25%, 9/01/39	20,000,000	23,665,000
Series W, 6.00%, 8/01/39	33,120,000	34,518,326
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A, ETM, 5.60%, 2/15/13	470,000	471,612
		325,549,110
Minnesota 0.6%		
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,470,160
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,384,450
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	3,896,788
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	12,331,770
6.75%, 11/15/32	6,250,000	6,989,687
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%,		
11/15/29	175,000	175,194
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	225,000	225,115
St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	9,924,300
		47,397,464
Mississippi 1.0%		
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	18,960,000	19,006,262
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,254,385
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	20,144,800
6.50%, 9/01/32	10,000,000	10,842,300
5.80%, 5/01/34	7,000,000	7,186,760
		77,434,507
Missouri 0.4%		
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/20	8,350,000	7,122,633
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,796,840
St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	7,563,990
6.625%, 7/01/34	3,000,000	3,252,930
West Plains IDA Hospital Revenue, Ozarks Medical Center,		
6.75%, 11/15/24	3,045,000	3,022,558
Refunding, 5.50%, 11/15/12	85,000	85,246
		32,844,197
Nevada 0.9%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,010,183
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	745,345
Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,525,000	3,528,102
Local ID No. 142, Mountains Edge, 6.375%, 8/01/23	3,940,000	4,003,631
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	750,000	602,017
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,710,026
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,280,401
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,310,030
Henderson Local ID Special Assessment,		
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,015,000	3,019,432
No. T-12, Series A, 7.375%, 8/01/18	25,550,000	23,074,460
No. T-16, 4.90%, 3/01/16	1,355,000	840,398

No. T-16, 5.00%, 3/01/18	965,000	577,745
No. T-16, 5.00%, 3/01/19	960,000	571,690
No. T-16, 5.10%, 3/01/22	1,445,000	837,797
No. T-16, 5.125%, 3/01/25	1,530,000	867,204
No. T-17, 5.00%, 9/01/15	700,000	701,841
No. T-17, 5.00%, 9/01/16	725,000	718,323
No. T-17, 5.00%, 9/01/25	1,340,000	1,193,752
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,795,000	4,498,765
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	785,000	794,098
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,693,625
		72,578,865
New Hampshire 0.2%		
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	13,350,000	13,188,866
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,106,850
		18,295,716
New Jersey 3.7%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,472,050
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,972,573
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	23,000,000	23,002,990
Cigarette Tax, 5.50%, 6/15/31	6,500,000	6,229,795
Cigarette Tax, 5.75%, 6/15/34	10,000,000	9,621,500
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,342,930
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,274,170
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,105,400
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
6.625%, 9/15/12	25,525,000	25,946,418
6.25%, 9/15/19	30,000,000	29,706,000
6.40%, 9/15/23	28,500,000	28,241,220
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	13,518,462
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	11,441,431
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	5,826,840
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	25,097,250
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Series A, 6.00%, 12/15/38	35,705,000	38,990,574
Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	25,020,984
[d]Series B, 5.25%, 6/15/36	10,000,000	10,317,600
		282,128,187
New Mexico 1.8%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	59,005,720
Series C, 5.90%, 6/01/40	18,435,000	18,754,663
Series D, 5.90%, 6/01/40	53,520,000	54,448,037
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	4,360,000	4,992,069
5.00%, 7/01/35	3,470,000	3,942,753
		141,143,242
New York 4.5%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,003,125
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	309,550
1/15/22	649,658	456,976
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,375,400
Series A, 5.00%, 11/15/41	15,500,000	15,693,440
Series F, 5.00%, 11/15/30	7,000,000	7,183,540
New York City GO,		
Refunding, Series H, 6.25%, 8/01/15	20,000	20,079
Refunding, Series H, 6.125%, 8/01/25	10,000	10,034
Refunding, Series J, 6.00%, 8/01/21	5,000	5,018

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series B, 7.00%, 2/01/18	115,000	115,527
Series D, 7.625%, 2/01/14	5,000	5,025
Series F, 7.50%, 2/01/21	85,000	85,399
Series G, 7.50%, 2/01/22	10,000	10,046
New York City IDA Civic Facility Revenue,		
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,370,000	5,049,894
Series C, 6.80%, 6/01/28	5,000,000	5,162,250
Staten Island University Hospital Project, Series C, Pre-Refunded, 6.45%, 7/01/32	1,395,000	1,455,850
New York City IDA Special Facility Revenue,		
[f]American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	28,036,800
[f]American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	13,200,000
[f]American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	27,075,000
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,724,471
New York City IDAR,		
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	45,000,000	45,170,550
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	50,084,000
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,024,800
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	5,000,000	4,558,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, 5.00%, 6/15/34	10,000,000	10,373,900
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,070,540
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	16,158,080
6.25%, 12/01/37	30,000,000	29,923,200
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	21,695,000	21,808,465
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,276,012
6.85%, 12/01/31	2,000,000	2,042,300
		349,467,271
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,920,535
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,250,560
Series A, 6.25%, 11/01/33	1,300,000	1,381,432
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,		
3/01/16	670,000	693,892
9/01/17	525,000	525,074
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,079,800
6.00%, 10/01/23	2,500,000	2,171,900
5.65%, 10/01/25	2,000,000	1,619,540
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	893,200
5.50%, 10/01/32	1,600,000	1,475,120
North Carolina Medical Care Commission Health Care Facilities Revenue, Series A, 6.125%, 10/01/35	12,250,000	9,722,703
		29,733,756
North Dakota 0.1%		
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,		
7/01/25	1,750,000	1,745,695
7/01/29	2,500,000	2,387,000
		4,132,695
Ohio 1.5%		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	12,322,375
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	10,327,350
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	16,823,025
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,196,412
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	9,731,500
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding, 5.50%,		
7/01/17	3,100,000	3,103,224
7/01/21	950,000	950,333

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	5,041,021
6.625%, 1/01/46	2,500,000	2,539,825
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,945,000	6,295,101
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,760,698
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,721,200
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,379,950
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,700,000	1,733,065
		112,925,079
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,069,050
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,480,810
		10,549,860
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,427,150
Pennsylvania 3.1%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	1,215,000	1,264,730
7.00%, 11/01/40	2,000,000	2,080,920
Allegheny County Hospital Development Authority Revenue, West Pennsylvania Allegheny Health System, Refunding,		
5.00%, 11/15/28	8,360,000	6,925,507
5.375%, 11/15/40	70,000,000	57,369,900
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	15,985,000	16,000,985
6.20%, 7/01/19	17,525,000	17,527,629
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,010,890
6.50%, 7/01/40	3,000,000	3,010,890
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	14,806,800
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	65,608,800
Pennsylvania Economic Development Financing Authority Water Facility Revenue, Aqua Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	7,718,775
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,375,250
Series B, 5.75%, 6/01/39	20,000,000	21,312,800
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series B, 5.50%, 7/01/26	18,000,000	17,628,660
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System, Series A, Pre-Refunded, 5.75%, 12/01/21	815,000	823,150
		237,465,686
Rhode Island 0.3%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Pre-Refunded, 6.50%, 8/15/32	8,000,000	8,332,240
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,235
Series A, 7.00%, 5/15/39	8,200,000	9,090,520
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,751,400
		19,579,395
South Carolina 0.8%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	16,837,755
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,597,100
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,289,925
Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,430,519
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	1,992,480
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,172,100
		62,319,879
Tennessee 0.9%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	7,631,553
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	7,098,072

first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	6,577,903
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	6,044,409
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,361,850
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,158,736
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	2,788,953
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	2,654,577
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	21,887,855
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	5,485,000
7/01/24	3,500,000	3,821,195
		67,510,103
Texas 7.2%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,760,343
Austin Convention Enterprises Inc. Convention Center Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	14,255,325
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	1,000,000	957,180
7/01/33	1,520,000	1,387,030
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,249,737
Brazos River Authority PCR,		
Texas Utilities Electric Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	5,534,787
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	12,062,250
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	1,717,748
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	4,558,720
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	6,385,000	5,867,049
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	1,953,540
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	360,325
Brazos River Harbor Navigation District Brazoria County Environmental Revenue, Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,113,900
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,257,600
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	669,120
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	489,600
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	441,342
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	437,613
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,442,073
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	7,979,603
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	24,862,093
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12	420,000	424,880
Dallas-Fort Worth International Airport Revenue,		
Joint, Series B, NATL Insured, 6.00%, 11/01/23	3,015,000	3,021,603
Joint, Series C, NATL Insured, 6.25%, 11/01/28	2,760,000	2,763,478
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,137,040
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	50,104,500
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,503,855
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	15,273,090
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%,		
7/01/21	35,095,000	35,080,260
7/01/29	31,520,000	31,556,248
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,		
5.50%, 2/15/32	1,000,000	923,140
5.50%, 2/15/37	2,500,000	2,205,900
Refunding, 6.25%, 2/15/37	5,000,000	4,875,700
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	11,095,600
Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding, 5.60%, 3/01/27	12,000,000	12,334,560
North Texas Tollway Authority Revenue,		
first tier, Refunding, 5.00%, 1/01/38	10,000,000	9,884,700
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	23,034,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,496,775
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	15,581,250

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	5,489,600
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,053,730
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,466,875
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	30,770,100
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,102,466
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	15,938,700
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	20,326,400
Sabine River Authority PCR, TXU Electric Co. Project, Refunding,		
Series A, 5.80%, 7/01/22	1,000,000	213,910
Series B, 6.15%, 8/01/22	13,115,000	2,865,496
Series C, 5.20%, 5/01/28	29,945,000	6,274,975
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,		
10/01/16	8,500,000	8,686,320
10/01/21	1,500,000	1,527,105
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources, Refunding, 5.00%, 11/15/40	15,225,000	15,421,859
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	15,772,617
Texas State Turnpike Authority Central Turnpike System Revenue,		
Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	13,627,710
Series A, AMBAC Insured, 5.75%, 8/15/38	31,000,000	31,219,170
Trinity River Authority PCR, TXU Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	96,676
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	7,191,760
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	3,159,144
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	9,133,547
		555,992,467
Vermont 0.2%		
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health, Series A, AMBAC Insured, 6.00%, 12/01/23	15,000,000	15,058,650
Virginia 0.2%		
James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg Landing, Series A, 5.35%, 9/01/26	750,000	693,683
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,678,980
Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,500,000	2,740,425
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	791,500
		13,904,588
Washington 1.9%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	7,881,813
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	12,647,758
6/01/39	16,250,000	17,209,887
Ocean Shores Local ID Tax Allocation, 7.25%, 2/01/31	20,160,000	21,366,576
Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	17,437,240
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	2,011,040
12/01/35	5,355,000	5,377,330
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,925,000
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 7.00%, 7/01/39	8,500,000	8,868,985
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,885,650
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,013,960
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	357,576
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,125,700
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,171,971
		150,280,486
West Virginia 0.4%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,193,242
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	16,248,863
		30,442,105
Wisconsin 0.7%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	12,410,000	12,423,155
Wisconsin Public Financial Authority, Adams-Columbia Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,122,134

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,844,550
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,049,900
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	1,896,450
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,403,251
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,123,700
		57,863,140
Wyoming 0.3%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	5,898,365
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,005,780
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,		
6.25%, 7/01/31	600,000	616,926
6.50%, 7/01/43	1,600,000	1,644,624
Wyoming Municipal Power Agency Power Supply Revenue, Series A,		
5.50%, 1/01/28	1,350,000	1,448,388
5.50%, 1/01/33	2,360,000	2,494,355
5.50%, 1/01/38	2,810,000	2,942,547
5.00%, 1/01/42	1,000,000	1,017,840
5.375%, 1/01/42	2,750,000	2,846,965
		24,915,790
U.S. Territories 5.3%		
Guam 1.3%		
Guam Government Department of Education COP, John F. Kennedy High School, Series A,		
6.625%, 12/01/30	5,065,000	5,076,801
6.875%, 12/01/40	4,000,000	4,022,560
Guam Government GO,		
Refunding, Series A, 5.125%, 11/15/27	7,270,000	6,601,742
Refunding, Series A, 5.25%, 11/15/37	37,000,000	31,317,910
Series A, 6.00%, 11/15/19	8,000,000	8,465,200
Series A, 6.75%, 11/15/29	10,000,000	10,290,000
Series A, 7.00%, 11/15/39	15,000,000	15,449,550
Guam Government Waterworks Authority Water and Wastewater System Revenue,		
5.625%, 7/01/40	4,000,000	3,764,800
Water, 6.00%, 7/01/25	4,000,000	4,056,120
Water, 5.875%, 7/01/35	8,000,000	7,834,800
		96,879,483
Northern Mariana Islands 0.4%		
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	24,885,000	19,731,067
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	7,020,000	6,727,547
		26,458,614
Puerto Rico 3.0%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	11,500,000	9,701,745
5.625%, 5/15/43	3,500,000	2,850,085
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	5,200,000	5,347,316
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,466,950
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	6,849,990
Puerto Rico Electric Power Authority Power Revenue, Series XX,		
5.75%, 7/01/36	8,620,000	9,047,552
5.25%, 7/01/40	21,570,000	21,672,458
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,359,335
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	15,745,200
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	47,915,710
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	27,200,165
first sub., Series A, 5.50%, 8/01/42	42,000,000	43,875,300
first sub., Series C, 5.50%, 8/01/40	25,000,000	26,189,750
		233,221,556
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	567,216

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,523,190
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,109,066
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,433,200
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	19,762,911
Virgin Islands Matching Fund Loan Note, sub. lien, Refunding, Series B, 5.25%, 10/01/29	5,750,000	5,818,367
		48,213,950
Total U.S. Territories		404,773,603
Total Municipal Bonds before Short Term Investments (Cost $7,284,868,010)		7,398,260,326
Short Term Investments 2.8%		
Municipal Bonds 2.8%		
District of Columbia 0.7%		
[e]Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding, Series D, Sub Series D-2, Daily VRDN and Put, 0.09%, 10/01/39	51,635,000	51,635,000
Florida 0.3%		
[e]Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.14%, 10/01/35	20,400,000	20,400,000
[e]Hillsborough County School Board COP, Master Lease, Series C, NATL Insured, Daily VRDN and Put, 0.12%, 7/01/30	4,500,000	4,500,000
		24,900,000
Georgia 0.0%[†]		
[e]Fulton County Hospital Authority Revenue, Anticipation Certificates, Northside, Series B, Daily VRDN and Daily Put, 0.12%, 10/01/33	1,800,000	1,800,000
Maryland 0.2%		
[e]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series A, Daily VRDN and Put, 0.19%, 7/01/38	14,000,000	14,000,000
Massachusetts 0.3%		
[e]Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.14%, 12/01/37	19,900,000	19,900,000
Minnesota 0.0%[†]		
[e]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2, Daily VRDN and Put, 0.09%, 11/15/35	3,100,000	3,100,000
Missouri 0.4%		
[e]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Series B, Daily VRDN and Put, 0.11%, 10/01/24	13,300,000	13,300,000
[e]Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM Health Care, Series C, Daily VRDN and Put, 0.16%, 6/01/45	18,545,000	18,545,000
		31,845,000
New Jersey 0.2%		
[e]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series C, Daily VRDN and Put, 0.10%, 7/01/43	17,865,000	17,865,000
North Carolina 0.1%		
[e]Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Carolina, Refunding, Series B, Daily VRDN and Put, 0.05%, 1/15/38	3,400,000	3,400,000
Pennsylvania 0.4%		
[e]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.06%, 11/15/32	3,650,000	3,650,000
Refunding, Series A, Daily VRDN and Put, 0.04%, 5/15/35	10,000,000	10,000,000
Series B, Daily VRDN and Put, 0.05%, 6/01/41	17,100,000	17,100,000
		30,750,000
Virginia 0.2%		
[e]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.16%,		
8/01/31	2,600,000	2,600,000
8/01/33	5,150,000	5,150,000
[e]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.08%, 11/01/30	5,100,000	5,100,000
		12,850,000
Total Short Term Investments (Cost $212,045,000)		212,045,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Total Investments (Cost $7,496,913,010) 98.8%	7,610,305,326
Other Assets, less Liabilities 1.2%	94,589,312
Net Assets 100.0%	$ 7,704,894,638

[†] Rounds to less than 0.1% of net assets.
[a] Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2011, the aggregate value of these securities was $9,588,922, representing 0.12% of net assets.
[b] The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
[c] Defaulted security or security for which income has been deemed uncollectible.
[d] Security purchased on a when-issued basis.
[e] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ACA - American Capital Access Holdings Inc.
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CDD - Community Development District
CDR - Community Development Revenue
CFD - Community Facilities District
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDBR - Industrial Development Board Revenue
IDR - Industrial Development Revenue
MAC - Municipal Assistance Corp.
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCC - Pollution Control Corp.
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
PUD - Public Utility District
RDA - Redevelopment Agency/Authority
SF - Single Family
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Insured Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.3%				
Alabama 4.2%				
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/21	$	2,490,000	$	2,503,446
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35		2,000,000		1,728,880
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40		20,000,000		20,930,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,000,000		5,188,000
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		5,630,625
8/01/37		5,000,000		5,217,400
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,				
4/01/27		3,260,000		3,345,020
4/01/33		4,890,000		5,017,532
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,				
10/01/24		5,855,000		5,855,937
10/01/25		6,065,000		5,926,597
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38		10,865,000		11,240,386
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35		9,100,000		9,136,673
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35		3,665,000		3,718,106
Pell City GO, wts.,				
Refunding, XLCA Insured, 5.00%, 2/01/24		1,020,000		1,059,433
XLCA Insured, 5.00%, 2/01/34		5,195,000		5,173,960
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40		8,090,000		8,508,657
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38		5,000,000		5,661,050
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41		5,000,000		5,001,700
				110,844,202
Alaska 0.4%				
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21		5,000		5,017
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 6.00%, 9/01/32		10,000,000		11,262,500
				11,267,517
Arizona 2.8%				
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		9,320,760
Series A, AGMC Insured, 5.25%, 10/01/28		10,000,000		10,811,000
Series A, AGMC Insured, 5.00%, 10/01/29		5,000,000		5,220,000
Series B, AGMC Insured, 5.00%, 10/01/27		8,000,000		8,491,280
Downtown Phoenix Hotel Corp. Revenue,				
Senior Series A, FGIC Insured, 5.00%, 7/01/36		15,000,000		12,162,450
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		6,450,000		6,281,461
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16		300,000		354,051
Pima County Sewer Revenue, System, Assured Guaranty, 5.00%, 7/01/25		7,000,000		7,749,770
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32		12,000,000		12,557,160
				72,947,932
Arkansas 0.3%				
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35		5,230,000		5,370,373
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36		3,205,000		3,336,213
				8,706,586
California 7.7%				
California State GO,				
Refunding, AMBAC Insured, 5.00%, 2/01/33		7,000,000		7,184,170
Refunding, NATL Insured, 5.00%, 2/01/31		20,000,000		20,450,200
Refunding, NATL Insured, 5.00%, 10/01/32		1,910,000		1,919,340
Various Purpose, 6.00%, 4/01/38		30,000,000		33,113,100
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35		20,855,000		20,885,240
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%, 10/01/24		5,000,000		5,752,650
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39		10,000,000		10,186,000
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34		10,000,000		10,312,400
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35		23,800,000		24,865,288
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32		32,565,000		33,682,956

Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,256,800
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	130,000	132,902
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,399,773
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,245,000
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,327,300
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,465,363
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	922,705
		204,101,187
Colorado 2.4%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,329,300
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	20,140,600
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,195,700
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	3,590,000	4,688,863
11/15/25	4,410,000	4,422,480
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	13,226,400
		63,003,343
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,515,050
District of Columbia 0.8%		
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	110,000	110,217
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,540,000	20,114,867
		20,225,084
Florida 10.2%		
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	12,312,739
8/01/37	13,000,000	12,368,070
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,251
5.70%, 11/01/29	225,000	225,059
Broward County School Board COP,		
NATL Insured, 5.00%, 7/01/28	2,000,000	2,024,340
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,872,315
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,034,580
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,960,840
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	170,000	170,600
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
12/01/28	11,050,000	11,160,500
12/01/32	13,665,000	13,801,650
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,116,280
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,890,567
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,325,086
Escambia County Utilities Authority Utility System Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,775,745
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,002,940
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	9,761,600
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,596,000
Florida HFC Revenue,		
Housing, Logan's Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,080,000	1,080,940
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,289
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,581,638
Florida State Board of Education Capital Outlay GO, Public Education, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	5,395,000	5,575,355
Florida State Board of Education GO,		
Series C, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	4,245,000	4,323,108
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,036,220
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,108,100

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/21	3,000,000	3,111,390
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,160,488
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,725,026
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	820,000	823,100
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,050,600
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,005,700
Jacksonville Sales Tax Revenue,		
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,000,900
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,508,970
Jacksonville Transportation Revenue, NATL Insured,		
5.00%, 10/01/26	2,000,000	2,003,120
5.25%, 10/01/29	11,000,000	11,018,480
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,089,901
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,587,398
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,432,494
4/01/37	11,000,000	10,468,590
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,289,541
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,646,718
Marion County Utility System Revenue, NATL RE, FGIC Insured,		
5.00%, 12/01/31	880,000	891,176
Pre-Refunded, 5.00%, 12/01/31	620,000	626,200
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,016,590
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,522,414
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,514,650
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,520,790
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,033,920
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,625,762
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,164,600
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,236,110
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,095,300
Orlando-Orange County Expressway Authority Revenue,		
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	232,544
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,201,000
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,960
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	13,447,200
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,017,100
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,015,960
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,212,181
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,034,060
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,027,680
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,002,640
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,045,720
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,037,600
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,026,650
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,826,762
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,642,456
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	301,509
Sunrise Utilities System Revenue,		
AMBAC Insured, ETM, 5.20%, 10/01/22	860,000	1,023,280
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,293,638
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,001,850
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	961,850
10/01/30	1,485,000	1,390,242
		269,972,622
Georgia 5.3%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	5,899,373
Athens Housing Authority Student Housing Lease Revenue, University of Georgia,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	435,000	454,727
Refunding, AMBAC Insured, 5.00%, 12/01/33	5,565,000	5,823,049

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,349,170
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,168,900
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,952,660
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,752,565
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	1,535,000	1,679,305
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,675,510
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,066
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,613,855
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,797,913
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	10,287,957
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32	9,000,000	8,998,830
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,307,258
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,132,725
Savannah EDA Revenue, SSU Community Development LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,600,800
		139,509,663
Hawaii 0.1%		
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,		
5/01/12	1,000,000	1,021,460
5/01/13	1,000,000	1,072,070
		2,093,530
Illinois 6.1%		
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,258,451
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	31,111,779
1/01/29	13,345,000	13,801,132
1/01/30	6,200,000	6,340,244
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/35	26,635,000	27,338,697
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	25,716,515
Illinois Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,055,920
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,747,095
Illinois Health Facilities Authority Revenue, Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28	5,000,000	4,864,650
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,528,600
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	285,000	340,464
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,146,650
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,293,326
		160,543,523
Indiana 0.5%		
Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,786,338
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,233,442
		13,019,780
Kansas 0.6%		
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	16,900,400
Kentucky 1.4%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,957,806
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,719,986
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	13,549,743

Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,073,600
		37,301,135
Louisiana 2.8%		
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty,		
5.00%, 10/01/25	5,500,000	5,871,415
5.50%, 10/01/41	15,000,000	15,604,650
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,919,702
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,263,321
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,018,308
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,297,840
Louisiana State Gasoline and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,090,000
		73,065,236
Maine 1.0%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	16,910,000	17,631,719
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,266
Portland Airport Revenue, General, AGMC Insured,		
5.25%, 1/01/35	3,000,000	3,099,480
5.00%, 1/01/40	6,000,000	6,103,440
		26,934,905
Maryland 1.1%		
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	8,778,400
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,072,710
Maryland State Health and Higher Educational Facilities Authority Revenue,		
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,113,130
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	200,000	237,772
		29,202,012
Massachusetts 2.9%		
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	25,197,043
Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,		
ETM, 5.00%, 8/01/27	3,535,000	3,642,535
Pre-Refunded, 5.00%, 8/01/27	855,000	881,009
Massachusetts State Health and Educational Facilities Authority Revenue,		
CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25	2,810,000	2,811,124
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	878,753
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	20,261,380
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,002,670
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,238,317
Massachusetts State Water Resources Authority Revenue, Series J, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	16,250,000	16,755,212
		77,668,043
Michigan 7.9%		
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,357,980
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,736,327
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	6,500,000	6,629,675
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,644,125
Detroit Sewage Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	14,667,300
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,920,571
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,055,580
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,850,350
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,881,389
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,054,692
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	15,816,450
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL Insured, 5.00%, 10/01/23	5,095,000	5,095,000
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	29,348,940
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,115,500

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Michigan State Hospital Finance Authority Revenue,		
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22	2,000,000	2,000,000
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,002,800
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	12,585,560
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,105,000	1,133,885
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,858,750
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	317,300
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,040,500
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Series M, NATL Insured, 5.25%, 11/15/31	4,000,000	3,999,960
		210,112,634
Minnesota 0.6%		
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,126,750
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,128
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	130,000	130,096
		15,436,974
Mississippi 0.4%		
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	200,000	209,760
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	9,811,166
		10,020,926
Missouri 0.8%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,296,460
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,685,500
		21,981,960
Nebraska 0.1%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,148,625
Nevada 1.2%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	303,853
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,065,400
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,314,600
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,056,000
		30,739,853
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,254,340
New Jersey 2.1%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	2,100,000	2,106,972
Middlesex County COP, NATL Insured, 5.30%, 6/15/29	3,575,000	3,579,862
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,507,125
New Jersey EDA Revenue,		
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,586,482
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,837,138
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,062,160
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,		
6.00%, 12/15/38	9,620,000	10,505,232
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,976,569
New Jersey State Turnpike Authority Turnpike Revenue,		
Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	55,181
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	22,194

Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	230,000	255,226
		54,494,141
New York 3.6%		
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	16,419,644
MTA Revenue,		
Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,547,400
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	20,568,400
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,130,480
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	14,590,000	15,091,313
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,304,705
New York State Dormitory Authority Revenues,		
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,537,244
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,013,440
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,144,350
		96,756,976
North Carolina 0.3%		
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,520,893
North Dakota 1.2%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	32,086,051
Ohio 2.6%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,052,700
Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31	13,780,000	13,762,637
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/31	4,085,000	4,190,025
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	5,000,000	5,008,000
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	14,955,150
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	12,736,179
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,120,720
Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23	3,860,000	3,937,200
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,080,320
		67,842,931
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	330,726
Oregon 0.5%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	4,993,628
Oregon Health and Science University Revenue,		
Refunding, Series B, NATL Insured, 5.25%, 7/01/15	400,000	401,080
Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,063,680
		13,458,388
Pennsylvania 4.0%		
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	3,540,000	3,832,864
6/01/26	5,930,000	6,369,413
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,036,930
6.125%, 11/15/39	3,000,000	3,098,700
6.25%, 11/15/44	2,500,000	2,582,425
Delaware River Port Authority Revenue, Series E, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,379,950
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,197,525
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	622,755
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,098,520
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,742,100
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,099,900
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,219,200
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,023,720

Philadelphia Water and Wastewater Revenue,		
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,090,400
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,187,600
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	45,000	49,940
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	15,546,450
		107,178,392
Rhode Island 1.4%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,787,024
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,732,120
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	7,832,934
9/15/35	4,500,000	4,586,130
9/15/40	10,270,000	10,407,618
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,058
		36,445,884
South Carolina 2.0%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	249,844
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,440,000	1,649,232
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,378,322
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	19,431,200
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,067,350
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,376,980
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,169,890
		54,322,818
South Dakota 0.3%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	5,000,000	5,001,350
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,920,000	2,087,155
		7,088,505
Tennessee 0.4%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,499,320
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,780,000	2,785,310
		11,284,630
Texas 4.9%		
Austin Water and Wastewater System Revenue, Refunding, AGMC Insured,		
5.125%, 5/15/27	1,325,000	1,330,618
5.25%, 5/15/31	70,000	70,304
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	7,255,000	7,965,990
Dallas-Fort Worth International Airport Revenue,		
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	1,535,000	1,538,669
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	7,325,000	7,340,529
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,052,585
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	19,483,373
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,000,420
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project, Refunding,		
Series A, NATL Insured, 5.25%, 11/01/29	3,185,000	3,066,773
Series B, NATL Insured, 5.15%, 11/01/29	2,750,000	2,749,917
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,446,400
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,122,800
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,491,301
Pflugerville GO, NATL RE, FGIC Insured, Pre-Refunded,		
5.25%, 8/01/27	3,320,000	3,428,664
5.20%, 8/01/32	3,000,000	3,097,200
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,018,597

San Antonio Airport System Revenue, Improvement, sub. lien, Passenger Facility Charge, Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,260,900
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,109,625
United ISD, GO, PSF Guarantee, Pre-Refunded, 5.125%, 8/15/26	3,000,000	3,102,480
		130,677,145
Utah 0.0%†		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	29,162
Virginia 0.7%		
Chesterfield County EDA Revenue, Bon Secours Health, Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,120,240
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%, 4/01/35	5,000,000	5,106,200
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,641,871
Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project, NATL Insured,		
5.00%, 10/01/18	1,000,000	1,002,460
5.25%, 10/01/28	1,420,000	1,420,170
		19,290,941
Washington 2.1%		
King County Sewer Revenue, Refunding,		
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,197,100
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,531,387
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	4,846,913
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,603,590
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,838,440
Series B, NATL Insured, 5.00%, 2/15/27	5,895,000	5,573,074
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,003,120
		55,593,624
West Virginia 0.5%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,592,783
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,131,650
		12,724,433
Wisconsin 1.8%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,751,110
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	22,243,200
Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC Insured, 5.75%, 11/15/25	20,950,000	20,982,053
		46,976,363
U.S. Territories 2.9%		
Puerto Rico 2.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	9,975,200
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,238,300
7/01/36	8,870,000	9,079,953
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,079,300
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	20,327,200
		54,699,953
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	23,178,020
Total U.S. Territories		77,877,973
Total Municipal Bonds before Short Term Investments (Cost $2,423,439,205)		2,473,497,038

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Short Term Investments 5.3%		
Municipal Bonds 5.3%		
Colorado 1.2%		
[a]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Refunding, Series D-1, Daily VRDN and Put, 0.11%, 7/01/36	15,995,000	15,995,000
Series A-10, Daily VRDN and Put, 0.15%, 9/01/37	14,875,000	14,875,000
		30,870,000
Florida 0.1%		
[a]Florida State Municipal Power Agency Revenue, All Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.14%, 10/01/35	2,000,000	2,000,000
Kentucky 0.1%		
[a]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.09%, 8/15/38	4,300,000	4,300,000
Maryland 0.1%		
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,		
Series A, Daily VRDN and Put, 0.19%, 7/01/38	1,500,000	1,500,000
Series B, Daily VRDN and Put, 0.19%, 7/01/38	2,200,000	2,200,000
		3,700,000
Massachusetts 0.7%		
[a]Massachusetts State Health and Educational Facilities Authority Revenue,		
Stonehill College, Series K, Daily VRDN and Put, 0.14%, 7/01/37	9,090,000	9,090,000
Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.11%, 8/15/34	8,900,000	8,900,000
		17,990,000
Missouri 1.8%		
[a]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.09%, 12/01/37	40,250,000	40,250,000
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Series B, Daily VRDN and Put, 0.11%, 10/01/24	7,000,000	7,000,000
		47,250,000
North Carolina 0.1%		
[a]North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital, Refunding, Daily VRDN and Put, 0.16%, 10/01/37	2,555,000	2,555,000
Pennsylvania 1.2%		
[a]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.06%, 11/15/32	20,200,000	20,200,000
Refunding, Series A, Daily VRDN and Put, 0.04%, 5/15/35	10,950,000	10,950,000
		31,150,000
Total Short Term Investments (Cost $139,815,000)		139,815,000
Total Investments (Cost $2,563,254,205) 98.6%		2,613,312,038
Other Assets, less Liabilities 1.4%		37,070,820
Net Assets 100.0%		$ 2,650,382,858

† Rounds to less than 0.1% of net assets.

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
RMR	-	Residential Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Kentucky Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.6%				
Kentucky 85.5%				
Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34	$	1,065,000	$	1,088,057
Boone County GO, Public Project, Pre-Refunded, 5.00%,				
4/01/20		1,310,000		1,330,239
4/01/21		1,000,000		1,015,450
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%, 1/01/28		3,000,000		3,017,520
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27		2,000,000		2,020,000
Bowling Green GO, Project, Series A, 5.00%, 6/01/38		5,000,000		5,257,000
Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32		1,500,000		1,564,995
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37		2,500,000		2,626,575
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26		2,845,000		3,031,774
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty, 5.50%, 2/01/36		3,000,000		3,105,720
Florence GO, Public Project, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/32		1,000,000		1,019,450
Glasgow Healthcare Revenue, T.J. Samson Community Hospital, 6.45%, 2/01/41		2,000,000		2,038,620
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24		285,000		285,294
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding, AMBAC Insured, 5.75%, 1/01/26		1,000,000		1,000,320
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27		2,440,000		2,542,797
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29		1,000,000		1,050,920
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,				
Series A, 6.00%, 6/01/30		255,000		256,275
Series C, 6.00%, 6/01/30		1,145,000		1,148,252
Series E, 5.70%, 6/01/22		75,000		76,012
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,				
Refunding, Series C, NATL Insured, 6.15%, 10/01/24		160,000		167,264
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24		245,000		272,217
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25		935,000		1,038,869
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22		2,000,000		1,869,820
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29		5,670,000		5,864,708
Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33		2,000,000		2,121,020
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments, GNMA Secured,				
5.00%, 4/20/40		2,280,000		2,269,580
5.25%, 4/20/45		1,850,000		1,871,127
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32		2,000,000		1,888,040
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,				
6/01/19		1,140,000		1,140,000
6/01/20		1,250,000		1,250,000
6/01/21		1,190,000		1,190,000
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,				
Series A, 5.00%, 2/01/26		1,005,000		1,023,713
Series I, 5.00%, 2/01/34		1,500,000		1,525,575
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,				
9/01/32		5,000,000		5,076,850
9/01/37		3,250,000		3,273,920
Kentucky State Property and Buildings Commission Revenues,				
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23		1,100,000		1,183,215
Project No. 90, Refunding, 5.50%, 11/01/28		5,000,000		5,473,700
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects, Refunding, Series A, 5.00%,				
7/01/28		1,000,000		1,082,480
7/01/29		1,000,000		1,091,350
7/01/30		2,500,000		2,762,025
Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28		1,730,000		1,745,172
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A, 5.00%, 7/01/27		2,000,000		2,136,220
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital, Refunding, Series A, 5.25%, 6/01/32		3,000,000		3,172,200

Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,566,575
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	2,000,000	2,067,520
Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters of Mercy, Cincinnati, 5.00%, 10/01/35	1,500,000	1,483,425
Louisville and Jefferson County Metropolitan Government Parking Authority Revenue, Series A, 5.375%, 12/01/39	1,995,000	2,135,907
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A, AMBAC Insured, 5.00%, 5/15/36	1,000,000	1,027,210
Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,790,823
Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29	3,290,000	3,311,615
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,031,140
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital,		
5.125%, 8/01/37	3,000,000	2,567,700
6.375%, 8/01/40	2,500,000	2,513,750
Northern Kentucky University COP, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/27	1,500,000	1,569,555
Northern Kentucky Water Service District Revenue, NATL Insured, 4.875%, 2/01/20	1,270,000	1,276,579
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, 5.00%, 5/01/24	5,680,000	5,864,146
Owen County Waterworks System Revenue, American Water Co. Project,		
Series A, 6.25%, 6/01/39	2,000,000	2,097,300
Series A, 5.375%, 6/01/40	2,000,000	1,987,000
Series B, 5.625%, 9/01/39	2,000,000	2,021,680
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,742,464
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	6,838,065
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,038,099
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,587,195
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,143,810
Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,		
AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,145,850
Refunding, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,659,925
Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	989,530
		151,421,198
U.S. Territories 11.1%		
Puerto Rico 11.1%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,560,000	1,470,050
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	3,096,313
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,571,750
Series K, 5.00%, 7/01/27	3,000,000	3,011,550
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/36	455,000	453,735
Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,898,900
Series D, Pre-Refunded, 5.25%, 7/01/36	995,000	1,022,263
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series C, 5.50%, 8/01/40	5,000,000	5,237,950
		19,762,511
Total Municipal Bonds before Short Term Investments (Cost $166,491,677)		171,183,709
Short Term Investments 1.9%		
Municipal Bonds 1.9%		
Kentucky 1.9%		
[a]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.09%, 8/15/38	2,300,000	2,300,000
[a]Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B, Daily VRDN and Put, 0.09%, 7/01/38	1,000,000	1,000,000
Total Short Term Investments (Cost $3,300,000)		3,300,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Total Investments (Cost $169,791,677) 98.5%		174,483,709
Other Assets, less Liabilities 1.5%		2,652,763
Net Assets 100.0%	$	177,136,472

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Louisiana Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.4%				
Louisiana 85.1%				
Alexandria Sales and Use Tax Revenue, 5.00%,				
8/01/26	$	1,710,000	$	1,884,967
8/01/27		1,790,000		1,960,820
8/01/28		1,875,000		2,041,106
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33		5,000,000		5,418,800
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNesse State University Student Housing, Cowboy Facilities Inc. Project,				
NATL Insured, 5.25%, 5/01/21		1,505,000		1,520,486
NATL Insured, 5.25%, 5/01/33		2,500,000		2,525,700
[a]Refunding, AGMC Insured, 5.00%, 5/01/29		2,050,000		2,094,977
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21		1,000,000		1,000,390
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%, 9/01/29		11,500,000		11,508,280
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,				
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28		760,000		768,687
Series A-2, GNMA Secured, 5.10%, 10/01/40		440,000		440,035
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25		3,325,000		3,576,636
East Baton Rouge Parish Sales Tax Revenue,				
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24		2,000,000		2,101,620
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28		1,000,000		1,101,070
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30		1,700,000		1,878,432
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,				
2/01/34		2,500,000		2,671,800
2/01/39		6,500,000		6,921,785
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19		5,000,000		5,376,050
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27		5,000,000		5,026,800
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A, 6.00%, 1/01/39		3,105,000		3,119,904
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29		3,060,000		3,124,994
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29		2,925,000		3,054,607
Kenner Consolidated Sewage District Revenue, AGMC Insured, 5.00%, 11/01/36		4,000,000		4,074,960
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27		5,000,000		5,213,450
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36		1,865,000		1,980,798
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32		5,000,000		5,149,100
Lafayette Public Trust Financing Authority Revenue,				
Ragin' Cajun Facilities Inc., Housing and Package Project, Assured Guaranty, 5.25%, 10/01/30		4,000,000		4,198,360
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29		750,000		811,703
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34		1,750,000		1,881,933
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38		1,335,000		1,430,252
Ragin' Cajun Facilities Inc. Project, NATL Insured, 5.00%, 10/01/22		1,500,000		1,553,400
Lafayette Utilities Revenue,				
5.00%, 11/01/33		5,000,000		5,233,900
NATL Insured, 5.00%, 11/01/28		5,000,000		5,223,650
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%, 4/01/29		2,200,000		2,297,372
Louisiana HFA, SFMR, Home Ownership Program,				
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32		1,070,000		1,071,947
Series A, GNMA Secured, 5.50%, 6/01/40		3,630,000		3,701,221
Series A-1, GNMA Secured, 5.45%, 12/01/20		285,000		288,580
Series B, GNMA Secured, 6.125%, 12/01/33		770,000		815,315
Louisiana Local Government Environmental Facilities and CDA Revenue,				
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29		1,000,000		1,034,380
Baton Rouge Community College, Refunding, AGMC Insured, 5.00%, 12/01/26		1,000,000		1,074,000
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27		5,000,000		5,478,000
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39		3,750,000		3,936,225
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37		5,370,000		5,528,200
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44		8,870,000		9,027,442
Independence Stadium Project, Refunding, 5.25%, 3/01/30		8,845,000		9,221,266
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31		2,000,000		2,141,480
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21		2,215,000		2,215,930
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27		3,000,000		3,126,660
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21		3,540,000		3,765,958
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39		2,000,000		2,116,940
NATL Insured, Pre-Refunded, 5.00%, 12/01/26		3,000,000		3,137,580

Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	1,960,820
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	1,920,920
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,948,260
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,720,175
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,040,710
Louisiana Public Facilities Authority Hospital Revenue,		
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	3,831,240
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,070,250
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	3,383,660
Louisiana Public Facilities Authority Revenue,		
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	4,818,450
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,439,250
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,445,050
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,588,833
Entergy LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,154,750
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	5,000,000	5,121,700
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,157,600
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,024,300
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,400,000	1,370,810
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,394,250
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	4,777,450
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,014,259
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,263,600
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27	3,000,000	3,082,680
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,088,350
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,785,200
Louisiana State Gasoline and Fuels Tax Revenue, Series A,		
AGMC Insured, 5.00%, 5/01/31	13,000,000	13,816,660
AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,531,500
NATL RE, FGIC Insured, 5.00%, 5/01/35	2,300,000	2,354,809
Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,		
7/15/24	3,475,000	3,854,262
7/15/25	1,765,000	1,935,834
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, Refunding, 5.00%, 10/01/20	5,000,000	5,036,000
Louisiana State University and Agricultural and Mechanical College Board Revenue,		
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,215,800
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,138,180
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	5,274,250
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,578,270
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,		
5.375%, 3/01/24	1,035,000	1,070,521
5.50%, 3/01/25	2,145,000	2,218,402
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,287,900
New Orleans GO,		
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,009,140
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,500,102
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,328,800
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,000,700
Radian Insured, 5.125%, 12/01/30	10,055,000	10,124,480
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,030,300
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	527,150
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	4,932,050
Shreveport GO, 5.00%,		
8/01/25	4,690,000	5,097,608
8/01/29	4,790,000	5,087,411
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,501,175
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,989,400
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	2,828,292
5.00%, 8/01/44	3,290,000	3,368,730
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,184,308

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,378,477
		363,451,026
U.S. Territories 11.3%		
Puerto Rico 10.5%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,193,550
Series A, 5.00%, 7/01/33	615,000	606,193
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	9,879,700
Puerto Rico Electric Power Authority Power Revenue,		
Series CCC, 5.25%, 7/01/27	5,000,000	5,195,600
Series WW, 5.25%, 7/01/33	6,450,000	6,524,756
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.50%, 8/01/42	6,000,000	6,267,900
Series B, 6.375%, 8/01/39	10,000,000	10,991,600
		44,659,299
U.S. Virgin Islands 0.8%		
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,547,110
Total U.S. Territories		48,206,409
Total Municipal Bonds before Short Term Investments (Cost $397,813,041)		411,657,435
Short Term Investments (Cost $3,300,000) 0.8%		
Municipal Bonds 0.8%		
Louisiana 0.8%		
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.11%, 9/01/17	3,300,000	3,300,000
Total Investments (Cost $401,113,041) 97.2%		414,957,435
Other Assets, less Liabilities 2.8%		11,926,334
Net Assets 100.0%		$ 426,883,769

[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

ACES	-	Adjustable Convertible Exempt Security
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MBS	-	Mortgage-Backed Security
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Maryland Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.7%				
Maryland 74.5%				
Annapolis GO, Refunding, 5.00%, 8/01/31	$	1,250,000	$	1,384,075
Anne Arundel County GO,				
Consolidated Water and Sewer, 5.00%, 4/01/41		12,620,000		13,705,825
Refunding, 4.625%, 3/01/32		2,000,000		2,028,160
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28		2,000,000		2,022,020
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39		15,095,000		13,278,015
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32		1,000,000		1,014,020
Baltimore Project Revenue,				
sub. bond, Water Projects, Series A, 5.375%, 7/01/34		750,000		799,118
sub. bond, Water Projects, Series A, 5.75%, 7/01/39		1,250,000		1,366,037
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37		5,000,000		5,257,600
Wastewater Projects, Series A, 5.00%, 7/01/41		14,435,000		15,360,428
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38		5,000,000		5,242,150
Wastewater Projects, Series C, 5.125%, 7/01/34		1,835,000		1,969,909
Wastewater Projects, Series C, 5.625%, 7/01/39		2,965,000		3,266,837
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31		2,855,000		3,019,591
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32		2,120,000		2,250,995
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42		11,740,000		11,817,601
Water Projects, Series A, 5.00%, 7/01/41		7,845,000		8,347,943
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32		5,000,000		5,308,950
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,				
5.375%, 1/01/16		2,000,000		1,954,620
5.50%, 1/01/19		1,000,000		952,580
5.625%, 1/01/25		2,000,000		1,765,280
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38		5,000,000		4,488,700
Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34		8,580,000		9,282,187
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30		3,935,000		4,208,994
Maryland State Community Development Administration Department of Housing and CDR,				
Housing, Refunding, Series A, 6.00%, 7/01/32		4,000,000		4,001,760
Residential, Series B, 4.75%, 9/01/39		5,335,000		5,310,192
Residential, Series C, 5.375%, 9/01/39		10,000,000		10,171,400
Residential, Series C, 5.65%, 9/01/48		2,150,000		2,214,070
Residential, Series D, 5.25%, 9/01/29		2,530,000		2,530,126
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22		10,000,000		11,825,000
Maryland State EDC Student Housing Revenue,				
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30		3,245,000		2,867,834
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35		3,675,000		3,164,689
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25		2,500,000		2,558,450
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28		2,000,000		2,024,020
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33		9,370,000		9,369,906
Maryland State Health and Higher Educational Facilities Authority Revenue,				
Anne Arundel Health System, Series A, 6.75%, 7/01/29		2,000,000		2,265,420
Anne Arundel Health System, Series A, 6.75%, 7/01/39		2,000,000		2,251,820
Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34		2,500,000		2,782,175
Anne Arundel Medical Center, AGMC Insured, 5.125%, 7/01/33		8,365,000		8,366,924
Carroll County General Hospital, 6.00%, 7/01/26		2,000,000		2,017,580
Carroll County General Hospital, 5.80%, 7/01/32		5,000,000		5,021,500
Carroll Hospital Center, 5.00%, 7/01/40		6,790,000		6,658,138
Edenwald, Series A, 5.40%, 1/01/31		1,000,000		924,860
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27		11,000,000		13,512,070
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37		9,395,000		9,534,140
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32		29,000,000		29,233,740
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38		5,805,000		5,995,578
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34		10,945,000		11,082,579
LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38		10,000,000		9,720,200
Loyola College, Series A, 5.00%, 10/01/40		10,050,000		10,202,860
Maryland Institute College of Art, 5.00%, 6/01/35		2,000,000		1,954,060
Maryland Institute College of Art, 5.00%, 6/01/36		5,000,000		4,882,650
Maryland Institute College of Art, 5.00%, 6/01/40		10,000,000		9,675,600
Mercy Medical Center, Refunding, 5.625%, 7/01/31		5,500,000		5,500,275
Mercy Medical Center, Series A, 5.00%, 7/01/37		10,000,000		9,291,600
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27		655,000		655,092

Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,861,400
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	5,979,032
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,624,735
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,500,275
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,578,294
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,029,562
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,843,000
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,530,450
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,511,300
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	16,972,254
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,140,241
Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27	8,000,000	8,092,720
Maryland State Transportation Authority Transportation Facility Projects Revenue, AGMC Insured, 5.00%,		
7/01/27	5,890,000	6,257,536
7/01/31	7,455,000	7,853,470
7/01/32	7,165,000	7,535,216
7/01/34	7,500,000	7,847,625
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	9,170,800
Montgomery County Revenue, Department of Liquor Control,		
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,803,734
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,454,851
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,660,486
Series A, 5.00%, 4/01/30	1,935,000	2,095,199
Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/32	6,450,000	6,544,170
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	2,060,000	2,235,677
Prince George's County GO, Consolidated Public Improvement, Pre-Refunded, 4.40%, 9/15/22	10,000,000	10,426,100
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,077,440
Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,		
4/01/27	425,000	443,135
4/01/32	1,500,000	1,564,005
		476,290,650
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,672,000
U.S. Territories 22.8%		
Puerto Rico 22.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,181,774
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.25%, 7/01/27	1,015,000	1,015,426
Refunding, AGMC Insured, 5.125%, 7/01/30	2,870,000	2,870,631
Refunding, Series A, FGIC Insured, 5.50%, 7/01/21	10,000,000	10,738,200
Refunding, Series A, FGIC Insured, 5.50%, 7/01/22	5,000,000	5,325,800
Series A, 5.00%, 7/01/27	6,250,000	6,216,313
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,118,350
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	4,892,850
Series D, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,139,900
Series G, 5.00%, 7/01/33	2,155,000	2,124,140
Series G, Pre-Refunded, 5.00%, 7/01/33	15,000	16,078
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,		
AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,877,900
FGIC Insured, 5.00%, 7/01/24	5,000,000	5,028,200
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	6,500,000	6,580,275
Series II, Pre-Refunded, 5.25%, 7/01/31	3,000,000	3,115,680
Series WW, 5.50%, 7/01/38	5,000,000	5,110,300
Series XX, 5.25%, 7/01/40	13,500,000	13,564,125
Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,446,648
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.25%, 7/01/36	520,000	518,554
Refunding, Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,528,324
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,831,500
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,038,050
Series D, Pre-Refunded, 5.25%, 7/01/36	1,480,000	1,520,552

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	11,425,000	12,127,752
Series A, 6.00%, 8/01/42	18,160,000	19,565,221
Series C, 5.25%, 8/01/41	1,300,000	1,315,236
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	4,000,000	3,943,040
		142,750,819
U.S. Virgin Islands 0.5%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,053,840
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	990,620
		3,044,460
Total U.S. Territories		145,795,279
Total Municipal Bonds before Short Term Investments (Cost $611,233,271)		624,757,929
Short Term Investments 0.5%		
Municipal Bonds 0.5%		
Maryland 0.5%		
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,		
Series A, Daily VRDN and Put, 0.19%, 7/01/38	425,000	425,000
Series B, Daily VRDN and Put, 0.19%, 7/01/38	2,400,000	2,400,000
[a]Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospitals, Refunding,		
Series A, Daily VRDN and Put, 0.19%, 1/01/43	300,000	300,000
Total Short Term Investments (Cost $3,125,000)		3,125,000
Total Investments (Cost $614,358,271) 98.2%		627,882,929
Other Assets, less Liabilities 1.8%		11,317,861
Net Assets 100.0%		$ 639,200,790

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

- **AGMC** - Assured Guaranty Municipal Corp.
- **AMBAC** - American Municipal Bond Assurance Corp.
- **CDR** - Community Development Revenue
- **COP** - Certificate of Participation
- **EDC** - Economic Development Corp.
- **EDR** - Economic Development Revenue
- **ETM** - Escrow to Maturity
- **FGIC** - Financial Guaranty Insurance Co.
- **FICO** - Financing Corp.
- **GO** - General Obligation
- **HFAR** - Housing Finance Authority Revenue
- **IDA** - Industrial Development Authority/Agency
- **MFR** - Multi-Family Revenue
- **NATL** - National Public Financial Guarantee Corp.
- **NATL RE** - National Public Financial Guarantee Corp. Reinsured
- **PBA** - Public Building Authority
- **PCR** - Pollution Control Revenue
- **PFAR** - Public Financing Authority Revenue
- **XLCA** - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Massachusetts Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.9%				
Massachusetts 96.1%				
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$	1,465,000	$	1,581,555
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27		3,970,000		4,047,217
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,				
2/01/21		3,000,000		3,022,620
2/01/22		2,940,000		2,962,168
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19		3,140,000		3,729,723
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26		9,805,000		9,850,887
Lowell GO, State Qualified, AMBAC Insured, Pre-Refunded, 5.00%,				
2/01/21		1,330,000		1,353,222
2/01/22		1,405,000		1,429,531
Martha's Vineyard Land Bank Revenue, AMBAC Insured,				
4.875%, 5/01/22		2,000,000		2,053,960
5.00%, 5/01/34		7,000,000		7,096,180
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15		2,000,000		2,273,640
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27		5,000,000		5,137,200
Massachusetts Educational Financing Authority Education Loan Revenue,				
Issue I, Refunding, Series A, 5.50%, 1/01/22		3,000,000		3,320,820
Series I, 6.00%, 1/01/28		10,905,000		11,703,900
Massachusetts State College Building Authority Project Revenue,				
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43		2,000,000		2,028,100
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39		5,000,000		6,005,900
Series A, Assured Guaranty, 5.00%, 5/01/33		10,000,000		10,711,500
Series B, 5.00%, 5/01/40		4,625,000		4,861,152
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35		10,000,000		10,563,600
Massachusetts State Development Finance Agency Revenue,				
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35		3,600,000		3,644,676
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39		18,630,000		18,828,782
Brandeis University, Series N, 5.00%, 10/01/39		5,000,000		5,039,900
Broad Institute, Series A, 5.375%, 4/01/41		15,000,000		15,459,000
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31		5,000,000		5,124,300
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37		5,035,000		5,120,444
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34		22,400,000		21,275,072
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42		4,000,000		4,054,920
Series P, NATL Insured, 4.75%, 7/01/42		11,000,000		11,215,270
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41		12,900,000		13,498,947
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33		12,200,000		12,331,638
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36		15,945,000		16,284,947
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37		12,850,000		13,092,736
Massachusetts State GO,				
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24		5,000,000		5,668,350
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37		10,000,000		10,615,500
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		6,205,000		6,476,717
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27		3,430,000		3,534,341
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27		965,000		994,355
NATL Insured, Pre-Refunded, 5.00%, 8/01/22		4,100,000		4,223,328
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		3,440,000		3,590,638
Massachusetts State Health and Educational Facilities Authority Revenue,				
Boston College, Series N, NATL Insured, 5.125%, 6/01/33		5,000,000		5,117,600
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23		1,000,000		999,970
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28		3,000,000		3,280,950
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35		3,150,000		3,187,800
Children's Hospital, Series M, 5.25%, 12/01/39		7,000,000		7,310,800
Clark Art Institute, 5.00%, 7/01/40		10,000,000		10,555,900
Emmanuel College, NATL Insured, 5.00%, 7/01/37		10,000,000		9,343,500
Harvard University, Series FF, 5.125%, 7/15/37		1,350,000		1,367,604
Harvard University, Series FF, Pre-Refunded, 5.125%, 7/15/37		300,000		308,925
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39		9,350,000		9,662,103
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22		390,000		398,135

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,446,543
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,386,920
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,560,285
University of Massachusetts, Series C, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 10/01/34	3,000,000	3,120,030
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	582,113
Massachusetts State HFA Housing Revenue,		
Series C, 5.125%, 12/01/39	1,700,000	1,698,725
Series C, 5.35%, 12/01/49	4,500,000	4,527,810
Series D, 5.05%, 6/01/40	4,815,000	4,883,903
Massachusetts State Port Authority Revenue,		
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,669,602
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,898,896
Series A, AMBAC Insured, 5.00%, 7/01/35	12,000,000	12,484,560
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,492,683
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	4,159,665
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,459,150
Massachusetts State School Building Authority Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41	10,000,000	10,590,300
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,466,100
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	18,432,393
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	18,523,076
Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,		
Series 6, 5.50%, 8/01/30	2,620,000	2,624,585
Series 7, 5.125%, 2/01/31	4,300,000	4,306,364
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,753
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	7,490,000	9,027,697
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,373,511
Series J, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	9,000,000	9,279,810
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,792,702
Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27	2,795,000	2,862,499
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,069,640
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,		
11/01/23	2,155,000	2,352,764
11/01/28	5,035,000	5,497,062
11/01/29	3,000,000	3,397,470
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,087,870
		506,645,504
U.S. Territories 0.8%		
Puerto Rico 0.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%, 7/01/28	4,000,000	4,082,920
Total Municipal Bonds before Short Term Investments (Cost $498,753,420)		510,728,424
Short Term Investments 1.9%		
Municipal Bonds 1.9%		
Massachusetts 1.9%		
[a]Massachusetts State Health and Educational Facilities Authority Revenue,		
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.12%, 12/01/37	3,500,000	3,500,000
Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.13%, 8/15/40	5,800,000	5,800,000
Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.11%, 8/15/34	700,000	700,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.07%, 7/01/39	175,000	175,000
Total Short Term Investments (Cost $10,175,000)		10,175,000
Total Investments (Cost $508,928,420) 98.8%		520,903,424
Other Assets, less Liabilities 1.2%		6,204,781
Net Assets 100.0%		$ 527,108,205

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Michigan Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 92.7%				
Michigan 83.8%				
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26	$	1,960,000	$	2,167,642
5/01/29		2,125,000		2,350,123
5/01/34		6,690,000		7,398,739
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32		7,300,000		5,252,204
Allendale Public School District GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27		6,450,000		6,578,678
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32		5,490,000		5,599,525
Series A, AGMC Insured, 5.00%, 5/01/37		11,810,000		12,112,808
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29		9,000,000		9,584,910
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,				
5/01/31		4,000,000		4,208,440
5/01/34		10,165,000		10,589,185
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31		6,000,000		6,212,940
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26		3,665,000		3,845,061
Carman-Ainsworth Community School District GO,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27		1,550,000		1,579,822
NATL RE, FGIC Insured, 5.00%, 5/01/27		1,400,000		1,418,676
Central Michigan University Revenue,				
General, AMBAC Insured, 5.00%, 10/01/34		8,905,000		8,975,171
Series A, AMBAC Insured, 5.05%, 10/01/32		10,000,000		10,099,800
Detroit City School District GO, School Building and Site Improvement,				
Series A, AGMC Insured, 6.00%, 5/01/29		10,000,000		11,076,600
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31		38,330,000		39,094,683
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23		2,650,000		2,822,224
Series B, FGIC Insured, 5.00%, 5/01/25		2,000,000		2,016,100
Detroit GO,				
Distribution State Aid, 5.00%, 11/01/30		5,000,000		5,129,850
Distribution State Aid, 5.25%, 11/01/35		5,000,000		5,095,900
Series A, Assured Guaranty, 5.00%, 4/01/28		5,000,000		4,403,100
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20		10,610,000		9,263,060
Detroit Sewage Disposal System Revenue,				
second lien, Series A, NATL Insured, 5.125%, 7/01/33		18,790,000		18,889,587
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32		5,960,000		5,991,946
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33		6,000,000		7,055,580
Detroit Water Supply System Revenue,				
FGIC Insured, ETM, 6.25%, 7/01/12		250,000		258,570
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33		20,000,000		19,765,200
second lien, Series B, NATL Insured, 5.00%, 7/01/34		8,875,000		8,686,584
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34		5,270,000		5,644,381
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35		17,500,000		17,840,025
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34		38,740,000		37,867,188
senior lien, Series A, NATL Insured, 5.00%, 7/01/27		4,930,000		4,930,739
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30		11,400,000		11,400,114
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27		5,500,000		5,502,145
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,				
6/01/28		6,730,000		7,188,044
6/01/33		14,700,000		15,700,482
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,				
5.00%, 5/01/26		2,700,000		2,795,742
5.00%, 5/01/29		820,000		845,051
Pre-Refunded, 5.00%, 5/01/29		1,930,000		2,132,013
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25		100,000		100,002
Fennville Public Schools GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30		1,115,000		1,233,123
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34		3,250,000		3,594,305
NATL RE, FGIC Insured, 5.00%, 5/01/30		2,085,000		2,149,677
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,				
10/01/26		1,500,000		1,501,635
10/01/31		3,255,000		3,257,246

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Fowlerville Community School District GO, NATL RE, FGIC Insured, 5.00%,		
5/01/30	1,990,000	2,050,337
5/01/34	8,145,000	8,310,995
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,720,305
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,037,480
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,427,650
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,		
5.00%, 10/01/28	3,590,000	3,628,126
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,503,966
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,049,940
Grand Rapids Water Supply Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,205,260
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,586,370
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,117,314
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,857,438
Hazel Park School District GO, AGMC Insured, 5.00%,		
5/01/27	9,000,000	9,064,350
5/01/32	12,475,000	12,537,375
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,268,936
Jackson Brownfield RDAR,		
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	2,887,426
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	5,972,952
NATL RE, FGIC Insured, 5.125%, 6/01/22	2,290,000	2,315,098
NATL RE, FGIC Insured, 5.125%, 6/01/24	1,215,000	1,226,725
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	10,544,300
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	6,620,000	6,727,575
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	2,270,000	2,339,871
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,260,200
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,301,070
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,083,600
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31	3,320,000	3,320,332
Lansing Board Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	10,835,200
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	4,400,000	4,540,844
5/01/37	4,325,000	4,446,446
Lenawee County Hospital Finance Authority Hospital Revenue,		
Lenawee Health Alliance, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19	2,115,000	2,119,167
Promedical Healthcare, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,498,950
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, Pre-Refunded, 5.00%, 10/01/24	11,355,000	11,802,501
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,506,000
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,534,149
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,126,600
Refunding, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,449,400
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,885,171
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,206,800
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,015,710
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	5,016,200
5/15/31	8,000,000	8,286,320
Michigan State HDA Rental Housing Revenue,		
Refunding, Series A, AMBAC Insured, 6.00%, 4/01/16	65,000	65,062
Series A, 5.25%, 10/01/46	10,155,000	9,978,811
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	9,850,800
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,373,180
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	5,968,460
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,012,120
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,753,535
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	300,933
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,627,975
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,079,554
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	996,140

Mid-Michigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,505,700
Mid-Michigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,315,700
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,505,850
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,067,616
St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,540,745
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,505,000	1,544,341
St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,291,801
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,858,750
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,702,400
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	10,000,000	11,596,500
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,807,600
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,400,017
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,278,694
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%, 10/01/34	3,675,000	3,725,201
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,876,920
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	713,331
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,764,850
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	558,500
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,042,527
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,		
6/01/23	1,620,000	1,659,722
6/01/27	2,635,000	2,699,610
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,713,995
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,176,950
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,		
Refunding, 8.25%, 9/01/39	10,000,000	11,832,500
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	12,749,872
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	17,386,688
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,078,950
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,474,621
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,621,555
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,812,803
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,344,106
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	3,019,216
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,880,261
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,		
5/01/29	2,900,000	2,863,373
5/01/34	3,945,000	3,713,547
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,621,547
Thornapple Kellogg School GO, School Building and Site,		
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,006,437
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,518,375
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,165,323
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	4,804,711
5/01/38	8,150,000	8,480,075
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,058,310
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,341,930
Building Improvement, Series A, 6.75%, 11/01/39	4,965,000	5,341,943
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,822,290
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,365,808
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE, FGIC Insured, 5.00%,		
12/01/27	9,910,000	10,105,029
12/01/28	10,170,000	10,311,668
Wayne State University Revenues, General,		
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,021,847
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	24,645,075
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	22,869,117
West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured, 5.00%, 5/01/32	6,025,000	6,057,535
Western Michigan University Revenues, General, AGMC Insured, 5.00%,		
11/15/28	5,500,000	5,752,340

11/15/32	6,410,000	6,583,775
Western Townships Utilities Authority GO, Sewer Disposal System, NATL RE, FGIC Insured, 4.75%, 1/01/23	8,500,000	8,632,175
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, 5.00%, 5/01/32	9,375,000	9,492,562
Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	5,872,653
Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/32	6,065,000	6,182,964
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,502,224
		1,179,506,164
U.S. Territories 8.9%		
Puerto Rico 8.9%		
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series D, AGMC Insured,		
5.00%, 7/01/32	10,900,000	10,906,867
Pre-Refunded, 5.00%, 7/01/32	8,055,000	8,273,613
Pre-Refunded, 5.00%, 7/01/32	1,045,000	1,073,058
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	16,039,940
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	9,000,000	9,253,530
Series A, 6.00%, 8/01/42	25,000,000	26,934,500
Series B, 6.375%, 8/01/39	10,000,000	10,991,600
Series C, 5.50%, 8/01/40	15,000,000	15,713,850
Series C, 5.25%, 8/01/41	25,445,000	25,743,215
Total U.S. Territories		124,930,173
Total Municipal Bonds before Short Term Investments (Cost $1,267,637,074)		1,304,436,337
Short Term Investments 6.4%		
Municipal Bonds 6.4%		
Michigan 6.4%		
[a]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.20%, 3/01/49	8,300,000	8,300,000
[a]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.11%, 11/01/36	10,000,000	10,000,000
[a]University of Michigan Revenues, Various, General, Series A, Daily VRDN and Put, 0.06%, 4/01/38	71,075,000	71,075,000
Total Short Term Investments (Cost $89,375,000)		89,375,000
Total Investments (Cost $1,357,012,074) 99.1%		1,393,811,337
Other Assets, less Liabilities 0.9%		13,144,591
Net Assets 100.0%		$ 1,406,955,928

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HDA - Housing Development Authority/Agency
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
RDA - Redevelopment Agency/Authority
RDAR - Redevelopment Agency Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Minnesota Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.5%				
Minnesota 96.0%				
[a]Alexandria ISD No. 206 GO, School Building, Series A, 5.00%, 2/01/37	$	11,700,000	$	12,350,052
Anoka County Housing and RDA, GO, Housing Development,				
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24		1,770,000		1,933,406
Refunding, AMBAC Insured, 4.875%, 2/01/24		425,000		447,049
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32		11,125,000		11,522,941
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20		5,870,000		7,110,272
Bemidji GO, Sales Tax, Refunding, 5.25%, 2/01/38		12,055,000		13,415,045
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23		2,500,000		2,669,600
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24		1,055,000		1,125,052
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,				
2/01/19		5,025,000		5,649,055
2/01/20		5,025,000		5,554,082
2/01/21		4,035,000		4,404,324
Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22		1,000,000		1,007,140
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24		2,015,000		2,210,072
Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24		1,235,000		1,279,596
Cass Lake ISD No. 115 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22		3,805,000		3,987,944
Centennial ISD No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21		1,000,000		1,007,140
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41		1,600,000		1,590,096
Chaska ISD No. 112 GO, School Building, Series A, NATL Insured, 4.50%, 2/01/28		15,000,000		15,795,450
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26		2,415,000		2,556,592
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33		1,500,000		1,516,860
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35		2,625,000		2,757,746
Duluth ISD No. 709 COP, Full Term Certificates, Series B,				
4.75%, 2/01/25		8,445,000		9,102,190
AGMC Insured, 5.00%, 2/01/28		18,890,000		20,519,451
Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21		3,075,000		3,096,956
Elk River ISD No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,				
2/01/23		5,000,000		5,333,250
2/01/24		6,265,000		6,642,466
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41		2,530,000		2,653,540
Farmington ISD No. 192 GO, School Building,				
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24		5,015,000		5,338,969
Series B, AGMC Insured, 5.00%, 2/01/23		3,000,000		3,273,810
Series B, AGMC Insured, 4.75%, 2/01/27		16,075,000		16,978,897
Fergus Falls ISD No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25		1,655,000		1,832,615
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27		2,040,000		2,113,705
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,				
12/01/27		2,475,000		2,610,036
12/01/28		2,590,000		2,701,603
12/01/30		2,535,000		2,611,963
Hennepin County Sales Tax Revenue,				
first lien, Ballpark Project, Series A, 4.75%, 12/15/37		25,000,000		26,090,500
second lien, Ballpark Project, Series B, 5.00%, 12/15/17		1,740,000		2,073,140
second lien, Ballpark Project, Series B, 5.00%, 12/15/21		5,000,000		5,752,750
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25		8,000,000		8,696,240
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22		3,880,000		3,908,440
Lake Superior ISD No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23		4,195,000		4,425,641
Lakeville ISD No. 194 GO,				
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16		5,405,000		6,220,831
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17		5,750,000		6,698,175
School Building, Refunding, Series D, 4.25%, 2/01/24		7,000,000		7,471,450
Series A, FGIC Insured, 5.00%, 2/01/23		10,180,000		10,669,454
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26		5,000,000		5,264,600
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34		1,000,000		1,046,580
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,				
5.00%, 1/01/35		13,795,000		14,304,311
AMBAC Insured, 5.00%, 1/01/20		5,400,000		5,998,482
BHAC Insured, 5.00%, 1/01/23		14,800,000		16,023,368

BHAC Insured, 5.00%, 1/01/26	10,000,000	10,591,200
Minneapolis GO, Various Purpose,		
Pre-Refunded, 5.125%, 12/01/28	3,000,000	3,000,000
Refunding, 4.00%, 12/01/25	4,500,000	4,719,825
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	39,001,550
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,649,046
Minneapolis Special School District No. 001 COP, Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	1,964,547
Minnesota Agricultural and Economic Development Board Revenue,		
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,575,000	4,578,706
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,145,456
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,259
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,150,020
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,235,081
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,926,685
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	21,023,680
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,350,970
4.50%, 6/01/23	1,000,000	1,100,640
4.50%, 6/01/24	3,745,000	4,103,471
5.00%, 6/01/24	5,000,000	5,566,950
Minnesota State Colleges and University Revenue, Fund, Series A,		
4.50%, 10/01/26	5,770,000	6,161,610
5.00%, 10/01/28	2,135,000	2,376,618
4.625%, 10/01/29	6,615,000	7,022,352
NATL Insured, 5.00%, 10/01/22	1,745,000	1,928,522
NATL Insured, 5.00%, 10/01/23	1,825,000	2,006,369
NATL Insured, 5.00%, 10/01/24	1,900,000	2,082,970
NATL Insured, 5.00%, 10/01/25	1,155,000	1,255,196
NATL Insured, 5.00%, 10/01/26	1,715,000	1,841,138
NATL Insured, 5.00%, 10/01/32	5,540,000	5,734,232
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,389,790
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,140,680
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,115,300
NATL Insured, 5.00%, 6/01/26	10,000,000	10,930,800
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,107,060
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,872,275
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,393,100
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,022,982
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,713,551
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,410,921
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	520,000	520,442
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	145,000	145,074
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	170,000	170,126
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,440,000	11,620,409
Residential Housing Finance, Series E, 5.10%, 1/01/40	10,955,000	11,078,025
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series D, 5.00%, 3/01/40	4,000,000	4,249,000
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,338,300
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,600,508
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,587,113
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,625,895
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,362,275
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,471,200
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,799,454
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,676,285
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	12,738,360
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,373,350
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,750,718
5.95%, 10/20/29	5,955,000	5,959,049
Mounds View ISD No. 621 GO,		
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,835,345

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Alternate Facility, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,919,536
School Building, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,148,520
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,384,611
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,602,525
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,377,854
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,683,327
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,141,320
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,982,864
Osseo ISD No. 279 GO, Series A, AGMC Insured, 5.00%, 2/01/20	3,000,000	3,021,420
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,293,996
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,695,964
Plymouth Health Facilities Revenue, Westhealth Project, Series A, AGMC Insured,		
6.25%, 6/01/16	1,600,000	1,606,240
6.125%, 6/01/24	1,815,000	1,821,588
Prior Lake ISD No. 719 GO, Series C, NATL Insured, 5.00%,		
2/01/21	2,000,000	2,056,800
2/01/23	6,025,000	6,196,110
Robbinsdale ISD No. 281 GO,		
Refunding, Series A, NATL Insured, 4.50%, 2/01/22	3,000,000	3,120,300
School Building, Refunding, Series A, 4.00%, 2/01/22	2,020,000	2,301,386
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Series D, 5.00%, 11/15/38	10,000,000	10,549,000
Series E, 5.00%, 11/15/38	20,000,000	21,098,000
Rush City ISD No. 139 GO, School Building, NATL Insured,		
5.00%, 2/01/21	1,680,000	1,727,712
5.125%, 2/01/26	4,245,000	4,369,039
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,390,344
4.50%, 2/01/25	2,175,000	2,278,943
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,163,255
South Washington County ISD No. 833 GO, Series B, AGMC Insured, 5.00%, 2/01/23	4,000,000	4,028,560
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	4,709,929
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	10,648,635
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,574,360
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	2,662,000
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,301,056
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	13,411,055
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,139,560
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,324,937
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,143,830
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,164,140
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,075,910
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,275,637
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,067,520
Assured Guaranty, 5.50%, 5/01/39	27,200,000	28,913,328
Series A, 5.125%, 5/01/30	19,000,000	19,567,910
St. Michael ISD No. 885 GO,		
AGMC Insured, 5.00%, 2/01/23	3,300,000	3,323,562
Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,353,682
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,918,054
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,198,300
St. Paul Housing and RDA Health Care Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,234,400
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,321,950
St. Paul ISD No. 625 GO, School Building, Series A, AGMC Insured, 5.00%,		
2/01/24	1,615,000	1,767,359
2/01/25	1,675,000	1,818,832
2/01/26	1,745,000	1,885,368
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,692,230
University of Minnesota Revenue,		
Series A, 5.25%, 4/01/29	1,000,000	1,121,040

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Series A, 5.125%, 4/01/34	1,000,000	1,091,960
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,314,550
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,		
2/01/22	1,140,000	1,194,811
2/01/28	2,400,000	2,515,392
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,858,567
Watertown ISD No. 111 GO, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,926,923
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,788,365
Western Minnesota Municipal Power Agency Revenue,		
NATL Insured, 5.00%, 1/01/26	8,565,000	8,705,123
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,264,420
Series A, NATL Insured, 5.00%, 1/01/30	7,200,000	7,285,176
Willmar GO, Rice Memorial Hospital Project, AGMC Insured, 5.00%,		
2/01/22	2,550,000	2,615,025
2/01/25	3,000,000	3,056,190
2/01/32	5,415,000	5,472,237
		965,884,944
U.S. Territories 3.5%		
Puerto Rico 3.3%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured,		
5.00%, 7/01/23	955,000	955,478
5.125%, 7/01/30	420,000	420,092
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%, 7/01/21	10,000,000	11,826,900
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,103,000
Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,249,100
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,		
5.75%, 8/01/12	5,000,000	5,017,700
5.00%, 8/01/30	1,000,000	1,009,240
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%, 7/01/25	2,500,000	2,578,375
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%,		
8/01/27	375,000	471,536
8/01/27	625,000	794,681
		33,426,102
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,		
10/01/20	1,160,000	1,211,504
10/01/21	1,000,000	1,039,490
		2,250,994
Total U.S. Territories		35,677,096
Total Municipal Bonds before Short Term Investments (Cost $949,387,888)		1,001,562,040
Short Term Investments 0.7%		
Municipal Bonds 0.7%		
Minnesota 0.7%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.12%, 11/15/35	4,200,000	4,200,000
Series B-2, Daily VRDN and Put, 0.09%, 11/15/35	2,650,000	2,650,000
Total Short Term Investments (Cost $6,850,000)		6,850,000
Total Investments (Cost $956,237,888) 100.2%		1,008,412,040
Other Assets, less Liabilities (0.2)%		(2,166,270)
Net Assets 100.0%		$ 1,006,245,770

[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Missouri Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.7%				
Missouri 77.5%				
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%,				
10/01/35	$	5,000,000	$	5,291,400
10/01/39		30,300,000		31,797,123
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross County Project, Series B, AGMC Insured, 5.00%, 10/01/32		7,300,000		7,407,383
Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%, 10/20/22		1,515,000		1,518,333
Cape Girardeau County IDA Health Care Facilities Revenue,				
Southeast Missouri Hospital Assn., 5.00%, 6/01/36		7,500,000		6,604,875
St. Francis Medical Center, Series A, 5.50%, 6/01/27		6,350,000		6,448,679
St. Francis Medical Center, Series A, 5.50%, 6/01/32		5,000,000		5,054,700
St. Francis Medical Center, Series A, 5.75%, 6/01/39		3,150,000		3,284,064
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28		6,875,000		6,876,994
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,				
5.625%, 3/01/34		1,000,000		1,067,250
6.00%, 3/01/39		1,000,000		1,072,860
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, 5.75%, 10/01/33		10,290,000		11,533,958
Curators of the University of Missouri System Facilities Revenue,				
Refunding, 5.00%, 11/01/27		1,065,000		1,201,522
Series A, 5.00%, 11/01/33		5,000,000		5,330,900
Series A, 5.00%, 11/01/35		20,000,000		21,171,400
System Facilities, Refunding, Series A, 5.00%, 11/01/25		5,750,000		6,328,853
System Facilities, Refunding, Series A, 5.00%, 11/01/26		3,625,000		3,975,719
Florissant COP, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/22		1,285,000		1,324,951
Grandview COP, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23		2,410,000		2,529,560
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22		1,000,000		1,010,190
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,				
3/01/27		3,300,000		3,683,988
3/01/28		3,000,000		3,319,500
3/01/29		3,000,000		3,294,720
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29		4,000,000		4,314,200
Jackson County Reorganized School District No. 7 Lee's Summit GO, Missouri Direct Deposit Program, Refunding and Improvement, AGMC Insured, 5.00%, 3/01/21		5,700,000		5,763,213
Jackson County Special Obligation Revenue,				
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28		2,400,000		2,475,432
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29		26,925,000		27,544,544
NATL Insured, 5.00%, 12/01/27		3,105,000		3,148,066
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25		1,050,000		1,114,638
Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,				
5.50%, 2/15/29		2,000,000		2,000,720
5.75%, 2/15/35		2,500,000		2,501,975
Kansas City IDAR,				
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29		5,000,000		5,378,150
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30		12,000,000		12,819,720
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32		3,000,000		3,067,110
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24		4,470,000		4,715,671
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32		8,250,000		8,106,945
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32		15,000,000		15,287,250
Kansas City Sanitation Sewer System Revenue,				
Refunding, 5.00%, 1/01/37		23,500,000		25,161,685
Series A, 5.25%, 1/01/34		9,500,000		10,316,335
Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38		10,000,000		10,098,700
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31		6,445,000		6,878,104
Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town Center Project, NATL Insured, 5.00%, 7/01/27		1,730,000		1,670,038
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32		12,725,000		13,831,820
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/14		410,000		400,931
Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22		1,500,000		1,570,575
Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22		1,995,000		2,013,913

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,382,474
Metropolitan St. Louis Sewer District Wastewater System Revenue,		
Series A, 5.75%, 5/01/38	2,000,000	2,206,340
Series A, NATL Insured, 5.00%, 5/01/34	24,730,000	25,422,440
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,891,099
Missouri Development Finance Board Cultural Facilities Revenue,		
Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30	9,500,000	9,500,000
Series B, 5.00%, 6/01/37	28,435,000	29,780,829
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	16,890,930
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,309,861
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	35,058,571
ᵃSeries A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	34,818,791
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,328
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	9,370,000	9,713,785
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,284,280
Missouri State Environmental Improvement and Energy Resources Authority PCR, St. Joseph Light and Power Co. Project, Refunding, AMBAC Insured, 5.85%, 2/01/13	2,100,000	2,139,375
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund,		
Series A, 6.55%, 7/01/14	420,000	421,785
Series A, 5.75%, 1/01/16	105,000	105,365
Series B, 5.80%, 1/01/15	85,000	85,309
Series B, 7.20%, 7/01/16	545,000	547,420
Series B, AGMC Insured, 6.05%, 7/01/16	335,000	336,236
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs,		
Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,409,820
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,198,162
Refunding, Series B, 5.50%, 7/01/21	60,000	60,163
Series A, 5.75%, 1/01/29	2,500,000	2,949,075
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
A.T. Still University Health Sciences, 5.00%, 10/01/26	3,095,000	3,274,541
A.T. Still University Health Sciences, 5.25%, 10/01/31	1,200,000	1,225,776
A.T. Still University Health Sciences, 5.25%, 10/01/41	4,500,000	4,527,090
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,330,837
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	10,873,500
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,204,540
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,		
CoxHealth, 5.50%, 11/15/39	14,325,000	14,808,325
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,702,700
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21	4,585,000	4,638,553
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28	4,900,000	4,753,784
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,086,000
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,267,900
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,780,195
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	16,888,378
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,189,980
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,526,175
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,457,000
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,032,332
Missouri State Health and Educational Facilities Authority Revenue,		
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	9,918,950
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,433,701
Lutheran Senior Services, 5.75%, 2/01/31	1,900,000	1,899,829
Lutheran Senior Services, 6.00%, 2/01/41	4,250,000	4,270,400
Senior Living Facilities, Lutheran Senior, 5.375%, 2/01/35	2,520,000	2,359,930
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	8,444,552
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,405,440
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,610,063
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,461,810
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,364,900
Missouri State Highways and Transit Commission State Road Revenue,		
5.00%, 5/01/20	6,875,000	8,209,644
5.00%, 5/01/21	5,000,000	5,906,850

first lien, Series B, 5.00%, 5/01/24	6,005,000	6,672,516
Series A, 5.00%, 5/01/24	1,150,000	1,320,614
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,		
Series A-1, GNMA Secured, 4.75%, 9/01/32	880,000	877,325
Series C, GNMA Secured, 5.00%, 3/01/32	1,030,000	1,069,202
Series D, GNMA Secured, 4.70%, 3/01/35	3,535,000	3,529,804
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,925,798
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,		
5.00%, 11/15/20	1,000,000	1,030,410
5.00%, 11/15/21	1,000,000	1,029,840
5.00%, 11/15/22	1,000,000	1,028,890
5.00%, 11/15/28	1,965,000	2,000,999
5.125%, 11/15/33	2,755,000	2,792,275
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%, 3/01/27	6,690,000	7,239,450
Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39	1,600,000	1,603,312
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	4,699,650
Springfield Public Building Corp. Leasehold Revenue,		
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,735,044
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,127,050
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,094,560
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, AGMC Insured, 5.00%, 3/01/26	5,000,000	5,457,500
St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A, NATL Insured, 5.25%, 12/01/28	1,000,000	1,000,000
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,760,350
St. Louis Airport Revenue, Lambert,		
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,469,643
St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	13,890,796
St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,360,511
St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,210,580
St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,421,550
St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,095,318
St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31	3,310,000	3,320,956
St. Louis Municipal Finance Corp. Leasehold Revenue,		
Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27	4,750,000	4,794,508
Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	24,158,947
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,		
2/15/32	8,075,000	8,118,443
2/15/37	7,800,000	7,635,342
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,		
5.30%, 5/15/18	2,690,000	2,614,223
5.40%, 5/15/28	1,500,000	1,291,290
Taney County Reorganized School District GO, No. R-V Hollister, AGMC Insured, Pre-Refunded, 5.00%, 3/01/20	1,300,000	1,363,687
West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,		
5.50%, 11/15/12	245,000	245,708
5.60%, 11/15/17	1,700,000	1,687,165
5.65%, 11/15/22	1,500,000	1,410,120
		901,960,146
U.S. Territories 21.2%		
Puerto Rico 20.8%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 6.50%, 7/01/40	7,000,000	7,640,430
Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,466,950
Refunding, Series C, AGMC Insured, 5.375%, 7/01/28	3,245,000	3,343,486
Series A, 5.375%, 7/01/28	1,975,000	1,979,128
Series A, 5.125%, 7/01/31	5,000,000	4,954,100
Series A, 6.00%, 7/01/38	6,250,000	6,493,375
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	9,500,000	11,382,330
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.50%, 7/01/26	7,410,000	8,187,087
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	4,970,000	4,863,493
Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,571,750
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	5,174,200

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Refunding, Series CCC, 5.00%, 7/01/28	4,000,000	4,049,920
Series CCC, 5.25%, 7/01/28	8,000,000	8,278,720
Series II, Pre-Refunded, 5.25%, 7/01/31	10,000,000	10,385,600
Series TT, 5.00%, 7/01/32	5,000,000	4,987,050
Series WW, 5.50%, 7/01/38	19,320,000	19,746,199
Series XX, 5.75%, 7/01/36	6,000,000	6,297,600
Series XX, 5.25%, 7/01/40	33,750,000	33,910,312
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	2,500,000	2,500,950
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,150,000	2,153,075
Series D, Pre-Refunded, 5.375%, 7/01/33	5,885,000	6,050,427
Series I, 5.00%, 7/01/36	14,450,000	13,915,350
Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	11,165,100
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Refunding, Series C, 5.375%, 8/01/36	6,900,000	7,118,661
Series A, 5.50%, 8/01/37	3,000,000	3,133,950
Series A, 5.375%, 8/01/39	2,000,000	2,056,340
Series B, 6.375%, 8/01/39	10,000,000	10,991,600
Series C, 5.50%, 8/01/40	15,000,000	15,713,850
Series C, 5.25%, 8/01/41	7,500,000	7,587,900
		242,098,933
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	2,500,000	2,476,550
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	2,500,000	2,306,075
		4,782,625
Total U.S. Territories		246,881,558
Total Municipal Bonds before Short Term Investments (Cost $1,114,642,740)		1,148,841,704
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Missouri 0.6%		
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.09%, 12/01/37	1,800,000	1,800,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Daily VRDN and Put, 0.09%, 7/01/32	100,000	100,000
St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	2,200,000	2,200,000
St. Louis University, Series A, Daily VRDN and Put, 0.09%, 10/01/16	400,000	400,000
St. Louis University, Series B, Daily VRDN and Put, 0.11%, 10/01/24	1,000,000	1,000,000
The Washington University, Series B, Daily VRDN and Put, 0.06%, 2/15/33	300,000	300,000
[b]Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM Health Care, Series C, Daily VRDN and Put, 0.16%, 6/01/45	1,370,000	1,370,000
Total Short Term Investments (Cost $7,170,000)		7,170,000
Total Investments (Cost $1,121,812,740) 99.3%		1,156,011,704
Other Assets, less Liabilities 0.7%		8,490,687
Net Assets 100.0%		$ 1,164,502,391

[a] A portion or all of the security purchased on a delayed delivery basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin New Jersey Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.0%				
Delaware 0.7%				
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$	10,000,000	$	10,128,800
New Jersey 69.5%				
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16		8,255,000		9,538,818
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32		3,400,000		3,566,090
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31		3,000,000		3,112,800
Berhards Township School District GO, NATL Insured,				
5.00%, 7/15/30		1,680,000		1,760,657
Pre-Refunded, 5.00%, 7/15/30		8,358,000		9,556,788
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21		5,400,000		6,800,868
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30		3,027,000		3,441,881
Essex County Improvement Authority Lease Revenue,				
6.00%, 11/01/25		5,000,000		5,366,700
6.25%, 11/01/30		1,690,000		1,810,142
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19		1,150,000		1,151,553
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23		4,315,000		4,349,347
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32		3,895,000		4,041,997
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34		2,000,000		2,117,140
Middlesex County COP, NATL Insured,				
5.00%, 8/01/31		3,250,000		3,252,698
zero cpn., 6/15/24		1,000,000		576,860
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33		3,000,000		3,264,120
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,				
5.25%, 7/01/21		750,000		750,975
5.35%, 7/01/34		1,575,000		1,575,536
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,				
8/01/30		1,815,000		1,930,525
8/01/33		2,630,000		2,771,336
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29		7,875,000		8,762,591
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32		5,000,000		5,003,800
New Jersey EDA Revenue,				
Cigarette Tax, 5.50%, 6/15/24		5,000,000		5,000,650
Cigarette Tax, 5.75%, 6/15/34		5,000,000		4,810,750
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42		17,950,000		18,328,386
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27		5,000,000		5,217,900
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29		12,500,000		12,994,500
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,276,300
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28		16,240,000		16,492,370
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21		10,000,000		11,570,000
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27		8,660,000		9,754,104
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25		16,500,000		16,557,750
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30		3,500,000		3,595,480
School Facilities Construction, Series O, 5.125%, 3/01/28		5,000,000		5,195,200
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37		5,000,000		5,076,850
School Facilities Construction, Series Y, 5.00%, 9/01/33		6,000,000		6,088,680
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34		3,000,000		3,153,180
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20		4,605,000		4,621,348
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,				
Series A, 5.70%, 10/01/39		10,000,000		10,278,400
Series B, 5.00%, 10/01/39		8,750,000		8,897,263
New Jersey Health Care Facilities Financing Authority Revenue,				
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25		2,170,000		2,237,552
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25		2,830,000		2,866,818
Atlantic Health System Hospital Corp., 6.00%, 7/01/41		10,600,000		11,473,546

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,184,000
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	4,763,090
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	19,405,608
Barnabas Health, Refunding, Series A, 5.625%, 7/01/32	5,500,000	5,521,945
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,725,286
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,318,963
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,167,650
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,125,050
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,390,450
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	1,955,760
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	4,050,000	4,057,533
Meridian Health System Obligated Group Issue, AGMC Insured, 5.25%, 7/01/29	20,000,000	20,001,400
Meridian Health System Obligated Group Issue, Refunding, AGMC Insured, 5.375%, 7/01/24	6,500,000	6,503,640
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,980,000	10,164,231
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,940,000	14,197,332
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	9,821,460
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	9,846,600
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	26,415,008
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,321,400
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	19,211,196
Southern Ocean County Hospital, AGMC Insured, 5.00%, 7/01/27	2,000,000	2,000,580
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	6,788,600
St. Mary's Hospital, ETM, 5.875%, 7/01/12	545,000	562,358
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,022,590
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,391,466
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,478,400
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	10,612,700
5.25%, 10/01/38	15,000,000	15,458,100
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,048,730
New Jersey State Educational Facilities Authority Revenue,		
5.00%, 7/01/39	15,000,000	16,508,550
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,280,124
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,436,480
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	6,959,810
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,136,040
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,022,390
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,685,800
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,776,975
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,162,900
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,375,400
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,058,080
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,289,300
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,392,350
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,112,410
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,898,395
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,337,773
Refunding, Series D, 5.00%, 7/01/33	1,000,000	966,660
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,287,150
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,441,716
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,855,930
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,593,450
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,674,048
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	590,708
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	865,164
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	511,372
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	710,831
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,598,395
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,189,477
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,356,089
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,082,820
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,211,150
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,215,200

Series 2, 5.00%, 12/01/26	4,125,000	4,266,818
Series 2, 5.00%, 12/01/27	3,000,000	3,078,630
Series 2, 5.00%, 12/01/28	2,955,000	3,008,515
Series 2, 5.00%, 12/01/30	1,500,000	1,518,405
Series 2, 5.00%, 12/01/36	1,000,000	973,560
Series A, 5.625%, 6/01/30	14,500,000	15,344,915
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,459,100
New Jersey State Housing and Mortgage Finance Agency MFHR,		
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,001,480
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	970,931
Series D, AGMC Insured, 5.50%, 5/01/22	630,000	630,334
Series E1, AGMC Insured, 5.70%, 5/01/20	2,405,000	2,407,718
Series E1, AGMC Insured, 5.75%, 5/01/25	1,090,000	1,091,003
Series I, 5.75%, 11/01/38	2,680,000	2,746,973
New Jersey State Housing and Mortgage Finance Agency Revenue,		
Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31	45,000	45,029
Series AA, 6.50%, 10/01/38	5,555,000	5,835,194
New Jersey State Transportation Trust Fund Authority Revenue,		
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	1,780,600
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	2,631,200
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	5,715,450
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,592,442
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,272,850
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,415,800
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,250,700
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,528,196
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	2,932,400
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	6,481,350
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,157,250
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	14,008,410
Series E, 5.25%, 1/01/40	25,000,000	26,093,250
Series H, 5.00%, 1/01/36	14,000,000	14,428,120
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,		
5.00%, 1/01/26	3,245,000	3,541,398
5.50%, 1/01/27	3,240,000	3,569,281
5.50%, 1/01/28	2,000,000	2,203,260
5.00%, 1/01/34	15,000,000	16,370,100
North Hudson Sewer Authority Sewer Revenue, Series C, NATL Insured, 5.00%,		
8/01/22	1,000,000	1,001,670
8/01/31	1,000,000	1,000,600
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,342,720
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	21,047,600
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,247,450
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29	12,000,000	12,004,560
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,		
12/01/35	2,815,000	864,965
12/01/36	2,810,000	834,120
12/01/37	2,815,000	789,917
12/01/38	2,810,000	744,650
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	13,365,040
Union County Utilities Authority Solid Waste Revenue, Ogden Martin, Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23	1,980,000	1,964,912
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,004,560
NATL Insured, 5.00%, 6/15/36	12,500,000	12,514,500
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,736,618
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,518,200
12/01/31	28,395,000	28,443,555
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,381,018
		1,015,191,629
New York 6.8%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,265,065

One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,493,800
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,208,150
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,357,400
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,573,000
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	15,829,050
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,668,300
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,437,143
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,004,000
		99,835,908
Pennsylvania 1.3%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,134,250
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,185,080
		19,319,330
U.S. Territories 19.7%		
Puerto Rico 19.4%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,216,153
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	8,350,000	8,351,837
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,069,000
Series A, 5.00%, 7/01/29	10,000,000	10,016,300
Series B, 5.00%, 7/01/35	1,825,000	1,766,034
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,733,419
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,160,950
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	10,037,100
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
5.00%, 7/01/46	14,200,000	13,385,914
Series B, 5.00%, 7/01/37	8,000,000	7,687,360
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	34,371,300
Series TT, 5.00%, 7/01/32	17,000,000	16,955,970
Series TT, 5.00%, 7/01/37	17,925,000	17,695,023
Series WW, 5.50%, 7/01/38	16,620,000	16,986,637
Series XX, 5.25%, 7/01/40	17,000,000	17,080,750
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	942,070
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series D, 5.375%, 7/01/33	6,830,000	6,839,767
Series N, 5.00%, 7/01/32	20,000,000	19,326,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.75%, 8/01/37	10,000,000	10,615,100
Series A, 5.50%, 8/01/42	17,000,000	17,759,050
Series A, 6.00%, 8/01/42	32,000,000	34,476,160
Series C, 5.50%, 8/01/40	20,000,000	20,951,800
		283,423,694
U.S. Virgin Islands 0.3%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,819,500
Total U.S. Territories		288,243,194
Total Municipal Bonds before Short Term Investments (Cost $1,385,146,666)		1,432,718,861
Short Term Investments (Cost $4,100,000) 0.3%		
Municipal Bonds 0.3%		
New Jersey 0.3%		
[e]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.08%, 7/01/31	4,100,000	4,100,000

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Total Investments (Cost $1,389,246,666) 98.3%		1,436,818,861
Other Assets, less Liabilities 1.7%		24,644,815
Net Assets 100.0%	$	1,461,463,676

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin North Carolina Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.5%				
North Carolina 80.3%				
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38	$	7,600,000	$	6,131,300
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32		2,110,000		2,245,399
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, 5.00%,				
4/01/27		1,500,000		1,546,980
4/01/28		1,750,000		1,801,275
Buncombe County COP, NATL Insured, 5.00%, 4/01/22		1,000,000		1,101,790
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,				
8/01/35		21,000,000		22,190,280
8/01/36		8,000,000		8,575,520
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33		5,405,000		5,785,350
Charlotte Airport Revenue,				
Charlotte Douglas Airport, Series A, 5.00%, 7/01/41		8,325,000		8,652,172
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32		20,680,000		21,410,624
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36		13,085,000		13,416,836
Refunding, Series A, 5.50%, 7/01/34		3,765,000		4,069,137
Series A, 5.00%, 7/01/39		3,000,000		3,103,440
Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		5,111,100
Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,153,800
Charlotte COP,				
Governmental Facilities Projects, Series G, 5.00%, 6/01/28		3,000,000		3,049,440
Refunding, 5.00%, 6/01/33		2,500,000		2,602,475
Refunding, Series C, 5.00%, 6/01/39		6,000,000		6,192,780
Transit Projects, Phase II, Series E, 5.00%, 6/01/35		6,000,000		6,193,560
Charlotte GO, Series C, 5.00%, 7/01/27		2,010,000		2,036,733
Charlotte Storm Water Fee Revenue,				
5.00%, 6/01/35		10,000,000		10,469,900
Refunding, 5.00%, 6/01/25		1,000,000		1,024,320
Charlotte Water and Sewer System Revenue,				
5.00%, 7/01/38		6,775,000		7,243,694
Refunding, Series B, 5.00%, 7/01/38		10,000,000		10,832,600
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,				
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31		3,865,000		3,867,319
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34		4,000,000		4,153,520
Carolinas HealthCare System, Series A, 5.25%, 1/15/42		10,000,000		10,328,400
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23		7,780,000		8,370,580
Refunding, 5.00%, 1/15/39		15,000,000		15,148,650
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34		5,000,000		5,139,400
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34		2,500,000		2,550,000
Dare County COP,				
AMBAC Insured, 5.125%, 6/01/21		650,000		664,560
AMBAC Insured, 5.00%, 6/01/23		3,000,000		3,082,020
AMBAC Insured, 5.00%, 6/01/29		5,295,000		5,397,829
NATL RE, FGIC Insured, 5.00%, 6/01/23		2,000,000		2,108,480
Dare County Utility System Revenue, 5.00%, 2/01/41		5,000,000		5,305,050
Durham County COP, Series A, 5.00%, 6/01/31		4,000,000		4,280,680
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23		1,670,000		1,735,614
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41		4,000,000		4,336,240
Gastonia Combined Utilities System Revenue, AGMC Insured, 5.00%, 5/01/25		1,000,000		1,002,060
Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24		495,000		495,144
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,				
11/01/33		6,000,000		6,306,960
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22		5,920,000		7,111,992
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,				
5.45%, 11/01/33		4,000,000		3,697,080
Refunding, 6.45%, 11/01/29		3,900,000		3,900,858
Harnett County COP,				
AGMC Insured, Pre-Refunded, 5.125%, 12/01/23		1,000,000		1,057,580
Assured Guaranty, 5.00%, 6/01/28		1,000,000		1,080,280
Assured Guaranty, 5.00%, 6/01/29		500,000		536,425

High Point Combined Enterprise System Revenue,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,314,400
NATL RE, FGIC Insured, 5.00%, 11/01/31	11,000,000	11,436,260
Iredell County COP, Iredell County School Project, AGMC Insured,		
5.125%, 6/01/27	4,000,000	4,335,720
5.00%, 6/01/28	1,000,000	1,070,810
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,235,060
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	376,537
Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20	3,000,000	3,020,010
Monroe COP, Assured Guaranty, 5.50%,		
3/01/34	2,425,000	2,608,888
3/01/39	1,085,000	1,162,393
Nash Health Care System Health Care Facilities Revenue, AGMC Insured, 5.00%, 11/01/30	2,250,000	2,297,295
New Hanover County COP, New Hanover County Projects, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	5,000,000	5,050,000
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured,		
5.00%, 10/01/27	3,500,000	3,694,390
5.125%, 10/01/31	8,385,000	8,732,390
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,		
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	2,874,540
Wake Forest University, 5.00%, 1/01/38	26,000,000	27,374,360
North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,		
Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,572,395
Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,653,946
Refunding, Series B, 5.00%, 10/01/38	20,000,000	21,401,600
Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,374,300
Series A, 5.00%, 10/01/39	2,615,000	2,748,417
Series A, Pre-Refunded, 5.25%, 7/01/42	10,000,000	10,410,400
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,714,060
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,723,400
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,434,451
Series C, 6.75%, 1/01/24	3,500,000	4,158,805
North Carolina HFAR,		
Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33	10,000,000	10,004,600
SF, Refunding, Series DD, FHA Insured, 6.20%, 9/01/27	385,000	393,362
SFR, Series AA, 6.25%, 3/01/17	190,000	190,027
SFR, Series RR, FHA Insured, 5.85%, 9/01/28	1,060,000	1,060,000
North Carolina Medical Care Commission Health Care Facilities Revenue,		
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,227,900
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	11,839,940
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,388,469
FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39	11,315,000	11,829,946
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,067,550
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	10,584,038
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,104,650
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	550,000	550,517
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,232
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	10,895,600
WakeMed Project, AMBAC Insured, 5.00%, 10/01/32	4,205,000	4,207,397
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29	1,500,000	1,565,985
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38	6,000,000	6,208,740
WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38	2,515,000	2,619,045
North Carolina Medical Care Commission Health Care System Facilities Revenue, Applachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,269,700
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,108,500
North Carolina Medical Care Commission Hospital Revenue,		
Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12	370,000	371,347
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,104,819
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,567,440
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,089,400
Southeastern Regional Medical Center, 6.25%, 6/01/29	4,000,000	4,002,760
Southeastern Regional Medical Center, 5.375%, 6/01/32	3,500,000	3,502,695

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

North Carolina Medical Care Commission Revenue,		
Betsy Johnson Project, AGMC Insured, Pre-Refunded, 5.125%, 10/01/32	4,500,000	4,884,750
Novant Health Obligation Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,650,670
Rowan Regional Medical Center, AGMC Insured, 5.00%, 9/01/33	21,720,000	21,878,556
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,		
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,713,500
Refunding, Series A, 5.00%, 1/01/30	4,670,000	4,928,578
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,797,550
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,247,000
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,572,930
North Carolina State Capital Improvement Limited Obligation Revenue,		
Capital Improvement, Series A, AGMC Insured, 5.00%, 5/01/22	6,595,000	7,338,982
Series A, 5.00%, 5/01/28	5,000,000	5,420,900
North Carolina State Capital Obligation Revenue, Series C, 5.00%, 5/01/29	10,000,000	10,957,800
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%, 6/01/33	1,500,000	1,511,325
North Carolina State GO,		
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,129,300
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	28,087,936
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,205,434
Refunding, Series B, 5.00%, 6/01/19	5,000,000	6,159,600
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,103,080
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	5,565,000	5,921,772
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,		
5.50%, 1/01/29	6,400,000	6,965,504
5.75%, 1/01/39	12,120,000	13,005,851
Northern Hospital District of Surry County Health Care Facilities Revenue,		
6.00%, 10/01/28	1,000,000	1,014,060
6.25%, 10/01/38	2,000,000	2,038,400
Oak Island Enterprise System Revenue,		
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,683,436
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,089,820
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,153,500
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,		
4/01/31	5,830,000	5,964,906
10/01/34	6,000,000	6,102,360
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,829,025
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,441,888
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,540,350
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,062,140
Raleigh Combined Enterprise System Revenue,		
5.00%, 3/01/31	10,360,000	10,727,469
5.00%, 3/01/40	11,915,000	12,827,093
Series A, 5.00%, 3/01/36	6,000,000	6,267,120
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,359,842
Raleigh-Durham Airport Authority Airport Revenue,		
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,327,917
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,539,165
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	9,739,535
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,287,750
University of North Carolina at Asheville Revenue, General,		
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/27	790,000	797,110
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	410,000	419,508
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,		
5.00%, 12/01/28	1,000,000	1,032,270
5.00%, 12/01/31	9,000,000	9,759,060
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,051,107
Series A, 5.00%, 12/01/25	4,000,000	4,008,600
University of North Carolina at Charlotte Revenue, General, Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,261,750
University of North Carolina at Greensboro Revenue, General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,060,270
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,187,750
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,720,306
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,800,726
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	1,966,820

NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,504,587
University of North Carolina System Pool Revenue,		
AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,566,500
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	1,315,000	1,365,706
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,271,250
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,083,260
University of North Carolina System Revenue, 2011, Series A, AMBAC Insured,		
5.00%, 4/01/27	495,000	499,178
Pre-Refunded, 5.00%, 4/01/27	290,000	301,182
Wake County GO,		
Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,324,150
Refunding, Series C, 5.00%, 3/01/25	10,000,000	12,282,200
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,126,320
Wake County Revenue, 5.00%,		
1/01/33	10,820,000	11,707,240
1/01/37	12,000,000	12,820,560
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,150,650
Wilkes County COP, NATL Insured, 5.00%,		
6/01/31	4,295,000	4,432,440
6/01/36	6,085,000	6,227,267
Wilmington COP,		
AMBAC Insured, 5.00%, 9/01/29	1,000,000	1,041,460
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,481,301
Series A, 5.00%, 6/01/33	6,000,000	6,273,600
Series A, 5.00%, 6/01/38	7,625,000	7,911,319
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,046,330
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,680,007
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,126,600
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,462,750
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,229,002
		1,038,803,642
U.S. Territories 19.2%		
Puerto Rico 18.8%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	7,000,000	5,905,410
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,181,774
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	3,445,000	3,445,758
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	5,000,000	4,957,200
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,155,650
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,431,500
Public Improvement, Series A, 5.375%, 7/01/28	4,925,000	4,935,293
Public Improvement, Series A, 5.125%, 7/01/31	3,265,000	3,235,027
Public Improvement, Series A, 5.25%, 7/01/37	5,000,000	4,842,600
Series A, 5.00%, 7/01/26	8,050,000	8,061,351
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	20,000	19,315
Refunding, Series H, 5.00%, 7/01/35	1,365,000	1,329,906
Series D, AGMC Insured, 5.00%, 7/01/32	2,765,000	2,766,742
Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	295,000	302,921
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,143,500
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,083,940
Series H, Pre-Refunded, 5.00%, 7/01/35	2,915,000	3,126,862
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,000,000	5,853,480
Puerto Rico Electric Power Authority Power Revenue,		
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,363,400
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,437,130
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,145,710
Series TT, 5.00%, 7/01/32	8,100,000	8,079,021
Series WW, 5.25%, 7/01/33	6,500,000	6,575,335
Series WW, 5.50%, 7/01/38	6,700,000	6,847,802
Series XX, 5.25%, 7/01/40	30,510,000	30,654,922
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	1,790,000	1,792,560

Refunding, Series N, 5.00%, 7/01/32	10,000,000	9,663,000
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,539,100
Series D, Pre-Refunded, 5.375%, 7/01/33	5,210,000	5,356,453
Series I, 5.00%, 7/01/36	2,405,000	2,316,015
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	20,000,000	20,563,400
Series A, 5.50%, 8/01/42	5,750,000	6,006,738
Series A, 6.00%, 8/01/42	45,750,000	49,290,135
Series C, 5.50%, 8/01/40	5,000,000	5,237,950
		242,646,900
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,585,030
Total U.S. Territories		248,231,930
Total Municipal Bonds before Short Term Investments (Cost $1,247,045,861)		1,287,035,572
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
North Carolina 0.6%		
[a]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.15%, 7/01/34	5,600,000	5,600,000
[a]North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital, Refunding, Daily VRDN and Put, 0.16%, 10/01/37	2,385,000	2,385,000
Total Short Term Investments (Cost $7,985,000)		7,985,000
Total Investments (Cost $1,255,030,861) 100.1%		1,295,020,572
Other Assets, less Liabilities (0.1)%		(1,193,721)
Net Assets 100.0%		$ 1,293,826,851

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HDC - Housing Development Corp.
HFAR - Housing Finance Authority Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PFAR - Public Financing Authority Revenue
SF - Single Family
SFR - Single Family Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Ohio Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.5%				
Ohio 92.7%				
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's Hospital Center, AGMC Insured, 5.00%, 11/15/22	$	5,000,000	$	5,054,850
Akron COP, District Energy Project, 5.00%, 12/01/30		10,865,000		11,133,691
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/22		1,185,000		1,241,418
Akron Income Tax Revenue, Community Learning Centers, Series A,				
4.50%, 12/01/33		15,000,000		14,814,300
NATL RE, FGIC Insured, 5.00%, 12/01/24		3,200,000		3,288,960
NATL RE, FGIC Insured, 5.00%, 12/01/33		8,005,000		8,089,373
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34		1,000,000		1,039,930
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding,				
Series A, 5.25%, 6/01/38		15,000,000		15,235,950
Series B, 5.25%, 9/01/27		7,570,000		7,854,026
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,				
Assured Guaranty, 5.25%, 2/15/33		30,000,000		31,301,400
BHAC Insured, 5.00%, 2/15/38		22,000,000		22,599,500
Anthony Wayne Local School District GO, Refunding, AGMC Insured, 5.00%, 12/01/24		3,200,000		3,232,000
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%, 12/01/30		7,715,000		8,021,131
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,				
12/01/23		1,000,000		1,094,510
12/01/29		2,295,000		2,511,900
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36		2,940,000		2,958,669
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000		1,377,155
Brookville Local School District GO, AGMC Insured, Pre-Refunded,				
5.25%, 12/01/22		1,075,000		1,176,598
5.00%, 12/01/31		3,000,000		3,268,710
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000		2,292,263
Butler County Hospital Facilities Revenue, Kettering Health Network Obligation,				
6.375%, 4/01/36		5,000,000		5,471,750
5.625%, 4/01/41		5,000,000		5,106,850
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31		40,000		42,264
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,				
12/01/32		1,455,000		493,332
12/01/33		2,000,000		634,480
Central Local School District GO, Classroom Facilities, AGMC Insured, 5.75%, 12/01/22		1,555,000		1,555,000
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,				
12/01/22		1,905,000		1,242,098
12/01/23		1,905,000		1,182,110
12/01/24		1,905,000		1,125,912
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,				
12/15/26		7,310,000		7,801,013
12/15/27		7,000,000		7,433,720
Cincinnati City School District GO,				
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		2,500,000		2,723,925
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27		14,900,000		17,470,995
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28		5,000,000		5,792,100
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22		9,510,000		9,950,979
Cincinnati Technical College Revenue, AMBAC Insured,				
5.25%, 10/01/23		2,510,000		2,536,280
5.00%, 10/01/28		2,715,000		2,687,416
Cleveland Airport System Revenue,				
Series A, AGMC Insured, 5.00%, 1/01/31		20,215,000		20,189,529
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000		9,687,055
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000		11,235,825
Series C, Assured Guaranty, 5.00%, 1/01/27		28,385,000		28,942,765
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27		4,000,000		4,157,320
Cleveland Public Power System Revenue,				
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38		10,000,000		2,182,300
Series B, NATL Insured, 5.00%, 11/15/28		2,000,000		2,080,300
Series B, NATL Insured, 5.00%, 11/15/38		10,000,000		10,115,000
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24		1,000,000		1,041,600

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,		
1/01/22	2,075,000	2,082,179
1/01/23	4,285,000	4,299,826
1/01/25	8,150,000	8,178,199
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	11,762,388
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,011,341
8/01/28	2,145,000	1,670,247
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,408,217
Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/22	1,000,000	1,041,150
12/01/32	3,000,000	3,072,930
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%, 12/01/27	15,000,000	16,371,600
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,575,874
5.00%, 12/01/29	8,275,000	8,403,014
Deerfield Township Tax Increment Revenue, Refunding, Series B, NATL Insured, 5.00%, 12/01/25	1,000,000	1,010,000
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,104,280
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,182,439
Eastlake GO, Capital Facilities, NATL Insured, 5.00%, 12/01/27	1,950,000	1,975,896
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,320,425
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,373,668
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,299,207
12/01/24	1,265,000	1,360,596
12/01/25	1,330,000	1,421,890
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,708,896
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, 5.00%, 12/01/28	2,085,000	2,155,056
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,262,213
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,695,669
Franklin County Hospital Revenue,		
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,078,030
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	15,458,850
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,292,000
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,705,100
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, 5.125%, 12/01/31	1,000,000	1,044,860
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,211,037
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24	1,300,000	1,360,281
Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,		
12/01/27	1,205,000	1,249,465
12/01/28	1,265,000	1,307,706
12/01/32	2,675,000	2,744,149
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,		
12/01/22	1,475,000	1,543,396
12/01/28	2,620,000	2,741,489
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	13,084,255
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,724,997
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,561,568
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	8,012,618
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	4,783,950
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,279,600
Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	3,965,000	3,965,000
Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32	245,000	245,000
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	36,060,837
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,186,640
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	7,365,750
4.75%, 6/01/39	7,000,000	7,073,080

Hilliard School District GO,		
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	1,749,613
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	3,444,023
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,040,100
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	4,754,655
12/01/36	5,000,000	5,237,950
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,380,089
12/01/30	2,250,000	2,339,752
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,842,573
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,442,625
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,278,052
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,605,425
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,153,521
5.00%, 12/01/27	6,195,000	6,482,262
5.00%, 12/01/30	3,320,000	3,473,948
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,		
12/01/24	2,380,000	2,457,945
12/01/25	2,500,000	2,576,325
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,379,265
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,289,216
12/01/31	2,595,000	2,873,911
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,357,568
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,452,000
Lakewood City School District GO,		
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,689,022
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,088,080
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	24,768,462
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,022,650
Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,250,350
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,460,900
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,200,202
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,302,014
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,096,106
Licking Heights Local School District GO, School Facilities Construction and Improvement, Refunding, Series A, NATL Insured, 5.00%, 12/01/26	2,345,000	2,492,852
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,153,932
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,740,320
Logan Hocking Local School District GO, Construction and Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/29	1,000,000	1,000,000
London City School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/22	700,000	700,000
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,685,608
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,686,010
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,113,840
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	10,866,538
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	751,200
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,359,824
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	11,314,498
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,550,960
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,809,440
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,364,100
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/32	3,610,000	3,747,902
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,436,050
12/01/30	2,650,000	3,045,062
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	721,790
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	691,320

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,012,310
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,748,325
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,193,564
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,007,700
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,529,886
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,236,109
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,299,113
4.50%, 12/01/38	2,500,000	2,499,975
Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,537,400
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/27	3,610,000	3,734,942
Medina GO, 5.00%, 12/01/22	1,100,000	1,131,713
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,147,333
Miami University General Receipts Revenue,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,675,000	1,825,030
[a]Refunding, 5.00%, 9/01/31	4,000,000	4,220,640
[a]Refunding, 5.00%, 9/01/36	3,500,000	3,630,935
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,442,650
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,363,466
Monroe Local School District GO,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,046,370
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,167,862
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,222,875
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,036,400
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,136,100
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,020,360
New Albany Community Authority Community Facilities Revenue, Refunding, Series B, AMBAC Insured,		
5.125%, 10/01/21	3,000,000	3,010,860
5.20%, 10/01/24	5,000,000	5,012,200
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	635,000	635,737
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,128,850
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,360,969
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	455,000	455,350
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,317,223
5.25%, 12/01/23	1,410,000	1,474,141
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,857,128
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,309,442
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,079,628
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,149,270
Ohio State Building Authority Revenue, State Facilities,		
Administration Building Fund Project, Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/22	3,100,000	3,147,895
Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,735,283
Ohio State Department of Transportation COP, Panhandle Rail Line Project, AGMC Insured, 6.50%, 4/15/12	270,000	271,126
Ohio State GO, Common Schools, Series B, Pre-Refunded, 4.625%, 9/15/22	5,000,000	5,061,400
Ohio State Higher Educational Facility Commission Revenue,		
AGMC Insured, 5.75%, 11/15/40	4,500,000	4,645,530
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,914,820
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,313,040
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	30,853,500
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	21,739,803
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,103,500
University Hospital, BHAC Insured, 4.75%, 1/15/46	15,000,000	15,080,400
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,907,295
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,605,740
Xavier University, 5.00%, 5/01/40	14,500,000	14,778,400
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,679,325
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,105,760
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,289,672
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,255,121
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,295,506

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Ohio State University General Receipts Revenue,		
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,619,025
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	4,315,000	4,391,764
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	1,003,976
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,360,714
Olentangy Local School District GO,		
AGMC Insured, 5.00%, 12/01/25	45,000	45,473
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,158,300
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,831,510
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,000,673
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,042,278
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	90,548
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,532,667
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,847,228
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,458,096
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,281,227
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,590,173
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,852,269
12/01/26	2,725,000	2,969,078
12/01/30	2,260,000	2,462,428
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,180,510
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,023,800
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,316,350
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured, 5.25%, 12/01/26	725,000	754,413
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,814,507
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	9,968,275
Sidney City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,492,844
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,797,800
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,010,000
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	5,986,906
12/01/28	2,000,000	2,298,060
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,095,756
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,583,685
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	12,415,844
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,000,990
Sylvania City School District GO,		
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,565,500
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,035,263
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	4,855,654
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,565,475
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	1,985,984
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,657,200
Limited Tax, Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,252,930
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,586,820
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,690,481
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,859,120
Tri-Valley Local School District GO,		
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,397,750
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,336,203
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,769,368
Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20	1,475,000	1,504,500
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,154,305
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 4.75%, 1/01/25	1,080,000	1,101,308
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,500,193
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,281,605
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,134,050
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	19,357,770

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

University of Cincinnati General Receipts Revenue,		
AMBAC Insured, 5.00%, 6/01/31	1,350,000	1,371,479
Refunding, Series F, 5.00%, 6/01/32	5,805,000	5,987,277
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	8,921,087
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,968,984
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,059,213
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,117,761
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,291,200
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	9,987,500
Van Wert City School District GO, School Improvement,		
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,444,428
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,613,375
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,578,479
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	3,000,000	3,109,980
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,345,785
Wheelersburg Local School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/32	1,400,000	1,456,728
Wright State University Revenue, Series A, 5.00%, 5/01/31	10,120,000	10,464,890
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,303,360
5.50%, 12/15/33	4,225,000	4,550,874
Zanesville City School District GO, School Improvement, NATL Insured,		
4.75%, 12/01/26	1,735,000	1,775,564
5.05%, 12/01/29	3,500,000	3,581,270
Pre-Refunded, 4.75%, 12/01/22	5,500,000	5,796,340
Pre-Refunded, 4.75%, 12/01/26	1,515,000	1,596,628
		1,465,970,780
U.S. Territories 5.8%		
Puerto Rico 4.6%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, AGMC Insured, 6.00%, 7/01/34	5,000,000	5,492,200
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	10,000,000	10,271,400
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	6,500,000	6,722,885
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC Insured, 5.50%, 7/01/29	14,000,000	15,364,440
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,249,100
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,500,000	3,512,390
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	12,165,705
Puerto Rico Sales Tax FICO Sales Tax Revenue, Capital Appreciation,		
Refunding, Series A, NATL Insured, zero cpn., 8/01/43	50,000,000	6,743,500
Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	6,000,810
Series A, AMBAC Insured, zero cpn., 8/01/54	20,000,000	1,248,400
		72,770,830
U.S. Virgin Islands 1.2%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	18,481,952
Total U.S. Territories		91,252,782
Total Municipal Bonds before Short Term Investments (Cost $1,503,759,762)		1,557,223,562
Short Term Investments 0.4%		
Municipal Bonds 0.4%		
Ohio 0.4%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and Put, 0.09%, 10/01/31	1,400,000	1,400,000
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,		
Sub Series B-1, Daily VRDN and Put, 0.09%, 1/01/39	1,100,000	1,100,000
Sub Series B-3, Daily VRDN and Put, 0.09%, 1/01/39	3,970,000	3,970,000
Total Short Term Investments (Cost $6,470,000)		6,470,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Total Investments (Cost $1,510,229,762) 98.9%	1,563,693,562
Other Assets, less Liabilities 1.1%	17,876,173
Net Assets 100.0%	$ 1,581,569,735

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HMR - Home Mortgage Revenue
ID - Improvement District
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Oregon Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.8%				
Oregon 76.8%				
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$	5,990,000	$	6,044,509
Beaverton School District GO,				
AGMC Insured, 4.125%, 6/01/26		1,315,000		1,359,355
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31		1,280,000		1,387,098
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36		1,000,000		1,073,520
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28		1,525,000		1,525,473
Canby GO, 5.00%, 6/01/36		3,000,000		3,086,760
Chemeketa Community College District GO, 5.00%,				
6/15/25		1,500,000		1,668,180
6/15/26		2,615,000		2,888,660
Clackamas County Canby School District No. 86 GO, AGMC Insured, 5.00%,				
6/15/23		1,000,000		1,077,940
6/15/25		1,000,000		1,066,810
Clackamas County Hospital Facility Authority Revenue,				
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22		2,125,000		2,438,544
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26		1,000,000		1,139,380
Legacy Health System, Series A, 5.50%, 7/15/35		6,525,000		6,859,667
Willamette Falls Hospital Project, 6.00%, 4/01/19		1,000,000		1,002,260
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25		3,075,000		3,806,973
Clackamas County School District No. 12 North Clackamas GO,				
Series A, AGMC Insured, 4.75%, 6/15/31		2,250,000		2,343,105
Series B, AGMC Insured, 5.00%, 6/15/27		25,000,000		27,039,250
Clackamas County School District No. 46 Oregon Trail GO,				
5.00%, 6/15/32		6,855,000		7,351,987
Capital Appreciation, Refunding, zero cpn., 6/15/37		12,130,000		3,507,511
Capital Appreciation, Refunding, zero cpn., 6/15/38		12,495,000		3,415,008
Refunding, Series A, 5.00%, 6/15/28		2,210,000		2,430,757
Refunding, Series A, 5.00%, 6/15/29		2,655,000		2,901,835
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36		1,000,000		1,006,500
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35		5,175,000		5,615,806
Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22		1,000,000		1,080,390
Coos County School District No. 13 GO, AGMC Insured,				
5.00%, 6/15/22		55,000		55,806
Pre-Refunded, 5.00%, 6/15/22		2,465,000		2,526,724
Deschutes and Jefferson Counties School District No. 2J Redmond GO,				
5.50%, 6/15/34		5,000,000		5,493,300
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21		1,000,000		1,088,320
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,				
Refunding, 8.25%, 1/01/38		20,000,000		24,336,800
Series B, AMBAC Insured, 5.375%, 1/01/35		7,000,000		7,187,320
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21		1,000,000		1,062,380
Eugene Electric Utility Revenue,				
5.00%, 8/01/40		6,000,000		6,512,940
Refunding, 5.00%, 8/01/33		10,060,000		10,702,633
Eugene Water Revenue, Refunding, 5.00%, 8/01/40		4,425,000		4,728,732
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,				
6.00%, 5/01/30		4,000,000		4,049,640
6.375%, 5/01/39		12,000,000		12,208,560
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30		1,010,000		1,011,606
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29		5,360,000		5,533,235
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,				
10/01/26		2,000,000		1,999,880
10/01/31		2,000,000		1,937,060
Independence GO, City Hall Project, AGMC Insured, 5.00%,				
6/15/35		2,110,000		2,254,873
6/15/40		3,975,000		4,221,410
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,				
12/01/27		1,000,000		1,010,220
12/01/32		1,000,000		987,470
12/01/37		1,475,000		1,404,746
Jackson County School District No. 549C Medford GO,				
5.00%, 6/15/33		3,225,000		3,427,659

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

5.00%, 6/15/34	5,000,000	5,284,700
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,140,878
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,170,000	3,288,241
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,		
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,467,166
Refunding, 6.25%, 9/01/31	1,960,000	1,937,891
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,747,950
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,970,432
Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding, AGMC Insured, 4.75%, 6/15/25	3,510,000	3,537,834
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,490,650
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,704,471
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	2,746,643
6/15/28	2,000,000	934,580
6/15/29	1,925,000	848,328
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%, 6/15/20	5,700,000	5,787,153
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,770,084
6/01/27	1,675,000	1,795,148
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,244,397
5.60%, 6/15/30	9,495,000	10,237,129
Medford Hospital Facilities Authority Revenue, Asante Health System,		
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,516,750
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,169,394
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,614,015
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,134,700
6/30/36	1,500,000	1,591,290
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,022,634
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation, AMBAC Insured, zero cpn.,		
6/01/16	2,260,000	1,883,371
Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway Project, 5.20%, 12/01/24	5,000,000	5,014,600
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,691,785
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	3,996,664
Oregon Health and Science University Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	7,665,426
Series A, 5.875%, 7/01/33	2,500,000	2,741,950
Series A, 5.75%, 7/01/39	13,175,000	14,300,540
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	24,947,010
Oregon State Department of Administrative Services COP,		
AGMC Insured, 4.625%, 5/01/30	7,795,000	7,885,812
Series A, 5.25%, 5/01/39	3,800,000	3,999,652
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,839,587
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	13,574,476
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	20,738,577
Series C, 5.00%, 11/01/34	8,000,000	8,338,960
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	19,817,477
4/01/28	18,225,000	20,062,991
4/01/29	1,750,000	1,914,640
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,384,808
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,508,588
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,379,556
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,572,460
senior lien, Series A, 5.00%, 11/15/33	10,850,000	11,650,730
Series A, 5.00%, 11/15/28	15,000,000	16,022,700
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,229,800
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,911,503
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,898,500
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,528,395
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	31,991,100

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,041,340
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,009,880
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,821,287
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	32,508,315
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,645,545
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,106,420
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,704,400
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,626,525
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	8,898,957
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	6,010,725
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,978,553
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,049
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,330
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,067
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	2,857,460
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,011
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,355
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,593,120
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,230,999
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,786,886
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,331,500
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,844,424
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,865,080
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,901,860
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,310,400
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,177,239
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,158,321
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,543,230
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	5,165,000	5,345,878
Series C, 4.75%, 7/01/42	5,450,000	5,373,482
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	434,040
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15	945,000	946,285
Port of Portland International Airport Revenue,		
Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%, 7/01/21	2,800,000	2,812,992
Series Nineteen, 5.50%, 7/01/38	23,000,000	24,228,430
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,351,500
Portland GO, Limited Tax,		
Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,796,010
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,274,539
Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,675,400
Series B, zero cpn., 6/01/21	1,000,000	740,590
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,000,280
Portland MFR,		
Civic Stadium Housing Project, Series A, 6.00%, 3/01/17	660,000	661,835
Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37	3,015,000	3,017,322
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured, 5.00%, 6/15/21	3,000,000	3,076,710
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,738,476
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,599,350
second lien, Series A, 5.00%, 3/01/34	25,270,000	27,009,081
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,438,408
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,331,195
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,439,855
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,012,840
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,006,010
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	998,750
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,638,425
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,230,625
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,012,580
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,861,848
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,423,485

North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,887,351
Portland Water System Revenue,		
NATL Insured, 4.50%, 10/01/27	1,000,000	1,040,820
NATL Insured, 4.50%, 10/01/28	3,895,000	4,026,067
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,563,348
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,048,451
Redmond GO,		
Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,266,804
Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,027,010
Salem Hospital Facility Authority Revenue,		
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,275,550
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,059,220
Series A, 5.75%, 8/15/23	10,000,000	11,092,600
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	3,679,905
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,482,782
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,215,346
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, 5.00%, 6/15/25	1,560,000	1,668,014
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	7,000,000	7,175,280
Washington Clackamas and Yamhill Counties School District No. 88J GO,		
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,568,370
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,381,462
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,368,548
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,497,781
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,386,168
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,348,846
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,978,474
Washington County GO, Obligations, Refunding, 4.375%, 6/01/26	1,000,000	1,070,030
Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,251,354
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,313,720
		958,983,508
U.S. Territories 18.0%		
Guam 0.3%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	878,161
12/01/29	3,250,000	3,307,460
		4,185,621
Puerto Rico 17.6%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	8,143,100
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	14,871,600
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,466,950
Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	10,016,300
Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	9,794,256
Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	9,768,700
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,731,255
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	15,575,820
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,785,700
Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,287,000
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	6,097,375
Puerto Rico Electric Power Authority Power Revenue,		
Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	9,496,236
Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	12,462,720
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,457,100
Series WW, 5.25%, 7/01/33	9,690,000	9,802,307
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	17,583,750
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,040,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	18,081,400
first sub., Series A, 5.375%, 8/01/39	9,000,000	9,253,530
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,125,000
		218,840,499

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

U.S. Virgin Islands 0.1%		
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,400,000	1,401,246
Total U.S. Territories		224,427,366
Total Municipal Bonds before Short Term Investments (Cost $1,130,909,441)		1,183,410,874
Short Term Investments 3.7%		
Municipal Bonds 3.7%		
Oregon 3.7%		
[a]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,		
Daily VRDN and Put, 0.12%, 8/15/37	25,000,000	25,000,000
Refunding, Daily VRDN and Put, 0.09%, 8/15/32	15,800,000	15,800,000
[a]Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put, 0.06%, 12/01/15	5,000,000	5,000,000
Total Short Term Investments (Cost $45,800,000)		45,800,000
Total Investments (Cost $1,176,709,441) 98.5%		1,229,210,874
Other Assets, less Liabilities 1.5%		18,784,620
Net Assets 100.0%		$ 1,247,995,494

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
COP	- Certificate of Participation
EDR	- Economic Development Revenue
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
SFM	- Single Family Mortgage
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.6%				
Pennsylvania 86.0%				
Allegheny County COP, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/28	$	4,000,000	$	4,000,000
Allegheny County GO,				
NATL Insured, Pre-Refunded, 5.00%, 11/01/27		1,000,000		1,042,940
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27		3,000,000		3,169,230
Series C-61, Assured Guaranty, 5.00%, 12/01/33		5,000,000		5,181,850
Series C-65, 5.375%, 5/01/31		5,000,000		5,332,300
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,				
5.00%, 3/01/28		3,000,000		3,116,970
5.00%, 3/01/33		1,300,000		1,321,489
Series A, 5.50%, 3/01/31		3,000,000		3,212,790
Series A, XLCA Insured, 5.00%, 3/01/29		5,000,000		5,139,850
Series A, XLCA Insured, 5.00%, 3/01/33		5,630,000		5,728,469
Allegheny County Hospital Development Authority Revenue, 5.625%, 8/15/39		12,000,000		12,661,320
Allegheny County IDAR, County Guaranteed,				
Refunding, Series B, NATL Insured, 5.00%, 11/01/29		1,485,000		1,497,756
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		5,000,000		5,214,700
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		7,515,000		7,837,694
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding,				
Series DD-1, GNMA Secured, 5.35%, 11/01/19		245,000		245,118
Series DD-2, GNMA Secured, 5.40%, 11/01/29		650,000		650,098
Allegheny County Sanitary Authority Sewer Revenue,				
AGMC Insured, 5.00%, 6/01/40		5,000,000		5,157,000
NATL RE, FGIC Insured, 5.00%, 12/01/37		6,745,000		6,881,114
Refunding, Series A, NATL Insured, 5.00%, 12/01/30		7,000,000		7,292,390
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28		1,550,000		1,614,527
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35		2,430,000		2,485,744
Bethel Park School District GO, 5.10%, 8/01/33		3,600,000		3,968,496
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26		6,605,000		7,287,230
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32		5,000,000		5,553,150
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39		6,890,000		6,986,598
Bucks County IDAR, George School Project, 5.00%, 9/15/41		5,000,000		5,183,650
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35		2,500,000		2,638,850
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31		4,000,000		4,409,160
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39		4,500,000		5,053,185
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36		6,000,000		6,152,280
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37		5,855,000		6,249,217
Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Refunding, 5.375%, 12/01/41		3,000,000		3,092,340
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,				
5.875%, 11/15/29		1,000,000		1,036,930
6.125%, 11/15/39		3,200,000		3,305,280
6.25%, 11/15/44		2,500,000		2,582,425
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32		5,000,000		5,275,800
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37		1,000,000		1,013,270
Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,				
Series GG1, NATL Insured, 5.00%, 5/01/34		3,500,000		3,566,185
Series HH1, 5.00%, 11/01/39		1,200,000		1,223,496
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36		10,000,000		10,340,600
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16		3,415,000		3,833,542
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39		7,500,000		8,108,625
Delaware County Authority College Revenue,				
5.00%, 11/15/40		3,000,000		3,153,810
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29		1,140,000		1,140,103
Eastern College, Series C, 5.625%, 10/01/28		2,210,000		2,210,199
Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%, 12/15/31		5,000,000		4,276,200
Delaware County Authority Revenue, Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26		10,800,000		12,307,896

Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,232,750
5.25%, 10/01/31	1,250,000	1,236,250
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,586,250
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,032,700
Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25	1,840,000	1,840,000
Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%, 3/15/38	2,000,000	2,023,480
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,480,733
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,178,290
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,265,913
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,016,600
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,108,900
General Authority of Southcentral Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,117,025
Greater Johnstown School District GO, Series C, NATL Insured, 5.125%, 8/01/25	3,605,000	3,614,013
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%, 7/01/27	1,500,000	1,363,860
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	2,039,803
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	8,040,951
9/01/35	7,500,000	7,197,525
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875%, 6/01/21	1,000,000	1,000,680
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	1,700,000	1,748,671
12/01/35	2,500,000	2,554,450
Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,500,000	1,508,550
Lehigh County General Purpose Authority Revenues,		
Lehigh Valley Hospital, Health Network, Series B, AGMC Insured, 5.25%, 7/01/19	2,750,000	2,782,313
Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,577,445
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,462,512
Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%, 12/01/39	10,000,000	10,561,800
Lycoming County Authority College Revenue, Pennsylvania College of Technology, AMBAC Insured, 5.25%, 5/01/32	5,030,000	4,986,239
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	24,964,500
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,008,241
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,171,829
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,119,200
Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	982,310
5.125%, 1/01/37	2,000,000	1,954,380
5.25%, 1/01/43	2,000,000	1,934,520
Montgomery County GO, 5.00%, 9/15/22	645,000	646,496
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	5,812,272
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities Inc. Obligated Group, 5.25%, 11/15/28	5,000,000	4,863,200
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,215,750
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,232,400
4/01/37	12,500,000	12,953,625
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,283,300
Northampton Borough Municipal Authority Water Revenue, NATL Insured,		
5.00%, 5/15/34	445,000	451,626
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,162,914
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	9,959,800
Series B, 5.50%, 8/15/33	2,200,000	2,116,290
Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	20,987,200
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,949,800
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,044,530
4/01/31	2,000,000	2,080,320
Norwin School District GO, AGMC Insured,		
5.00%, 4/01/37	10,000,000	10,314,800
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,509,100

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,805,392
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	2,917,158
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	10,000,000	10,934,800
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,352,797
Pennsylvania Economic Development Financing Authority Water Facility Revenue,		
American Water Co. Project, 6.20%, 4/01/39	10,000,000	11,148,700
Aqua Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	25,729,250
Pennsylvania HFA, SFMR, Refunding, Series 105C,		
4.875%, 10/01/34	25,000,000	24,913,000
5.00%, 10/01/39	3,250,000	3,259,653
Pennsylvania State GO,		
Second Series, 5.00%, 4/15/23	10,000,000	11,685,700
Second Series A, 5.00%, 8/01/25	5,000,000	5,577,000
Pennsylvania State Higher Educational Facilities Authority Revenue,		
Assn. of Independent Colleges and Universities of Pennsylvania Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	3,882,086
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,206,700
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,518,413
Drexel University, Series A, 5.20%, 5/01/29	750,000	758,100
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	25,809,859
Edinboro University Foundation, 6.00%, 7/01/43	3,500,000	3,516,100
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,263,375
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,160,329
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,227,360
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	15,138,900
State System of Higher Education, NATL Insured, 5.00%, 6/15/37	7,000,000	7,273,630
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,251,050
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,316,600
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	17,475,476
Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,173,150
Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	23,175,000	24,856,346
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,272,873
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,597,450
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,277,940
University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,216,100
University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,413,117
Widener University, 5.00%, 7/15/31	500,000	500,300
Widener University, 5.00%, 7/15/39	5,750,000	5,698,652
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%, 7/01/42	5,500,000	4,802,600
Pennsylvania State Public School Building Authority Community College Revenue, Community College Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,469,550
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,082,100
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,035,760
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,602,550
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,		
5.00%, 12/01/24	1,655,000	1,694,604
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,447,850
Pennsylvania State Turnpike Commission Turnpike Revenue,		
5.125%, 12/01/40	16,860,000	16,975,154
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,549,950
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,153,750
Series C1, 5.00%, 12/01/40	3,000,000	2,968,260
Series R, AMBAC Insured, 5.00%, 12/01/26	2,000,000	2,022,500
Series R, AMBAC Insured, 5.00%, 12/01/30	11,125,000	11,246,930
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	20,438,400
Subordinate, Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,400,850
Pennsylvania State University Revenue, 5.00%, 9/01/35	1,000,000	1,046,020
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,024,050

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,367,323
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,803,117
International Apartments Temple University, Series A, 5.625%, 6/15/42	4,000,000	3,939,680
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,878,860
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	5,720,000	5,723,546
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	715,000	874,581
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,249,750
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,270,100
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,263,100
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series A,		
5.50%, 7/01/30	5,000,000	4,663,800
5.00%, 7/01/34	4,000,000	3,386,440
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,118,250
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,125,500
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,415,458
4/01/39	2,500,000	2,619,625
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,668,365
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,552,850
Series E, 6.00%, 9/01/38	5,000,000	5,419,350
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,112,800
Series A, 5.00%, 1/01/41	10,000,000	10,234,000
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,970,128
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,783,111
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,253,330
Pine Richland School District Pennsylvania GO, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,893,762
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	430,000	430,142
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	465,000	516,048
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,197,440
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System, Series A, Pre-Refunded, 5.875%, 12/01/31	2,500,000	2,525,000
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,590,945
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,148,200
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,278,400
Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21	2,000,000	2,007,460
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,058,000
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,364,300
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	7,141,776
Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27	5,025,000	5,248,009
State Public School Building Authority College Revenue,		
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,040,020
Westmoreland County Community College Project, NATL RE, FGIC Insured, 5.25%, 10/15/22	2,170,000	2,210,557
State Public School Building Authority School Revenue,		
Harrisburg School District Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,080,600
School District of Philadelphia Project, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	16,020,900
Susquehanna Area Regional Airport Authority Airport System Revenue,		
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,748,660
Series A, 6.50%, 1/01/38	4,000,000	3,943,920
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,324,200
Series B, 5.00%, 9/15/31	10,000,000	10,976,100
Upper St. Clair Township School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
7/15/28	465,000	476,876
7/15/28	535,000	550,504
Washington County GO,		
Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27	4,295,000	4,338,337
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	705,000	730,352

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Washington County IDA College Revenue, Washington Jefferson College, Refunding,		
5.25%, 11/01/30	7,525,000	7,937,596
5.00%, 11/01/36	8,470,000	8,626,695
West Allegheny School District GO, Refunding, Series D, NATL RE, FGIC Insured, 4.75%,		
9/01/19	2,000,000	2,010,160
9/01/20	3,805,000	3,822,123
West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,054,320
Whitehall-Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,407,040
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,188,735
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,215,911
		1,175,892,358
U.S. Territories 12.6%		
Puerto Rico 11.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,159,493
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,193,550
Series A, 5.00%, 7/01/28	5,000,000	4,922,350
Series A, 5.00%, 7/01/29	4,000,000	4,006,520
Series A, 5.00%, 7/01/33	13,960,000	13,760,093
Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,508,760
Series A, 5.25%, 7/01/37	10,000,000	9,685,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	6,736,049
Puerto Rico Electric Power Authority Power Revenue,		
Series TT, 5.00%, 7/01/32	5,100,000	5,086,791
Series XX, 5.25%, 7/01/40	14,000,000	14,066,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,729,850
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	20,000,000	20,563,400
Series A, 6.00%, 8/01/42	34,000,000	36,630,920
[a]Series A-1, 5.25%, 8/01/43	10,000,000	10,196,600
Series C, 5.50%, 8/01/40	15,000,000	15,713,850
		161,959,926
U.S. Virgin Islands 0.8%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,819,500
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,585,030
		10,404,530
Total U.S. Territories		172,364,456
Total Municipal Bonds before Short Term Investments (Cost $1,301,547,221)		1,348,256,814
Short Term Investments 0.7%		
Municipal Bonds 0.7%		
Pennsylvania 0.7%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.06%, 11/15/32	800,000	800,000
Refunding, Series A, Daily VRDN and Put, 0.04%, 5/15/35	4,000,000	4,000,000
Series B, Daily VRDN and Put, 0.05%, 6/01/41	4,900,000	4,900,000
Total Short Term Investments (Cost $9,700,000)		9,700,000
Total Investments (Cost $1,311,247,221) 99.3%		1,357,956,814
Other Assets, less Liabilities 0.7%		8,992,078
Net Assets 100.0%		$ 1,366,948,892

[a] A portion or all of the security purchased on a delayed delivery basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDR	- Industrial Development Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
RDA	- Redevelopment Agency/Authority
RDAR	- Redevelopment Agency Revenue
SFM	- Single Family Mortgage
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.2%		
Virginia 74.3%		
Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,		
6.30%, 12/01/25	$ 2,000,000	$ 2,000,440
Series A, 6.55%, 12/01/25	5,000,000	5,002,600
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	1,245,000	1,480,791
Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,		
7/01/31	2,000,000	2,084,000
7/01/38	5,895,000	6,033,945
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,006,690
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,422,400
Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,		
7/15/19	2,460,000	2,460,910
7/15/32	8,000,000	7,879,600
Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,482,000
Chesterfield County EDA Revenue, Bon Secours Health,		
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,283,817
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,120,240
Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30	1,410,000	1,427,428
Fairfax County EDA Revenue, National Wildlife Federation, NATL Insured, 5.375%, 9/01/29	8,000,000	8,009,680
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36	10,000,000	10,657,700
Fairfax County IDAR, Health Care, Inova Health System Project,		
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,880,100
Series A, 5.50%, 5/15/35	10,000,000	10,790,300
Fairfax County Water Authority Water Revenue,		
Pre-Refunded, 5.00%, 4/01/27	2,830,000	2,874,205
Refunding, 5.00%, 4/01/27	11,420,000	11,491,946
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%,		
4/01/29	5,115,000	5,271,775
4/01/35	6,000,000	6,127,440
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,126,180
Hampton Convention Center Revenue,		
AMBAC Insured, Pre-Refunded, 5.25%, 1/15/23	3,000,000	3,162,510
AMBAC Insured, Pre-Refunded, 5.125%, 1/15/28	2,605,000	2,742,518
AMBAC Insured, Pre-Refunded, 5.00%, 1/15/35	920,000	967,288
Refunding, AMBAC Insured, 5.00%, 1/15/35	6,680,000	6,720,548
Hampton Roads Sanitation District Wastewater Revenue,		
5.00%, 11/01/34	3,000,000	3,235,230
Hampton Roads, 5.00%, 4/01/33	10,000,000	10,679,900
Hampton Roads, Refunding, 5.00%, 4/01/38	16,000,000	16,949,280
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,		
8/15/42	8,095,000	7,386,202
8/15/46	15,000,000	13,543,800
[a]Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,021,981
King George County IDA Lease Revenue, AGMC Insured, 5.00%, 3/01/32	3,595,000	3,678,009
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,367,650
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded, 6.10%, 6/01/32	1,500,000	1,556,310
Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33	15,060,000	15,632,129
Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11, Series C, 5.00%, 11/01/35	2,500,000	2,500,000
Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29	5,545,000	5,887,293
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,037,570
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36	5,000,000	5,019,400
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,938,945
Newport News EDA, EDR, Series A, 5.00%, 1/15/31	5,870,000	6,103,802
Norfolk Water Revenue, NATL Insured, 5.90%, 11/01/25	5,000,000	5,014,250
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33	2,600,000	2,648,386
Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/34	1,000,000	1,017,380
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,751,602
Pittsylvania County GO, Series B, 5.75%, 2/01/30	5,800,000	6,494,782
Powhatan County EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, Pre-Refunded, 5.25%, 7/15/33	1,000,000	1,040,180
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project,		
Series AA, 5.125%, 9/01/41	3,200,000	3,250,016
Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1, AMBAC Insured, 6.00%, 12/01/33	2,080,000	2,003,851
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,833,790

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31	4,400,000	4,460,984
Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%, 8/01/22	2,000,000	2,002,900
Richmond Public Utility Revenue,		
AGMC Insured, 5.00%, 1/15/35	3,500,000	3,613,715
AGMC Insured, Pre-Refunded, 5.00%, 1/15/33	8,500,000	8,545,305
Refunding, 5.00%, 1/15/35	11,495,000	12,251,141
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,		
7/01/28	7,000,000	7,392,840
7/01/32	22,000,000	22,854,480
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,564,200
Roanoke EDA Hospital Revenue, Carilion Clinic Obligation, Refunding, 5.00%, 7/01/33	10,615,000	10,807,238
Roanoke IDA Hospital Revenue, Carilion Health System, Series B, Assured Guaranty, 5.00%, 7/01/38	4,000,000	4,103,600
▫Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,432,083
Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,		
Series A, NATL Insured, 5.25%, 8/01/31	5,000,000	5,243,350
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	7,881,810
XLCA Insured, 5.00%, 8/01/37	3,985,000	4,036,486
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%, 6/15/37	5,000,000	4,896,650
Suffolk GO, Refunding, 5.00%, 2/01/41	10,000,000	10,720,200
University of Virginia Revenue,		
General, 5.00%, 6/01/37	8,935,000	9,380,499
General, Refunding, 5.00%, 6/01/40	17,750,000	19,112,667
Series B, 5.00%, 6/01/33	2,020,000	2,071,550
Series B, Pre-Refunded, 5.00%, 6/01/33	11,980,000	12,804,703
University of Virginia University Revenues, General, Refunding, 5.00%, 9/01/31	1,275,000	1,449,662
Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,118,821
Virginia College Building Authority Educational Facilities Revenue,		
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,148,717
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,918,995
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,273,858
Virginia Commonwealth Transportation Board Transportation Revenue,		
Capital Projects, 5.00%, 5/15/34	5,000,000	5,394,050
Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27	8,920,000	9,009,824
Virginia Port Authority Port Facility Revenue,		
NATL Insured, 4.75%, 7/01/28	1,500,000	1,513,680
Refunding, 5.00%, 7/01/40	6,000,000	6,284,640
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,845,480
Virginia State HDA Revenue, Rental Housing,		
Series B, 5.625%, 6/01/39	7,240,000	7,588,823
Series B, 5.00%, 6/01/45	3,050,000	3,077,968
Series E, 5.00%, 10/01/44	6,540,000	6,611,482
Series F, 5.05%, 12/01/44	12,125,000	12,268,075
Series F, 5.00%, 4/01/45	2,125,000	2,139,896
Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	9,815,000	10,466,520
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	11,012,800
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, 6.00%, 12/01/32	5,000,000	5,591,500
Virginia State Resources Authority Infrastructure Revenue,		
Senior Series A, 5.00%, 11/01/31	5,000,000	5,337,550
Senior Series A, 5.00%, 11/01/36	4,915,000	5,167,533
St. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,245,326
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	4,615,000	4,797,662
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,722,656
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,702,444
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	418,892
Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service District Project, 5.00%, 11/01/35	1,125,000	1,149,053
Winchester IDA Hospital Revenue, Valley Health System Obligation, Series E, 5.625%, 1/01/44	3,350,000	3,503,731
		617,034,828
District of Columbia 7.9%		
Metropolitan Washington D.C. Airports Authority Airport System Revenue,		
Refunding, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,193,410
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,503,160
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,071,700
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,015,770
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,730,317
Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32	6,655,000	6,928,121

Franklin Tax-Free Trust

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,		
5.00%, 10/01/39	10,000,000	10,200,400
5.25%, 10/01/44	12,000,000	12,347,880
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,137,600
		65,128,358
U.S. Territories 17.0%		
Puerto Rico 17.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	1,100,000	1,142,834
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,145,110
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,215,750
Series A, 5.125%, 7/01/28	5,000,000	5,009,450
Series A, 5.00%, 7/01/29	8,000,000	8,013,040
Series A, 5.125%, 7/01/31	3,315,000	3,284,568
Series A, 5.00%, 7/01/33	900,000	887,112
Series A, 6.00%, 7/01/38	5,000,000	5,194,700
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,179,948
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	4,500,000	5,391,630
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,143,500
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,083,940
Series G, 5.00%, 7/01/33	1,685,000	1,660,871
Series G, Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,545,207
Series G, Pre-Refunded, 5.00%, 7/01/33	10,000	10,719
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,437,130
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,145,710
Series TT, 5.00%, 7/01/32	10,000,000	9,974,100
Series WW, 5.50%, 7/01/38	6,700,000	6,847,802
Series XX, 5.25%, 7/01/40	8,400,000	8,439,900
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,536,806
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	1,315,000	1,316,881
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,831,500
Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,038,050
Series D, Pre-Refunded, 5.375%, 7/01/33	3,685,000	3,788,585
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	6,000,000	6,169,020
Series A, 6.00%, 8/01/42	20,000,000	21,547,600
Series C, 5.50%, 8/01/40	10,000,000	10,475,900
Total U.S. Territories		141,457,363
Total Municipal Bonds before Short Term Investments (Cost $798,695,038)		823,620,549
Short Term Investments 0.3%		
Municipal Bonds 0.3%		
Virginia 0.3%		
[b]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.16%, 8/01/33	2,700,000	2,700,000
[b]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.08%, 11/01/30	100,000	100,000
Total Short Term Investments (Cost $2,800,000)		2,800,000
Total Investments (Cost $801,495,038) 99.5%		826,420,549
Other Assets, less Liabilities 0.5%		4,094,016
Net Assets 100.0%		$ 830,514,565

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2011 (unaudited) *(continued)*

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (*unaudited*)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At November 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-Free Income Fund	Franklin Arizona Tax-Free Income Fund	Franklin Colorado Tax-Free Income Fund
Cost of investments	$ 274,315,779	$ 973,170,627	$ 665,691,738
Unrealized appreciation	$ 8,659,095	$ 35,120,286	$ 25,761,459
Unrealized depreciation	(3,565,133)	(21,248,022)	(6,799,081)
Net unrealized appreciation (depreciation)	$ 5,093,962	$ 13,872,264	$ 18,962,378

	Franklin Connecticut Tax-Free Income Fund	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund
Cost of investments	$ 465,625,672	$ 666,214,979	$ 2,572,462,025
Unrealized appreciation	$ 13,445,023	$ 19,801,143	$ 148,500,019
Unrealized depreciation	(2,449,798)	(7,950,567)	(2,093,408)
Net unrealized appreciation (depreciation)	$ 10,995,225	$ 11,850,576	$ 146,406,611

	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund	Franklin Georgia Tax-Free Income Fund
Cost of investments	$ 728,559,832	$ 1,063,506,380	$ 473,256,884
Unrealized appreciation	$ 18,214,779	$ 50,799,842	$ 21,257,403
Unrealized depreciation	(380,475)	(7,939,086)	(2,415,839)
Net unrealized appreciation (depreciation)	$ 17,834,304	$ 42,860,756	$ 18,841,564

	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Kentucky Tax-Free Income Fund
Cost of investments	$ 7,487,451,236	$ 2,563,100,625	$ 169,789,986
Unrealized appreciation	$ 433,478,227	$ 78,014,131	$ 5,793,673
Unrealized depreciation	(310,624,137)	(27,802,718)	(1,099,950)
Net unrealized appreciation (depreciation)	$ 122,854,090	$ 50,211,413	$ 4,693,723

	Franklin Louisiana Tax-Free Income Fund	Franklin Maryland Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund
Cost of investments	$ 401,080,821	$ 614,290,078	$ 508,844,925
Unrealized appreciation	$ 15,308,822	$ 21,237,137	$ 14,986,020
Unrealized depreciation	(1,432,208)	(7,644,286)	(2,927,521)
Net unrealized appreciation (depreciation)	$ 13,876,614	$ 13,592,851	$ 12,058,499

	Franklin Michigan Tax-Free Income Fund	Franklin Minnesota Tax-Free Income Fund	Franklin Missouri Tax-Free Income Fund
Cost of investments	$ 1,356,766,486	$ 957,140,452	$ 1,121,871,623
Unrealized appreciation	$ 44,923,643	$ 51,919,391	$ 39,685,831
Unrealized depreciation	(7,878,792)	(647,803)	(5,545,750)
Net unrealized appreciation (depreciation)	$ 37,044,851	$ 51,271,588	$ 34,140,081

	Franklin New Jersey Tax-Free Income Fund	Franklin North Carolina Tax-Free Income Fund	Franklin Ohio Tax-Free Income Fund
Cost of investments	$ 1,389,026,643	$ 1,255,327,817	$ 1,516,985,627

Unrealized appreciation	$ 56,897,726	$ 44,755,319	$ 58,286,675
Unrealized depreciation	(9,105,508)	(5,061,764)	(11,578,740)
Net unrealized appreciation (depreciation)	$ 47,792,218	$ 39,693,555	$ 46,707,935

	Franklin Oregon Tax-Free Income Fund	Franklin Pennsylvania Tax-Free Income Fund	Franklin Virginia Tax-Free Income Fund
Cost of investments	$ 1,176,625,411	$ 1,311,844,026	$ 801,456,573
Unrealized appreciation	$ 57,152,105	$ 52,006,430	$ 28,950,534
Unrealized depreciation	(4,566,642)	(5,893,642)	(3,986,558)
Net unrealized appreciation (depreciation)	$ 52,585,463	$ 46,112,788	$ 24,963,976

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2011, all of the Funds' investments in securities carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.